UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs
(Exact name of registrant as specified in charter)
211 Maint Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated August 31, 2013, enclosed.

Schwab Fundamental Index* ETFs

Schwab Fundamental
U.S. Broad Market Index ETF

Schwab Fundamental
U.S. Large Company Index ETF

Schwab Fundamental
U.S. Small Company Index ETF

Schwab Fundamental
International Large Company
Index ETF

Schwab Fundamental
International Small Company Index ETF

Schwab Fundamental
Emerging Markets Large Company Index ETF

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* ETFs

Semiannual Report
August 31, 2013

Schwab Fundamental
U.S. Broad Market Index ETF

Schwab Fundamental
U.S. Large Company Index ETF

Schwab Fundamental
U.S. Small Company Index ETF

Schwab Fundamental
International Large Company
Index ETF

Schwab Fundamental
International Small Company Index ETF

Schwab Fundamental
Emerging Markets Large Company Index ETF

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return Since Inception to August 31, 2013*

Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)

Market Price Return[1]	-3.33%
NAV Return[1]	-3.29%
Russell Fundamental U.S. Index	-3.29%
ETF Category: Morningstar Large Blend[2]	-2.86%

Performance Details	page 5

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)

Market Price Return[1]	-3.05%
NAV Return[1]	-3.25%
Russell Fundamental U.S. Large Company Index	-3.25%
ETF Category: Morningstar Large Blend[2]	-2.86%

Performance Details	page 6

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)

Market Price Return[1]	-3.78%
NAV Return[1]	-3.70%
Russell Fundamental U.S. Small Company Index	-3.69%
ETF Category: Morningstar Small Blend[2]	-3.52%

Performance Details	page 7

Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)

Market Price Return[1]	-3.78%
NAV Return[1]	-4.33%
Russell Fundamental Developed ex-US Large Company Index	-4.34%
ETF Category: Morningstar Foreign Large Blend[2]	-4.19%

Performance Details	pages 8-9

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)

Market Price Return[1]	-3.73%
NAV Return[1]	-4.25%
Russell Fundamental Developed ex-US Small Company Index	-4.24%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-3.89%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)

Market Price Return[1]	-2.23%
NAV Return[1]	-2.15%
Russell Fundamental Emerging Markets Large Company Index	-2.10%
ETF Category: Morningstar Diversified Emerging Markets[2]	-5.08%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — each of the names identifying the Russell Fundamental Indexes is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Index ETFs are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab Fundamental Index ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

From August 15, 2013, through August 31, 2013, the funds generated modestly negative returns that were closely aligned with their respective indices, and reflected losses by many global stock markets.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning our new Schwab Fundamental Index ETFs. We launched these funds on August 15, 2013, and are excited to offer six additional “core” investment solutions as a way to help investors diversify their portfolios.

Fundamentally weighted strategies have enjoyed significant asset growth in recent years, as investors have embraced the value of alternatives to traditional index funds. Unlike equity indices that are often weighted based on market capitalization, fundamentally weighted indices select and weight stocks by non-price measures. By using this methodology, our new funds can be used in a portfolio as a complement to traditional cap-weighted and actively managed investment vehicles, potentially helping shareholders achieve better risk-adjusted performance over time. These core products also provide the benefits of an ETF, including transparency, trading flexibility, and potential tax efficiency.

From August 15, 2013, through August 31, 2013, the funds generated modestly negative returns that were closely aligned with their respective indices, and reflected losses by many global stock markets. The backdrop for these results included concern about the Federal Reserve potentially “tapering” its policies aimed at stimulating economic growth, and rising tensions in the Middle East. The depreciation of many overseas currencies versus the U.S. dollar also played a role, reducing the returns of international investments in U.S. dollar terms.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these ETFs and about ETF investing by visiting www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Fundamental Index ETFs 3

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2013, Ms. Qin worked at The Bank of New York Mellon Corporation, where she spent more than two years as an associate equity portfolio manager, and nearly two years as a performance analyst. Prior to that, Ms. Qin worked at Wells Fargo Fund Management as a mutual fund analyst and at CIGNA Reinsurance in the Variable Annuity Death Benefits (VADBe) Risk Management group as a risk analyst.

4 Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	-3.33%
NAV Return[2]	-3.29%
Russell Fundamental U.S. Index	-3.29%
ETF Category: Morningstar Large Blend[3]	-2.86%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	1,451
Weighted Average Market Cap ($ x 1,000,000)	$85,725
Price/Earnings Ratio (P/E)	22.8
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[5,6]	1%

 Sector Weightings % of Investments

Financials	15.1%
Energy	14.2%
Consumer Discretionary	13.1%
Information Technology	12.8%
Industrials	11.5%
Health Care	11.1%
Consumer Staples	10.9%
Utilities	4.0%
Materials	3.8%
Telecommunication Services	3.4%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.1%
Chevron Corp.	2.2%
ConocoPhillips	1.8%
AT&T, Inc.	1.7%
Microsoft Corp.	1.7%
Bank of America Corp.	1.6%
The Procter & Gamble Co.	1.4%
General Electric Co.	1.3%
Johnson & Johnson	1.2%
Wal-Mart Stores, Inc.	1.2%
Total	18.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “Russell Fundamental U.S. Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Broad Market Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 5

Schwab Fundamental U.S. Large Company Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	-3.05%
NAV Return[2]	-3.25%
Russell Fundamental U.S. Large Company Index	-3.25%
ETF Category: Morningstar Large Blend[3]	-2.86%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	614
Weighted Average Market Cap ($ x 1,000,000)	$94,260
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[5,6]	2%

 Sector Weightings % of Investments

Energy	15.0%
Financials	14.6%
Information Technology	12.6%
Consumer Discretionary	12.5%
Consumer Staples	11.6%
Health Care	11.6%
Industrials	10.6%
Utilities	4.1%
Telecommunication Services	3.7%
Materials	3.6%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.5%
Chevron Corp.	2.5%
ConocoPhillips	1.9%
AT&T, Inc.	1.9%
Microsoft Corp.	1.9%
Bank of America Corp.	1.8%
The Procter & Gamble Co.	1.6%
General Electric Co.	1.5%
Johnson & Johnson	1.4%
Wal-Mart Stores, Inc.	1.4%
Total	20.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “Russell Fundamental U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Small Company Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.78%
NAV Return[2]	-3.70%
Russell Fundamental U.S. Small Company Index	-3.69%
ETF Category: Morningstar Small Blend[3]	-3.52%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	867
Weighted Average Market Cap ($ x 1,000,000)	$3,511
Price/Earnings Ratio (P/E)	61.2
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5,6]	2%

 Sector Weightings % of Investments

Industrials	20.6%
Financials	19.9%
Consumer Discretionary	18.7%
Information Technology	14.7%
Health Care	6.3%
Energy	6.2%
Materials	5.8%
Consumer Staples	3.6%
Utilities	3.2%
Telecommunication Services	0.9%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Southwest Airlines Co.	0.7%
Delta Air Lines, Inc.	0.7%
SunEdison, Inc.	0.4%
United Continental Holdings, Inc.	0.4%
TD Ameritrade Holding Corp.	0.3%
Caesars Entertainment Corp.	0.3%
Office Depot, Inc.	0.3%
Huntington Ingalls Industries, Inc.	0.3%
NCR Corp.	0.3%
Covance, Inc.	0.3%
Total	4.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “Russell Fundamental U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 7

Schwab Fundamental International Large Company Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-3.78%
NAV Return[2]	-4.33%
Russell Fundamental Developed ex-US Large Company Index	-4.34%
ETF Category: Morningstar Foreign Large Blend[3]	-4.19%

Fund Expense Ratio4: 0.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Index ownership — “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

8 Schwab Fundamental Index ETFs

 Schwab Fundamental International Large Company Index ETF

Performance and Fund Facts as of 08/31/13 continued

 Statistics

Number of Holdings	735
Weighted Average Market Cap ($ x 1,000,000)	$50,866
Price/Earnings Ratio (P/E)	30.1
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1,2]	0%

 Sector Weightings % of Investments

Financials	19.1%
Energy	13.1%
Industrials	13.0%
Consumer Discretionary	11.3%
Materials	9.0%
Consumer Staples	8.8%
Telecommunication Services	8.2%
Health Care	6.3%
Utilities	6.3%
Information Technology	4.6%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets3

BP plc	2.4%
Total S.A.	2.1%
Royal Dutch Shell plc, A Shares	1.7%
Vodafone Group plc	1.5%
HSBC Holdings plc	1.4%
Royal Dutch Shell plc, B Shares	1.3%
Toyota Motor Corp.	1.2%
Nestle S.A. – Reg’d	1.1%
Banco Santander S.A.	1.0%
GlaxoSmithKline plc	1.0%
Total	14.7%

 Country Weightings % of Investments

Japan	21.1%
United Kingdom	18.1%
France	11.5%
Germany	9.0%
Canada	6.0%
Switzerland	5.8%
Netherlands	5.7%
Australia	4.5%
Italy	4.0%
Spain	4.0%
Other Countries	10.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 9

Schwab Fundamental International Small Company Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.73%
NAV Return[2]	-4.25%
Russell Fundamental Developed ex-US Small Company Index	-4.24%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	-3.89%

Fund Expense Ratio4: 0.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

10 Schwab Fundamental Index ETFs

 Schwab Fundamental International Small Company Index ETF

Performance and Fund Facts as of 08/31/13 continued

 Statistics

Number of Holdings	1,222
Weighted Average Market Cap ($ x 1,000,000)	$3,083
Price/Earnings Ratio (P/E)	33.1
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1,2]	0%

 Sector Weightings % of Investments

Industrials	24.7%
Consumer Discretionary	19.9%
Financials	17.1%
Materials	10.6%
Information Technology	9.1%
Consumer Staples	7.1%
Health Care	4.5%
Energy	3.9%
Utilities	1.6%
Telecommunication Services	1.1%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Gamesa Corp. Tecnologica S.A.	0.4%
Enterprise Inns plc	0.4%
Daiwa Securities Group, Inc.	0.3%
Nihon Parkerizing Co., Ltd.	0.3%
Methanex Corp.	0.3%
SBM Offshore N.V.	0.3%
KYB Co., Ltd.	0.3%
iShares MSCI EAFE Small Cap ETF	0.2%
Koito Manufacturing Co., Ltd.	0.2%
Darty plc	0.2%
Total	2.9%

 Country Weightings % of Investments

Japan	38.6%
United Kingdom	13.8%
Canada	8.1%
France	4.8%
Australia	4.3%
Germany	3.8%
Italy	2.9%
Switzerland	2.8%
Hong Kong	2.7%
Sweden	2.3%
Other Countries	15.9%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 11

Schwab Fundamental Emerging Markets Large Company Index ETF

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Since Inception*

Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-2.23%
NAV Return[2]	-2.15%
Russell Fundamental Emerging Markets Large Company Index	-2.10%
ETF Category: Morningstar Diversified Emerging Markets[3]	-5.08%

Fund Expense Ratio4: 0.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.

Index ownership — “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Indexes. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market. Total returns are since inception date of 8/15/13. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

12 Schwab Fundamental Index ETFs

 Schwab Fundamental Emerging Markets Large Company Index ETF

Performance and Fund Facts as of 08/31/13 continued

 Statistics

Number of Holdings	272
Weighted Average Market Cap ($ x 1,000,000)	$38,088
Price/Earnings Ratio (P/E)	8.1
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1,2]	1%

 Sector Weightings % of Investments

Energy	24.5%
Financials	16.0%
Information Technology	15.5%
Materials	12.6%
Telecommunication Services	11.2%
Consumer Discretionary	6.5%
Industrials	6.2%
Utilities	3.4%
Consumer Staples	2.7%
Other	1.4%
Total	100.0%

 Top Equity Holdings % of Net Assets3

LUKOIL OAO	4.4%
Gazprom OAO	4.0%
Samsung Electronics Co., Ltd.	3.9%
China Mobile Ltd.	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Petroleo Brasileiro S.A. Pfd	1.7%
China Construction Bank Corp., H Shares	1.7%
POSCO	1.5%
Surgutneftegas OAO	1.5%
Petroleo Brasileiro S.A.	1.4%
Total	23.9%

 Country Weightings % of Investments

Republic of Korea	21.9%
Russia	15.5%
Taiwan	13.7%
Brazil	12.1%
China	12.1%
South Africa	7.2%
Mexico	3.8%
Poland	2.1%
India	1.7%
Malaysia	1.7%
Other Countries	8.2%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. The Hypothetical expense examples are based on an investment of $1,000 invested for the six months beginning March 1, 2013 and held through August 31, 2013. The Actual expense examples are based on an investment of $1,000 invested for the period beginning from commencement of operations on August 14, 2013 and held through August 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
			Account Value	Expenses Paid
	Expense Ratio[1]	Beginning	(Net of Expenses)	During Period
	(Annualized)	Account Value	at 8/31/13	Ended 8/31/13[2,3]

Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.32%	$1,000.00	$962.80	$0.15
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.32%	$1,000.00	$963.20	$0.15
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.32%	$1,000.00	$958.80	$0.15
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental International Large Company Index ETF
Actual Return	0.32%	$1,000.00	$962.80	$0.15
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental International Small Company Index ETF
Actual Return	0.46%	$1,000.00	$964.40	$0.22
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.89	$2.35

Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.46%	$1,000.00	$982.40	$0.22
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.89	$2.35

[1]	The expense ratio provided is for the period from 8/14/13 (commencement of operations) through 8/31/13.
[2]	Actual expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 18 days of the period from commencement of operations on 8/14/13 through 8/31/13, and divided by the 365 days of the fiscal year.
[3]	Hypothetical expenses for each fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gains (losses)	(0.95)

Total from investment operations	(0.93)

Net asset value at end of period	24.07

Total return (%)	(3.72)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32	[3]
Gross operating expenses	0.32	[3]
Net investment income (loss)	2.11	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	8,423

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 15

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	8,591,321	8,408,700
0.1%	Other Investment Companies	8,126	8,065

99.9%	Total Investments	8,599,447	8,416,765
0.1%	Other Assets and Liabilities, Net		6,581

100.0%	Net Assets		8,423,346

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	92,680

Banks 2.7%
Wells Fargo & Co.	1,779	0.9	73,081
Other Securities		1.8	152,947

		2.7	226,028

Capital Goods 8.4%
3M Co.	294	0.4	33,392
General Electric Co.	4,858	1.3	112,414
United Technologies Corp.	490	0.6	49,049
Other Securities		6.1	515,325

		8.4	710,180

Commercial & Professional Services 1.1%
Other Securities		1.1	93,902

Consumer Durables & Apparel 1.3%
Other Securities		1.3	108,978

Consumer Services 1.8%
McDonald’s Corp.	441	0.5	41,613
Other Securities		1.3	112,822

		1.8	154,435

Diversified Financials 7.2%
Bank of America Corp.	9,835	1.6	138,870
Berkshire Hathaway, Inc., Class B *	498	0.7	55,388
Citigroup, Inc.	1,736	1.0	83,901
JPMorgan Chase & Co.	1,960	1.2	99,039
The Charles Schwab Corp. (a)	399	0.1	8,331
The Goldman Sachs Group, Inc.	238	0.4	36,207
Other Securities		2.2	183,937

		7.2	605,673

Energy 14.2%
Chevron Corp.	1,561	2.2	187,991
ConocoPhillips	2,234	1.8	148,114
Exxon Mobil Corp.	3,976	4.1	346,548
Marathon Oil Corp.	1,030	0.4	35,463
Occidental Petroleum Corp.	399	0.4	35,196
Phillips 66	932	0.6	53,217
Schlumberger Ltd.	400	0.4	32,376
Valero Energy Corp.	1,099	0.5	39,047
Other Securities		3.8	319,378

		14.2	1,197,330

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	301	0.4	33,673
CVS Caremark Corp.	1,037	0.7	60,198
Wal-Mart Stores, Inc.	1,442	1.2	105,237
Walgreen Co.	841	0.5	40,427
Other Securities		1.2	98,043

		4.0	337,578

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	1,114	0.4	37,742
Mondelez International, Inc., Class A	1,107	0.4	33,952
PepsiCo, Inc.	652	0.6	51,984
Philip Morris International, Inc.	533	0.5	44,473
The Coca-Cola Co.	1,044	0.5	39,860
Other Securities		2.4	192,348

		4.8	400,359

Health Care Equipment & Services 5.8%
UnitedHealth Group, Inc.	883	0.8	63,346
WellPoint, Inc.	749	0.8	63,770
Other Securities		4.2	362,241

		5.8	489,357

Household & Personal Products 2.1%
The Procter & Gamble Co.	1,534	1.4	119,483
Other Securities		0.7	55,965

		2.1	175,448

Insurance 3.7%
The Travelers Cos., Inc.	484	0.5	38,672
Other Securities		3.2	273,651

		3.7	312,323

Materials 3.8%
Other Securities		3.8	318,966

Media 3.9%
Comcast Corp., Class A	876	0.4	36,871

16 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
The Walt Disney Co.	827	0.6	50,306
Time Warner, Inc.	1,016	0.7	61,498
Other Securities		2.2	180,312

		3.9	328,987

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Amgen, Inc.	350	0.5	38,129
Johnson & Johnson	1,218	1.2	105,247
Merck & Co., Inc.	1,022	0.6	48,330
Pfizer, Inc.	3,410	1.1	96,196
Other Securities		1.8	153,716

		5.2	441,618

Real Estate 1.5%
Other Securities		1.5	126,503

Retailing 4.9%
Best Buy Co., Inc.	910	0.4	32,760
Lowe’s Cos., Inc.	1,009	0.5	46,232
Target Corp.	574	0.4	36,340
The Home Depot, Inc.	665	0.6	49,536
Other Securities		3.0	250,948

		4.9	415,816

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	3,283	0.9	72,160
Other Securities		1.5	130,121

		2.4	202,281

Software & Services 5.8%
International Business Machines Corp.	483	1.0	88,036
Microsoft Corp.	4,236	1.7	141,482
Other Securities		3.1	257,775

		5.8	487,293

Technology Hardware & Equipment 4.6%
Apple, Inc.	77	0.4	37,503
Cisco Systems, Inc.	2,464	0.7	57,436
Hewlett-Packard Co.	4,368	1.2	97,581
Other Securities		2.3	197,806

		4.6	390,326

Telecommunication Services 3.4%
AT&T, Inc.	4,298	1.7	145,401
Verizon Communications, Inc.	2,121	1.2	100,493
Other Securities		0.5	39,987

		3.4	285,881

Transportation 2.0%
Other Securities		2.0	165,531

Utilities 4.1%
Other Securities		4.1	341,227

Total Common Stock
(Cost $8,591,321)			8,408,700

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	4,890

Money Market Fund 0.0%
Other Securities		0.0	3,175

Total Other Investment Companies
(Cost $8,126)			8,065

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $8,599,447 and the unrealized appreciation and depreciation were $27,333 and ($210,015), respectively, with a net unrealized depreciation of ($182,682).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$8,408,700	$—	$—	$8,408,700
Other Investment Companies[1]	8,065	—	—	8,065

Total	$8,416,765	$—	$—	$8,416,765

[1]	As categorized in Portfolio Holdings.

See financial notes 17

 Schwab Fundamental U.S. Broad Market Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $8,722)		$8,331
Investments in unaffiliated issuers, at value (cost $8,590,725)	+	8,408,434

Total investments, at value (cost $8,599,447)		8,416,765
Receivables:
Investments sold		10
Dividends	+	6,858

Total assets		8,423,633

Liabilities

Payables:
Investment adviser fees		287

Total liabilities		287

Net Assets

Total assets		8,423,633
Total liabilities	−	287

Net assets		$8,423,346

Net Assets by Source
Capital received from investors		8,600,342
Net investment income not yet distributed		6,037
Net realized capital losses		(351)
Net unrealized capital losses		(182,682)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$8,423,346		350,001		$24.07

18 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $4)		$6,954

Expenses

Investment adviser fees		917

Total expenses	−	917

Net investment income		6,037

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(351)
Net unrealized losses on affiliated issuer		(391)
Net unrealized losses on unaffiliated investments	+	(182,291)

Net unrealized losses	+	(182,682)

Net realized and unrealized losses		(183,033)

Net decrease in net assets resulting from operations		($176,996)

*	Commencement of operations.

See financial notes 19

 Schwab Fundamental U.S. Broad Market Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$6,037
Net realized losses		(351)
Net unrealized losses	+	(182,682)

Net decrease in net assets resulting from operations		($176,996)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		350,001	$8,600,342
Shares redeemed	+	—	—

Net transactions in fund shares		350,001	$8,600,342

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	350,001	8,423,346

End of period		350,001	$8,423,346

Net investment income not yet distributed			$6,037

*	Commencement of operations.

20 See financial notes

Schwab Fundamental U.S. Large Company Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gains (losses)	(0.94)

Total from investment operations	(0.92)

Net asset value at end of period	24.08

Total return (%)	(3.68)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32	[3]
Gross operating expenses	0.32	[3]
Net investment income (loss)	2.53	[3]
Portfolio turnover rate[4]	2	[2]
Net assets, end of period ($ x 1,000)	6,020

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 21

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	6,166,040	6,007,820
0.1%	Other Investment Companies	7,286	7,187

99.9%	Total Investments	6,173,326	6,015,007
0.1%	Other Assets and Liabilities, Net		4,543

100.0%	Net Assets		6,019,550

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	66,082

Banks 2.5%
Wells Fargo & Co.	1,407	1.0	57,799
Other Securities		1.5	90,351

		2.5	148,150

Capital Goods 8.2%
3M Co.	231	0.4	26,237
General Electric Co.	3,841	1.5	88,881
United Technologies Corp.	387	0.6	38,739
Other Securities		5.7	338,886

		8.2	492,743

Commercial & Professional Services 0.8%
Other Securities		0.8	47,776

Consumer Durables & Apparel 1.0%
Other Securities		1.0	60,076

Consumer Services 1.5%
McDonald’s Corp.	348	0.5	32,837
Other Securities		1.0	55,014

		1.5	87,851

Diversified Financials 7.6%
Bank of America Corp.	7,742	1.8	109,317
Berkshire Hathaway, Inc., Class B *	397	0.7	44,154
Citigroup, Inc.	1,375	1.1	66,454
JPMorgan Chase & Co.	1,551	1.3	78,372
The Charles Schwab Corp. (a)	315	0.1	6,577
The Goldman Sachs Group, Inc.	187	0.5	28,448
Other Securities		2.1	123,697

		7.6	457,019

Energy 15.0%
Chevron Corp.	1,231	2.5	148,249
ConocoPhillips	1,767	1.9	117,152
Exxon Mobil Corp.	3,128	4.5	272,637
Marathon Oil Corp.	814	0.5	28,026
Occidental Petroleum Corp.	312	0.5	27,522
Phillips 66	738	0.7	42,140
Schlumberger Ltd.	316	0.4	25,577
Valero Energy Corp.	868	0.5	30,840
Other Securities		3.5	212,473

		15.0	904,616

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	237	0.4	26,513
CVS Caremark Corp.	823	0.8	47,775
Wal-Mart Stores, Inc.	1,140	1.4	83,197
Walgreen Co.	664	0.5	31,918
Other Securities		1.2	71,202

		4.3	260,605

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	880	0.5	29,814
Mondelez International, Inc., Class A	878	0.4	26,928
PepsiCo, Inc.	517	0.7	41,220
Philip Morris International, Inc.	423	0.6	35,295
The Coca-Cola Co.	828	0.5	31,613
Other Securities		2.3	137,008

		5.0	301,878

Health Care Equipment & Services 6.0%
UnitedHealth Group, Inc.	699	0.8	50,146
WellPoint, Inc.	592	0.8	50,403
Other Securities		4.4	259,010

		6.0	359,559

Household & Personal Products 2.2%
The Procter & Gamble Co.	1,209	1.6	94,169
Other Securities		0.6	40,917

		2.2	135,086

Insurance 3.6%
The Travelers Cos., Inc.	382	0.5	30,522
Other Securities		3.1	187,464

		3.6	217,986

Materials 3.6%
Other Securities		3.6	214,893

Media 4.1%
Comcast Corp., Class A	693	0.5	29,168

22 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
The Walt Disney Co.	654	0.7	39,783
Time Warner, Inc.	804	0.8	48,666
Other Securities		2.1	127,136

		4.1	244,753

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Amgen, Inc.	277	0.5	30,176
Johnson & Johnson	964	1.4	83,299
Merck & Co., Inc.	808	0.6	38,210
Pfizer, Inc.	2,697	1.3	76,082
Other Securities		1.8	107,193

		5.6	334,960

Real Estate 0.9%
Other Securities		0.9	54,555

Retailing 4.8%
Best Buy Co., Inc.	723	0.4	26,028
Lowe’s Cos., Inc.	799	0.6	36,610
Target Corp.	453	0.5	28,679
The Home Depot, Inc.	523	0.6	38,958
Other Securities		2.7	161,377

		4.8	291,652

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	2,597	0.9	57,082
Other Securities		1.4	78,871

		2.3	135,953

Software & Services 5.8%
International Business Machines Corp.	382	1.2	69,627
Microsoft Corp.	3,350	1.9	111,890
Other Securities		2.7	165,726

		5.8	347,243

Technology Hardware & Equipment 4.6%
Apple, Inc.	60	0.5	29,223
Cisco Systems, Inc.	1,948	0.8	45,408
Hewlett-Packard Co.	3,454	1.3	77,162
Other Securities		2.0	125,723

		4.6	277,516

Telecommunication Services 3.6%
AT&T, Inc.	3,384	1.9	114,481
Verizon Communications, Inc.	1,677	1.3	79,456
Other Securities		0.4	26,183

		3.6	220,120

Transportation 1.6%
Other Securities		1.6	97,404

Utilities 4.1%
Other Securities		4.1	249,344

Total Common Stock
(Cost $6,166,040)			6,007,820

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	4,932

Money Market Fund 0.0%
Other Securities		0.0	2,255

Total Other Investment Companies
(Cost $7,286)			7,187

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $6,175,895 and the unrealized appreciation and depreciation were $4,151 and ($165,039), respectively, with a net unrealized depreciation of ($160,888).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,007,820	$—	$—	$6,007,820
Other Investment Companies[1]	7,187	—	—	7,187

Total	$6,015,007	$—	$—	$6,015,007

[1]	As categorized in Portfolio Holdings.

See financial notes 23

 Schwab Fundamental U.S. Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $6,876)		$6,577
Investments in unaffiliated issuers, at value (cost $6,166,450)	+	6,008,430

Total investments, at value (cost $6,173,326)		6,015,007
Receivables:
Dividends	+	4,765

Total assets		6,019,772

Liabilities

Payables:
Investment adviser fees		222

Total liabilities		222

Net Assets

Total assets		6,019,772
Total liabilities	−	222

Net assets		$6,019,550

Net Assets by Source
Capital received from investors		6,176,048
Net investment income not yet distributed		4,302
Net realized capital losses		(2,481)
Net unrealized capital losses		(158,319)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,019,550		250,001		$24.08

24 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $3)		$4,846

Expenses

Investment adviser fees		544

Total expenses	−	544

Net investment income		4,302

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,481)
Net unrealized losses on affiliated issuer		(299)
Net unrealized losses on unaffiliated investments	+	(158,020)

Net unrealized losses	+	(158,319)

Net realized and unrealized losses		(160,800)

Net decrease in net assets resulting from operations		($156,498)

*	Commencement of operations.

See financial notes 25

 Schwab Fundamental U.S. Large Company Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$4,302
Net realized losses		(2,481)
Net unrealized losses	+	(158,319)

Net decrease in net assets resulting from operations		($156,498)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		250,001	$6,176,048
Shares redeemed	+	—	—

Net transactions in fund shares		250,001	$6,176,048

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	250,001	6,019,550

End of period		250,001	$6,019,550

Net investment income not yet distributed			$4,302

*	Commencement of operations.

26 See financial notes

Schwab Fundamental U.S. Small Company Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	(1.04)

Total from investment operations	(1.03)

Net asset value at end of period	23.97

Total return (%)	(4.12)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32	[3]
Gross operating expenses	0.32	[3]
Net investment income (loss)	1.86	[3]
Portfolio turnover rate[4]	2	[2]
Net assets, end of period ($ x 1,000)	5,992

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 27

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	6,193,842	5,984,632
0.1%	Other Investment Companies	3,785	3,708

99.9%	Total Investments	6,197,627	5,988,340
0.1%	Other Assets and Liabilities, Net		3,311

100.0%	Net Assets		5,991,651

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Dana Holding Corp.	735	0.3	15,406
Thor Industries, Inc.	311	0.3	15,932
Other Securities		0.5	32,621

		1.1	63,959

Banks 4.8%
CapitalSource, Inc.	1,430	0.3	16,517
Synovus Financial Corp.	4,968	0.3	15,848
Other Securities		4.2	258,105

		4.8	290,470

Capital Goods 10.9%
Carlisle Cos., Inc.	220	0.2	14,652
Chicago Bridge & Iron Co. N.V.	253	0.3	15,137
Huntington Ingalls Industries, Inc.	300	0.3	18,996
Lincoln Electric Holdings, Inc.	255	0.3	15,945
Trinity Industries, Inc.	366	0.3	15,453
Other Securities		9.5	574,475

		10.9	654,658

Commercial & Professional Services 4.3%
Other Securities		4.3	257,660

Consumer Durables & Apparel 4.1%
Hanesbrands, Inc.	261	0.3	15,524
PVH Corp.	115	0.2	14,806
The Jones Group, Inc.	1,116	0.3	16,439
Other Securities		3.3	197,849

		4.1	244,618

Consumer Services 5.5%
Caesars Entertainment Corp. *	940	0.3	20,182
Other Securities		5.2	307,973

		5.5	328,155

Diversified Financials 3.3%
Federated Investors, Inc., Class B	589	0.3	15,997
TD Ameritrade Holding Corp.	792	0.3	20,331
Other Securities		2.7	163,525

		3.3	199,853

Energy 6.2%
Exterran Holdings, Inc. *	526	0.2	14,428
Oceaneering International, Inc.	200	0.3	15,516
Tidewater, Inc.	301	0.3	16,242
Other Securities		5.4	327,530

		6.2	373,716

Food & Staples Retailing 0.9%
Other Securities		0.9	52,404

Food, Beverage & Tobacco 2.2%
Other Securities		2.2	133,365

Health Care Equipment & Services 4.3%
Kindred Healthcare, Inc.	1,127	0.3	16,567
Other Securities		4.0	238,058

		4.3	254,625

Household & Personal Products 0.4%
Other Securities		0.4	26,745

Insurance 4.4%
Aspen Insurance Holdings Ltd.	446	0.3	15,864
CNO Financial Group, Inc.	1,116	0.3	15,166
Kemper Corp.	455	0.3	15,447
Markel Corp. *	30	0.3	15,321
Old Republic International Corp.	1,146	0.3	16,273
Protective Life Corp.	400	0.3	16,716
StanCorp Financial Group, Inc.	306	0.3	16,010
The Hanover Insurance Group, Inc.	276	0.2	14,703
Other Securities		2.1	136,461

		4.4	261,961

Materials 5.8%
Crown Holdings, Inc. *	334	0.2	14,516
Rock-Tenn Co., Class A	136	0.3	15,111
Other Securities		5.3	319,470

		5.8	349,097

Media 2.4%
Lamar Advertising Co., Class A *	360	0.3	15,145

28 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.1	127,895

		2.4	143,040

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Covance, Inc. *	210	0.3	17,018
Endo Health Solutions, Inc. *	406	0.3	16,682
Other Securities		1.4	86,417

		2.0	120,117

Real Estate 7.3%
Other Securities		7.3	438,808

Retailing 5.7%
Group 1 Automotive, Inc.	209	0.3	16,037
Office Depot, Inc. *	4,565	0.3	19,127
Saks, Inc. *	1,015	0.3	16,169
Other Securities		4.8	290,446

		5.7	341,779

Semiconductors & Semiconductor Equipment 3.8%
SunEdison, Inc. *	3,418	0.4	25,156
Other Securities		3.4	204,594

		3.8	229,750

Software & Services 6.0%
Compuware Corp.	1,411	0.3	15,055
Convergys Corp.	821	0.2	14,474
Electronic Arts, Inc. *	630	0.3	16,783
Lender Processing Services, Inc.	470	0.3	14,993
VeriSign, Inc. *	345	0.3	16,557
Other Securities		4.6	281,252

		6.0	359,114

Technology Hardware & Equipment 4.9%
Benchmark Electronics, Inc. *	686	0.3	15,071
NCR Corp. *	486	0.3	17,292
Sanmina Corp. *	961	0.3	15,635
SYNNEX Corp. *	345	0.3	16,391
Other Securities		3.7	228,692

		4.9	293,081

Telecommunication Services 0.9%
Other Securities		0.9	53,155

Transportation 5.4%
Arkansas Best Corp.	631	0.3	15,699
Con-way, Inc.	388	0.3	16,141
Delta Air Lines, Inc.	2,227	0.7	43,939
Southwest Airlines Co.	3,442	0.7	44,092
United Continental Holdings, Inc. *	859	0.4	24,447
Other Securities		3.0	178,055

		5.4	322,373

Utilities 3.2%
Other Securities		3.2	192,129

Total Common Stock
(Cost $6,193,842)			5,984,632

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	3,513

Money Market Fund 0.0%
Other Securities		0.0	195

Total Other Investment Companies
(Cost $3,785)			3,708

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $6,199,356 and the unrealized appreciation and depreciation were $12,285 and ($223,301), respectively, with a net unrealized depreciation of ($211,016).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,984,632	$—	$—	$5,984,632
Other Investment Companies[1]	3,708	—	—	3,708

Total	$5,988,340	$—	$—	$5,988,340

[1]	As categorized in Portfolio Holdings.

See financial notes 29

 Schwab Fundamental U.S. Small Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments, at value (cost $6,197,627)		$5,988,340
Receivables:
Investments sold		65
Dividends	+	3,469

Total assets		5,991,874

Liabilities

Payables:
Investment adviser fees		223

Total liabilities		223

Net Assets

Total assets		5,991,874
Total liabilities	−	223

Net assets		$5,991,651

Net Assets by Source
Capital received from investors		6,199,922
Net investment income not yet distributed		3,168
Net realized capital losses		(2,152)
Net unrealized capital losses		(209,287)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,991,651		250,001		$23.97

30 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $11)		$3,714

Expenses

Investment adviser fees		546

Total expenses	−	546

Net investment income		3,168

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,152)
Net unrealized losses on investments	+	(209,287)

Net realized and unrealized losses		(211,439)

Net decrease in net assets resulting from operations		($208,271)

*	Commencement of operations.

See financial notes 31

 Schwab Fundamental U.S. Small Company Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$3,168
Net realized losses		(2,152)
Net unrealized losses	+	(209,287)

Net decrease in net assets resulting from operations		($208,271)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		250,001	$6,199,922
Shares redeemed	+	—	—

Net transactions in fund shares		250,001	$6,199,922

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	250,001	5,991,651

End of period		250,001	$5,991,651

Net investment income not yet distributed			$3,168

*	Commencement of operations.

32 See financial notes

Schwab Fundamental International Large Company Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains (losses)	(0.96)

Total from investment operations	(0.93)

Net asset value at end of period	24.07

Total return (%)	(3.72)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.32	[3]
Gross operating expenses	0.32	[3]
Net investment income (loss)	3.16	[3]
Portfolio turnover rate[4]	—
Net assets, end of period ($ x 1,000)	12,037

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 33

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	12,388,393	11,935,436
0.3%	Other Investment Companies	33,021	32,438
0.4%	Preferred Stock	54,160	50,452

99.8%	Total Investments	12,475,574	12,018,326
0.2%	Other Assets and Liabilities, Net		18,575

100.0%	Net Assets		12,036,901

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 4.4%
BHP Billiton Ltd.	2,182	0.6	69,476
Other Securities		3.8	467,132

		4.4	536,608

Austria 0.4%
Other Securities		0.4	51,249

Belgium 0.9%
Other Securities		0.9	110,468

Canada 6.0%
Other Securities		6.0	718,657

Denmark 0.8%
Other Securities		0.8	97,239

Finland 1.4%
Nokia Oyj *	20,045	0.6	77,338
Other Securities		0.8	90,179

		1.4	167,517

France 11.5%
AXA S.A.	2,675	0.5	58,147
BNP Paribas S.A.	1,200	0.6	75,026
Carrefour S.A.	1,700	0.4	53,093
Compagnie de Saint-Gobain	1,155	0.4	53,822
GDF Suez	2,875	0.5	62,172
Orange	9,000	0.8	91,094
Sanofi	900	0.7	86,264
Total S.A.	4,470	2.1	247,053
Vivendi	2,675	0.4	54,126
Other Securities		5.1	601,621

		11.5	1,382,418

Germany 8.6%
Allianz SE - Reg’d	510	0.6	72,898
BASF SE	1,005	0.7	87,635
Bayer AG - Reg’d	552	0.5	61,170
Daimler AG - Reg’d	1,550	0.9	106,116
Deutsche Telekom AG - Reg’d	7,000	0.7	89,459
E.ON SE	5,000	0.7	78,984
Siemens AG - Reg’d	750	0.7	79,205
Other Securities		3.8	460,597

		8.6	1,036,064

Hong Kong 0.9%
Other Securities		0.9	104,487

Ireland 0.7%
Other Securities		0.7	80,384

Israel 0.3%
Other Securities		0.3	34,264

Italy 4.0%
Enel S.p.A.	16,820	0.5	55,492
Eni S.p.A.	4,750	0.9	108,231
Intesa Sanpaolo S.p.A.	29,500	0.5	57,181
UniCredit S.p.A.	12,000	0.6	67,691
Other Securities		1.5	196,157

		4.0	484,752

Japan 21.0%
Honda Motor Co., Ltd.	1,700	0.5	61,423
Mitsubishi UFJ Financial Group, Inc.	8,000	0.4	46,965
Nippon Telegraph & Telephone Corp.	1,000	0.4	50,910
Panasonic Corp. *	6,000	0.5	54,671
Sony Corp.	2,500	0.4	50,247
Tokyo Electric Power Co., Inc. *	15,500	0.7	78,989
Toyota Motor Corp.	2,300	1.2	139,245
Other Securities		16.9	2,047,639

		21.0	2,530,089

Luxembourg 0.5%
Other Securities		0.5	63,091

Netherlands 5.7%
ING Groep N.V. CVA *	4,750	0.4	51,453
Royal Dutch Shell plc, A Shares	6,400	1.7	206,672
Royal Dutch Shell plc, B Shares	4,510	1.3	151,600
Other Securities		2.3	272,535

		5.7	682,260

34 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

New Zealand 0.1%
Other Securities		0.1	12,750

Norway 0.8%
Other Securities		0.8	95,692

Portugal 0.2%
Other Securities		0.2	32,186

Singapore 0.7%
Other Securities		0.7	80,705

Spain 4.0%
Banco Bilbao Vizcaya Argentaria S.A.	7,000	0.6	66,642
Banco Santander S.A.	17,465	1.0	122,977
Repsol S.A.	2,000	0.4	46,296
Telefonica S.A. *	9,005	1.0	122,005
Other Securities		1.0	120,269

		4.0	478,189

Sweden 2.4%
Other Securities		2.4	286,777

Switzerland 5.7%
Nestle S.A. - Reg’d	1,945	1.1	127,351
Novartis AG - Reg’d	1,270	0.8	92,417
Roche Holding AG	312	0.6	77,664
Other Securities		3.2	395,502

		5.7	692,934

United Kingdom 18.1%
Anglo American plc	2,397	0.5	54,822
AstraZeneca plc	1,740	0.7	85,539
Barclays plc	16,375	0.6	71,774
BP plc	41,785	2.4	288,411
British American Tobacco plc	1,030	0.4	51,862
BT Group plc	10,500	0.4	52,837
GlaxoSmithKline plc	4,800	1.0	122,181
HSBC Holdings plc	16,625	1.4	173,848
Rio Tinto plc	1,020	0.4	45,963
Tesco plc	11,880	0.6	67,362
Vodafone Group plc	57,750	1.5	184,250
Other Securities		8.2	977,807

		18.1	2,176,656

Total Common Stock
(Cost $12,388,393)			11,935,436

Other Investment Companies 0.3% of net assets

United States 0.3%

Equity Fund 0.1%
Other Securities		0.1	11,834

Money Market Fund 0.2%
Other Securities		0.2	20,604

Total Other Investment Companies
(Cost $33,021)			32,438

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	50,452

Total Preferred Stock
(Cost $54,160)			50,452

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $12,475,574 and the unrealized appreciation and depreciation were $38,258 and ($495,506), respectively, with a net unrealized depreciation of ($457,248).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes 35

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$11,935,436	$—	$—	$11,935,436
Other Investment Companies[1]	32,438	—	—	32,438
Preferred Stock[1]	50,452	—	—	50,452

Total	$12,018,326	$—	$—	$12,018,326

[1]	As categorized in Portfolio Holdings.

36 See financial notes

 Schwab Fundamental International Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments, at value (cost $12,475,574)		$12,018,326
Foreign currency, at value (cost $1,210)		1,204
Receivables:
Dividends		17,744
Foreign tax reclaims	+	60

Total assets		12,037,334

Liabilities

Payables:
Investments bought		74
Investment adviser fees	+	359

Total liabilities		433

Net Assets

Total assets		12,037,334
Total liabilities	−	433

Net assets		$12,036,901

Net Assets by Source
Capital received from investors		12,480,337
Net investment income not yet distributed		16,674
Net realized capital losses		(2,734)
Net unrealized capital losses		(457,376)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$12,036,901		500,001		$24.07

See financial notes 37

 Schwab Fundamental International Large Company Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $753)		$18,365

Expenses

Investment adviser fees		1,691

Total expenses	−	1,691

Net investment income		16,674

Realized and Unrealized Gains (Losses)

Net realized losses on foreign currency transactions		(2,734)
Net unrealized losses on investments		(457,248)
Net unrealized losses on foreign currency translations	+	(128)

Net unrealized losses	+	(457,376)

Net realized and unrealized losses		(460,110)

Net decrease in net assets resulting from operations		($443,436)

*	Commencement of operations.

38 See financial notes

 Schwab Fundamental International Large Company Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$16,674
Net realized losses		(2,734)
Net unrealized losses	+	(457,376)

Net decrease in net assets resulting from operations		($443,436)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		500,001	$12,480,337
Shares redeemed	+	—	—

Net transactions in fund shares		500,001	$12,480,337

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	500,001	12,036,901

End of period		500,001	$12,036,901

Net investment income not yet distributed			$16,674

*	Commencement of operations.

See financial notes 39

Schwab Fundamental International Small Company Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gains (losses)	(0.91)

Total from investment operations	(0.89)

Net asset value at end of period	24.11

Total return (%)	(3.56)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[3]
Gross operating expenses	0.46	[3]
Net investment income (loss)	1.80	[3]
Portfolio turnover rate[4]	—
Net assets, end of period ($ x 1,000)	7,234

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

40 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	7,436,054	7,179,138
0.4%	Other Investment Companies	31,222	30,729
0.4%	Preferred Stock	26,939	25,819
0.0%	Rights	—	155

100.0%	Total Investments	7,494,215	7,235,841
(0.0%)	Other Assets and Liabilities, Net		(1,850)

100.0%	Net Assets		7,233,991

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Australia 4.3%
Other Securities		4.3	313,802

Austria 0.7%
Other Securities		0.7	48,085

Belgium 1.1%
Other Securities		1.1	76,374

Canada 8.1%
CI Financial Corp.	432	0.2	13,125
Methanex Corp.	396	0.3	18,375
Precision Drilling Corp.	1,584	0.2	15,571
Quebecor, Inc., Class B	636	0.2	13,607
Other Securities		7.2	523,226

		8.1	583,904

Denmark 1.5%
Other Securities		1.5	110,522

Finland 2.2%
Rautaruukki Oyj	2,055	0.2	14,470
Other Securities		2.0	142,350

		2.2	156,820

France 4.8%
Neopost S.A.	204	0.2	14,257
Technicolor S.A. *	2,985	0.2	14,170
Teleperformance	312	0.2	14,031
Zodiac Aerospace	96	0.2	13,867
Other Securities		4.0	291,589

		4.8	347,914

Germany 3.4%
Wacker Chemie AG	135	0.2	13,221
Wincor Nixdorf AG	228	0.2	14,262
Other Securities		3.0	221,337

		3.4	248,820

Hong Kong 2.7%
Other Securities		2.7	193,043

Ireland 0.8%
Grafton Group plc	1,908	0.2	16,102
Other Securities		0.6	41,002

		0.8	57,104

Israel 1.4%
Bank Hapoalim B.M.	2,949	0.2	13,721
Other Securities		1.2	84,008

		1.4	97,729

Italy 2.8%
Other Securities		2.8	205,394

Japan 38.6%
Aiful Corp. *	1,650	0.2	13,672
Daiwa Securities Group, Inc.	3,000	0.3	24,339
Ebara Corp.	3,000	0.2	16,022
Hirose Electric Co., Ltd.	100	0.2	13,209
Hitachi Chemical Co., Ltd.	900	0.2	14,897
Kandenko Co., Ltd.	3,000	0.2	15,594
Koito Manufacturing Co., Ltd.	1,000	0.2	17,724
KYB Co., Ltd.	3,000	0.3	18,101
Maeda Road Construction Co., Ltd.	1,000	0.2	15,574
Marui Group Co., Ltd.	1,500	0.2	14,065
Mitsumi Electric Co., Ltd. *	2,100	0.2	15,411
Nihon Parkerizing Co., Ltd.	1,000	0.3	19,324
Nippo Corp.	1,000	0.2	16,093
Nippon Paint Co., Ltd.	1,000	0.2	14,452
Nitori Holdings Co., Ltd.	150	0.2	13,438
Nomura Real Estate Holdings, Inc.	600	0.2	13,760
NTN Corp. *	4,000	0.2	14,840
Rengo Co., Ltd.	3,000	0.2	14,830
Sankyo Co., Ltd.	300	0.2	13,989
Santen Pharmaceutical Co., Ltd.	300	0.2	13,943
The Nippon Road Co., Ltd.	3,000	0.2	15,319
Tokuyama Corp.	4,000	0.2	14,187
Unipres Corp.	600	0.2	13,075
Other Securities		33.7	2,436,047

		38.6	2,791,905

See financial notes 41

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Luxembourg 0.5%
Other Securities		0.5	39,177

Netherlands 1.8%
SBM Offshore N.V. *	933	0.3	18,288
Other Securities		1.5	108,464

		1.8	126,752

New Zealand 0.4%
Other Securities		0.4	30,815

Norway 1.1%
Other Securities		1.1	80,057

Portugal 0.4%
Other Securities		0.4	28,690

Singapore 1.6%
Other Securities		1.6	112,243

Spain 2.1%
Gamesa Corp. Tecnologica S.A.	4,302	0.4	30,065
Other Securities		1.7	125,527

		2.1	155,592

Sweden 2.3%
Other Securities		2.3	169,289

Switzerland 2.8%
Georg Fischer AG - Reg’d *	27	0.2	14,609
Other Securities		2.6	191,441

		2.8	206,050

United Kingdom 13.8%
Ashtead Group plc	1,446	0.2	14,428
Bellway plc	648	0.2	13,442
Berendsen plc	996	0.2	13,266
Booker Group plc	7,500	0.2	14,467
Darty plc	13,275	0.2	16,531
Enterprise Inns plc *	11,616	0.4	25,642
Invensys plc	1,953	0.2	14,770
London Stock Exchange Group plc	579	0.2	13,972
Mitchells & Butlers plc *	2,094	0.2	13,799
UBM plc	1,317	0.2	14,078
Other Securities		11.6	844,662

		13.8	999,057

Total Common Stock
(Cost $7,436,054)			7,179,138

Other Investment Companies 0.4% of net assets

United States 0.4%

Equity Fund 0.2%
iShares MSCI EAFE Small Cap ETF	400	0.2	17,832

Money Market Fund 0.2%
Other Securities		0.2	12,897

Total Other Investment Companies
(Cost $31,222)			30,729

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	24,332

Italy 0.0%
Other Securities		0.0	1,487

Total Preferred Stock
(Cost $26,939)			25,819

Rights 0.0% of net assets

Germany 0.0%
Other Securities		0.0	155

Total Rights
(Cost $—)			155

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $7,494,215 and the unrealized appreciation and depreciation were $27,862 and ($286,236), respectively, with a net unrealized depreciation of ($258,374).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

42 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$7,179,138	$—	$—	$7,179,138
Other Investment Companies[1]	30,729	—	—	30,729
Preferred Stock[1]	25,819	—	—	25,819
Rights[1]	155	—	—	155

Total	$7,235,841	$—	$—	$7,235,841

[1]	As categorized in Portfolio Holdings.

See financial notes 43

 Schwab Fundamental International Small Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments, at value (cost $7,494,215)		$7,235,841
Foreign currency, at value (cost $2,597)		2,591
Receivables:
Dividends		4,775
Foreign tax reclaims	+	119

Total assets		7,243,326

Liabilities

Payables:
Investments bought		9,029
Investment adviser fees	+	306

Total liabilities		9,335

Net Assets

Total assets		7,243,326
Total liabilities	−	9,335

Net assets		$7,233,991

Net Assets by Source
Capital received from investors		7,488,580
Net investment income not yet distributed		4,883
Net realized capital losses		(1,059)
Net unrealized capital losses		(258,413)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$7,233,991		300,001		$24.11

44 See financial notes

 Schwab Fundamental International Small Company Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $431)		$6,128

Expenses

Investment adviser fees		1,245

Total expenses	−	1,245

Net investment income		4,883

Realized and Unrealized Gains (Losses)

Net realized losses on foreign currency transactions		(1,059)
Net unrealized losses on investments		(258,374)
Net unrealized losses on foreign currency translations	+	(39)

Net unrealized losses	+	(258,413)

Net realized and unrealized losses		(259,472)

Net decrease in net assets resulting from operations		($254,589)

*	Commencement of operations.

See financial notes 45

 Schwab Fundamental International Small Company Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$4,883
Net realized losses		(1,059)
Net unrealized losses	+	(258,413)

Net decrease in net assets resulting from operations		($254,589)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		300,001	$7,488,580
Shares redeemed	+	—	—

Net transactions in fund shares		300,001	$7,488,580

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	300,001	7,233,991

End of period		300,001	$7,233,991

Net investment income not yet distributed			$4,883

*	Commencement of operations.

46 See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF

Financial Statements

Financial Highlights

	8/14/13[1]–
	8/31/13*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gains (losses)	(0.46)

Total from investment operations	(0.44)

Net asset value at end of period	24.56

Total return (%)	(1.76)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[3]
Gross operating expenses	0.46	[3]
Net investment income (loss)	2.18	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	9,823

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 47

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

89.4%	Common Stock	8,859,346	8,778,092
1.4%	Other Investment Companies	147,796	138,976
9.2%	Preferred Stock	935,145	909,590
0.0%	Rights	—	257

100.0%	Total Investments	9,942,287	9,826,915
(0.0%)	Other Assets and Liabilities, Net		(4,315)

100.0%	Net Assets		9,822,600

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 89.4% of net assets

Brazil 5.1%
Banco do Brasil S.A.	5,400	0.5	52,360
Petroleo Brasileiro S.A.	19,800	1.4	133,016
Vale S.A.	6,400	0.9	92,667
Other Securities		2.3	225,389

		5.1	503,432

Chile 0.7%
Other Securities		0.7	70,492

China 12.1%
Bank of China Ltd., H Shares	240,000	1.0	100,898
China Construction Bank Corp., H Shares	223,000	1.7	163,345
China Mobile Ltd.	18,000	2.0	193,477
China Petroleum & Chemical Corp., H Shares	145,000	1.1	104,528
CNOOC Ltd.	44,000	0.9	87,383
Industrial & Commercial Bank of China Ltd., H Shares	160,000	1.1	105,024
PetroChina Co., Ltd., H Shares	88,000	1.0	95,780
Other Securities		3.3	336,544

		12.1	1,186,979

Colombia 0.3%
Other Securities		0.3	25,551

Czech Republic 0.4%
Other Securities		0.4	38,585

Egypt 0.2%
Other Securities		0.2	22,082

Greece 1.6%
OPAP S.A.	5,500	0.6	54,392
Other Securities		1.0	99,801

		1.6	154,193

Hungary 0.7%
Other Securities		0.7	65,277

India 1.7%
Reliance Industries Ltd. GDR (b)	3,120	0.8	78,499
Other Securities		0.9	90,105

		1.7	168,604

Indonesia 0.7%
Other Securities		0.7	68,711

Malaysia 1.7%
Other Securities		1.7	166,972

Mexico 3.8%
America Movil S.A.B. de C.V., Series L	108,400	1.1	104,405
Cemex S.A.B. de C.V., Series CPO *	74,800	0.9	84,985
Other Securities		1.8	179,577

		3.8	368,967

Philippines 0.0%
Other Securities		0.0	4,194

Poland 2.1%
Other Securities		2.1	207,765

Republic of Korea 21.1%
Hyundai Heavy Industries Co., Ltd.	260	0.5	53,286
Hyundai Motor Co.	576	1.3	129,205
Korea Electric Power Corp. *	2,480	0.7	68,588
LG Corp.	2,140	1.3	129,165
LG Display Co., Ltd. *	1,920	0.5	50,679
LG Electronics, Inc.	1,400	0.9	91,311
POSCO	520	1.5	151,074
Samsung Electronics Co., Ltd.	313	3.9	385,734
Shinhan Financial Group Co., Ltd.	1,760	0.7	64,848
SK Holdings Co., Ltd.	500	0.9	84,230
SK Innovation Co., Ltd.	424	0.5	53,475
SK Telecom Co., Ltd.	328	0.7	65,449
Other Securities		7.7	746,572

		21.1	2,073,616

Russia 14.1%
Gazprom OAO	99,600	4.0	393,400
LUKOIL OAO	7,439	4.4	429,904

48 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
MMC Norilsk Nickel OJSC	452	0.6	59,271
Mobile TeleSystems OJSC ADR *	3,000	0.6	63,480
Rosneft OJSC GDR - Reg’d	7,400	0.6	54,390
Sberbank of Russia	20,400	0.5	54,003
Surgutneftegas OAO	186,000	1.5	145,933
Tatneft OAO	9,000	0.6	56,427
Other Securities		1.3	124,287

		14.1	1,381,095

South Africa 7.2%
MTN Group Ltd.	6,000	1.1	110,058
Sasol Ltd.	2,800	1.3	131,737
Other Securities		4.8	463,231

		7.2	705,026

Taiwan 13.7%
AU Optronics Corp. *	133,000	0.5	52,445
China Steel Corp.	68,000	0.6	57,491
Chunghwa Telecom Co., Ltd.	17,500	0.6	55,323
Formosa Chemicals & Fibre Corp.	26,000	0.7	67,510
Formosa Plastics Corp.	21,000	0.5	52,352
Hon Hai Precision Industry Co., Ltd.	47,000	1.3	127,534
Nan Ya Plastics Corp.	28,000	0.6	54,831
Taiwan Semiconductor Manufacturing Co., Ltd.	53,000	1.8	177,998
Other Securities		7.1	704,297

		13.7	1,349,781

Thailand 1.1%
Other Securities		1.1	105,915

Turkey 1.1%
Other Securities		1.1	110,855

Total Common Stock
(Cost $8,859,346)			8,778,092

Other Investment Companies 1.4% of net assets

India 1.2%

Equity Funds 1.2%
WisdomTree India Earnings Fund	5,760	0.8	79,949
Other Securities		0.4	34,794

		1.2	114,743

United States 0.2%

Money Market Fund 0.2%
Other Securities		0.2	24,233

Total Other Investment Companies
(Cost $147,796)			138,976

Preferred Stock 9.2% of net assets

Brazil 6.9%
Banco Bradesco S.A.	5,200	0.6	60,614
Itau Unibanco Holding S.A.	8,200	1.0	100,034
Petroleo Brasileiro S.A.	23,200	1.7	163,958
Vale S.A.	8,600	1.1	112,510
Other Securities		2.5	248,372

		6.9	685,488

Colombia 0.1%
Other Securities		0.1	8,717

Republic of Korea 0.8%
Other Securities		0.8	77,988

Russia 1.4%
AK Transneft OAO	46	1.1	105,858
Other Securities		0.3	31,539

		1.4	137,397

Total Preferred Stock
(Cost $935,145)			909,590

Rights 0.0% of net assets

China 0.0%
Other Securities		0.0	257

Total Rights
(Cost $—)			257

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $9,942,287 and the unrealized appreciation and depreciation were $119,964 and ($235,336), respectively, with a net unrealized depreciation of ($115,372).

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,499 or 0.8% of net assets.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 49

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$8,778,092	$—	$—	$8,778,092
Other Investment Companies[1]	138,976	—	—	138,976
Preferred Stock[1]	909,590	—	—	909,590
Rights[1]	257	—	—	257

Total	$9,826,915	$—	$—	$9,826,915

[1]	As categorized in Portfolio Holdings.

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments, at value (cost $9,942,287)		$9,826,915
Foreign currency, at value (cost $1,093)		1,082
Receivables:
Dividends		6,988
Foreign tax reclaims	+	35

Total assets		9,835,020

Liabilities

Payables:
Investments bought		11,961
Investment adviser fees	+	459

Total liabilities		12,420

Net Assets

Total assets		9,835,020
Total liabilities	−	12,420

Net assets		$9,822,600

Net Assets by Source
Capital received from investors		9,937,039
Net investment income not yet distributed		6,594
Net realized capital losses		(5,569)
Net unrealized capital losses		(115,464)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$9,822,600		400,001		$24.56

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statement of
Operations
For the period August 14, 2013* through August 31, 2013; unaudited

Investment Income

Dividends (net of foreign withholding tax of $1,223)		$7,987

Expenses

Investment adviser fees		1,393

Total expenses	−	1,393

Net investment income		6,594

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,556)
Net realized losses on foreign currency transactions	+	(13)

Net realized losses		(5,569)
Net unrealized losses on investments		(115,372)
Net unrealized losses on foreign currency translations	+	(92)

Net unrealized losses	+	(115,464)

Net realized and unrealized losses		(121,033)

Net decrease in net assets resulting from operations		($114,439)

*	Commencement of operations.

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statements of
Changes in Net Assets
For the current period only and are unaudited. Because the fund commenced operations on August 14, 2013, it has no prior report period.

Operations

8/14/13*-8/31/13
Net investment income		$6,594
Net realized losses		(5,569)
Net unrealized losses	+	(115,464)

Net decrease in net assets resulting from operations		($114,439)

Transactions in Fund Shares

		8/14/13*-8/31/13
		SHARES	VALUE
Shares sold		400,001	$9,937,039
Shares redeemed	+	—	—

Net transactions in fund shares		400,001	$9,937,039

Shares Outstanding and Net Assets

		8/14/13*-8/31/13
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	400,001	9,822,600

End of period		400,001	$9,822,600

Net investment income not yet distributed			$6,594

*	Commencement of operations.

See financial notes 53

 Schwab Fundamental Index ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Small-Cap ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The funds commenced operations on August 14, 2013.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

54

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 55

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the borrower, and is allocated between the fund and the lending agent.

As of August 31, 2013, the funds did not have any securities on loan.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

56

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisor Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds make distributions from net investment income quarterly and from net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

 57

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Certain funds invest in mid-cap stocks. Mid-cap stocks tend to go in and out of favor based on market and economic conditions. Stocks of mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.

Certain funds invest in emerging markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

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 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

			Schwab	Schwab	Schwab
Schwab	Schwab	Schwab	Fundamental	Fundamental	Fundamental
Fundamental	Fundamental	Fundamental	International	International	Emerging
U.S. Broad	U.S. Large	U.S. Small	Large	Small	Markets Large
Market	Company	Company	Company	Company	Company
Index ETF	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF

0.32%	0.32%	0.32%	0.32%	0.46%	0.46%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	8/14/13(a) to	8/14/13(a) to
Fund	8/14/13(a)	Purchases	Sales	8/31/13	8/31/13	8/31/13	8/31/13

Schwab Fundamental U.S. Broad Market Index ETF	—	399	—	399	$8,331	$—	$—
Schwab Fundamental U.S. Large Company Index ETF	—	315	—	315	6,577	—	—

(a)	Commencement of operations.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund

 59

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2013, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental U.S. Broad Market Index ETF	$170,052	$44,230
Schwab Fundamental U.S. Large Company Index ETF	201,531	105,118
Schwab Fundamental U.S. Small Company Index ETF	235,817	124,242
Schwab Fundamental International Large Company Index ETF	10,208,558	—
Schwab Fundamental International Small Company Index ETF	5,550,520	—
Schwab Fundamental Emerging Markets Large Company Index ETF	8,429,972	50,896

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities

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 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):

to or out of the fund. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended August 31, 2013 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab Fundamental U.S. Broad Market Index ETF	$8,471,600	$—
Schwab Fundamental U.S. Large Company Index ETF	6,077,140	—
Schwab Fundamental U.S. Small Company Index ETF	6,088,073	—
Schwab Fundamental International Large Company Index ETF	2,246,339	—
Schwab Fundamental International Small Company Index ETF	1,930,798	—
Schwab Fundamental Emerging Markets Large Company Index ETF	1,544,534	—

For the period ended August 31, 2013, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses will be disclosed in the funds’ Statements of Operations.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 13, 2013, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the “Funds”) under the investment advisory agreement between Schwab Strategic Trust (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Funds under the Agreement. In recognition of the fact that the Funds had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Funds;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	each Fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement relating to the Funds reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Funds and the resources of CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported approval of the Agreement with respect to the Funds.

Performance. With regard to Fund performance, since the Funds had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered both risk and shareholder risk expectations for the Funds and the appropriateness of the benchmark that would be used to compare the performance of the Funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s estimated net operating expense ratio in comparison to those of other comparable

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exchange-traded funds. The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported approval of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.

Economies of Scale. Recognizing that the Funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Funds’ shareholders through various efficiencies that may result from increases in the Funds’ assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Funds, although the Board will continue to monitor fees as the Funds grow in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the Funds and concluded that the compensation under the Agreement relating to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (March 2003 – December 2008).	23	Director, PS Business Parks, Inc. (2005 – 2012).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (2006 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	23	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	23	None

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

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 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

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total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab ETFstm are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR76318-00
00103214

Semiannual report dated August 31, 2013, enclosed.

Schwab U.S. REIT ETFtm

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Schwab U.S. REIT ETFtm

Semiannual Report
August 31, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the 6 Months Ended August 31, 2013

Schwab U.S. REIT ETFtm (Ticker Symbol: SCHH)

Market Price Return[1]	-5.18%
NAV Return[1]	-4.93%
Dow Jones U.S. Select REIT Index	-4.88%
ETF Category: Morningstar Real Estate[2]	-6.73%

Performance Details	page 6

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership —“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. U.S. Select REIT Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. REIT ETF

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab U.S. REIT ETF. This fund is designed to track the performance of the Dow Jones U.S. Select REIT Index, while also providing the benefits of an ETF, including transparency, trading flexibility, and potential tax efficiency.

For the six months ended August 31, 2013, the fund’s performance was closely aligned with the -4.9% return for the Dow Jones U.S. Select REIT Index. The backdrop for this performance included healthy overall returns for U.S. REITs through mid-May, as rising occupancy rates, solid operating results among many sub-industries, and improving underlying property fundamentals supported the market’s performance. However, with the U.S. economy generally improving, the Federal Reserve revealed that it was starting to consider “tapering” some of its stimulative policies. Bond yields and financial market volatility rose in response, while income-oriented stocks like U.S. REITs erased their gains from earlier in the report period.

Amid this environment, the performance of U.S. REITs within the Dow Jones U.S. Select REIT Index varied widely from one sub-industry to another. For example, Lodging and Self-Storage REITs were some of the better performers and generated overall returns of more than 4%. By comparison, Health Care REITs were some of the worst performers, returning approximately -10%.

 Asset Class Performance Comparison % returns during the six months ended 8/31/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.95%	S&P 500® Index: measures U.S. large-cap stocks

−4.88%	Dow Jones U.S. Select REIT Index: measures U.S. real estate investment trusts (REITs)

3.71%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.61%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. REIT ETF 3

From the President continued

For the six months ended August 31, 2013, the fund’s performance was closely aligned with the -4.9% return for the Dow Jones U.S. Select REIT Index.

For more information about the performance, holdings, and portfolio characteristics of the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this ETF and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

4 Schwab U.S. REIT ETF

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. REIT ETF 5

Schwab U.S. REIT ETF™

Performance and Fund Facts as of 08/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

	6 Months	1 Year	Since Inception

Fund: Schwab U.S. REIT ETFtm (1/13/11)
Market Price Return[2]	-5.18%	-0.95%	9.35%
NAV Return[2]	-4.93%	-0.65%	9.44%
Dow Jones U.S. Select REIT Index	-4.88%	-0.54%	9.60%
ETF Category: Morningstar Real Estate[3]	-6.73%	0.14%	8.69%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	86
Weighted Average Market Cap ($ x 1,000,000)	$14,529
Price/Earnings Ratio (P/E)	47.7
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	8%

 Sector Weightings % of Investments

Specialized REITs	28.7%
Retail REITs	25.6%
Residential REITs	18.0%
Office REITs	15.1%
Diversified REITs	6.9%
Industrial REITs	5.5%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Simon Property Group, Inc.	10.9%
Public Storage	5.3%
HCP, Inc.	4.4%
Ventas, Inc.	4.4%
ProLogis, Inc.	4.2%
Health Care REIT, Inc.	4.2%
Equity Residential	4.0%
Boston Properties, Inc.	3.7%
AvalonBay Communities, Inc.	3.6%
Vornado Realty Trust	3.3%
Total	48.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a market price and NAV basis.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investing in REITs may pose additional risks such as real estate industry risk, interest rate risk and liquidity risk. The Schwab U.S. REIT ETF is non-diversified and may invest in securities of relatively few issuers. As a result, the fund may experience increased volatility.

Index ownership —“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “The Dow Jones U.S. Select REIT Index“ is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. REIT ETF

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2013 and held through August 31, 2013.

Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of the fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/13	at 8/31/13	3/1/13–8/31/13

Schwab U.S. REIT ETFtm
Actual Return	0.07%	$1,000.00	$950.70	$0.34
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. REIT ETF 7

Schwab U.S. REIT ETF™

Financial Statements

Financial Highlights

	3/1/13–		3/1/12–		3/1/11–	1/12/11[1]–
	8/31/13*		2/28/13		2/29/12	2/28/11

Per-Share Data ($)

Net asset value at beginning of period	31.96		28.30		27.28	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.54		0.72		0.65	0.06
Net realized and unrealized gains (losses)	(2.10)		3.71		0.98	2.22

Total from investment operations	(1.56)		4.43		1.63	2.28
Less distributions:
Distributions from net investment income	(0.34)		(0.77)		(0.61)	—

Net asset value at end of period	30.06		31.96		28.30	27.28

Total return (%)	(4.93)[2]		15.83		6.15	9.12	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[3]	0.10	[4]	0.13	0.13	[3]
Gross operating expenses	0.07	[3]	0.10	[4]	0.13	0.13	[3]
Net investment income (loss)	3.25	[3]	2.43		2.50	3.82	[3]
Portfolio turnover rate[5]	8	[2]	7		5	—	[2]
Net assets, end of period ($ x 1,000)	533,537		466,567		277,370	69,566

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

8 See financial notes

 Schwab U.S. REIT ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	549,644,208	532,139,566
0.2%	Other Investment Companies	1,196,210	1,192,997

100.0%	Total Investments	550,840,418	533,332,563
0.0%	Other Assets and Liabilities, Net		204,885

100.0%	Net Assets		533,537,448

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Diversified REITs 6.9%
Cousins Properties, Inc.	213,710	2,122,140
Duke Realty Corp.	412,510	6,018,521
First Potomac Realty Trust	74,283	924,081
Liberty Property Trust	181,050	6,264,330
PS Business Parks, Inc.	23,075	1,676,860
Vornado Realty Trust	217,615	17,692,099
Washington REIT	85,200	2,075,472

		36,773,503

Industrial REITs 5.5%
DCT Industrial Trust, Inc.	398,665	2,667,069
EastGroup Properties, Inc.	38,340	2,154,708
First Industrial Realty Trust, Inc.	124,605	1,885,274
Prologis, Inc.	637,225	22,455,809

		29,162,860

Office REITs 15.1%
Alexandria Real Estate Equities, Inc.	89,815	5,538,891
BioMed Realty Trust, Inc.	239,625	4,411,496
Boston Properties, Inc.	194,185	19,903,962
Brandywine Realty Trust	200,220	2,566,820
CommonWealth REIT	150,520	3,695,266
Corporate Office Properties Trust	109,340	2,490,765
Digital Realty Trust, Inc.	164,365	9,138,694
Douglas Emmett, Inc.	170,755	3,944,441
DuPont Fabros Technology, Inc.	82,005	1,868,894
Franklin Street Properties Corp.	113,245	1,379,324
Highwoods Properties, Inc.	113,955	3,849,400
Kilroy Realty Corp.	96,915	4,728,483
Mack-Cali Realty Corp.	107,210	2,315,736
Parkway Properties, Inc.	53,605	876,442
Piedmont Office Realty Trust, Inc., Class A	213,355	3,665,439
SL Green Realty Corp.	117,150	10,214,309

		80,588,362

Residential REITs 18.0%
American Campus Communities, Inc.	133,480	4,446,219
Apartment Investment & Management Co., Class A	187,440	5,160,223
Associated Estates Realty Corp.	64,965	894,568
AvalonBay Communities, Inc.	155,490	19,265,211
BRE Properties, Inc.	99,045	4,753,170
Camden Property Trust	108,630	6,712,248
Colonial Properties Trust	105,790	2,336,901
Education Realty Trust, Inc.	146,260	1,256,373
Equity Lifestyle Properties, Inc.	99,755	3,466,486
Equity Residential	410,025	21,276,197
Essex Property Trust, Inc.	48,635	6,969,882
Home Properties, Inc.	71,355	4,117,184
Mid-America Apartment Communities, Inc.	55,025	3,392,842
Post Properties, Inc.	69,580	3,147,103
Sun Communities, Inc.	41,890	1,800,013
UDR, Inc.	321,275	7,257,602

		96,252,222

Retail REITs 25.6%
Acadia Realty Trust	69,935	1,631,583
CBL & Associates Properties, Inc.	210,160	4,035,072
Cedar Realty Trust, Inc.	73,840	360,339
DDR Corp.	317,725	4,931,092
Equity One, Inc.	78,810	1,675,501
Federal Realty Investment Trust	83,425	8,118,087
General Growth Properties, Inc.	576,520	11,057,654
Glimcher Realty Trust	183,890	1,820,511
Inland Real Estate Corp.	110,405	1,083,073
Kimco Realty Corp.	522,915	10,473,987
Kite Realty Group Trust	114,310	659,569
Pennsylvania REIT	79,875	1,481,681
Ramco-Gershenson Properties Trust	77,745	1,125,748
Regency Centers Corp.	117,505	5,587,363
Rouse Properties, Inc.	29,315	543,500
Saul Centers, Inc.	16,386	711,316
Simon Property Group, Inc.	397,517	57,890,401
Tanger Factory Outlet Centers	120,345	3,712,643
Taubman Centers, Inc.	81,295	5,480,096
The Macerich Co.	175,725	9,889,803
Weingarten Realty Investors	142,710	4,097,204

		136,366,223

Specialized REITs 28.7%
Ashford Hospitality Trust Inc.	91,945	1,060,126
CubeSmart	156,555	2,606,641
DiamondRock Hospitality Co.	248,855	2,411,405
Extra Space Storage, Inc.	133,125	5,488,744
FelCor Lodging Trust, Inc. *	143,779	792,222
HCP, Inc.	581,490	23,684,088
Health Care REIT, Inc.	363,875	22,356,480
Healthcare Realty Trust, Inc.	121,765	2,738,495
Hersha Hospitality Trust	224,999	1,178,995
Hospitality Properties Trust	179,630	4,853,602

See financial notes 9

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Host Hotels & Resorts, Inc.	952,820	16,226,524
LaSalle Hotel Properties	121,765	3,230,425
LTC Properties, Inc.	43,665	1,547,051
Pebblebrook Hotel Trust	78,100	1,999,360
Public Storage	184,600	28,182,882
Senior Housing Properties Trust	241,400	5,491,850
Sovran Self Storage, Inc.	40,115	2,658,421
Sunstone Hotel Investors, Inc. *	207,320	2,494,060
Universal Health Realty Income Trust	16,330	654,996
Ventas, Inc.	374,880	23,340,029

		152,996,396

Total Common Stock
(Cost $549,644,208)		532,139,566

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
SPDR Dow Jones REIT ETF	2,000	142,400

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	1,050,597	1,050,597

Total Other Investment Companies
(Cost $1,196,210)		1,192,997

End of Investments

At 08/31/13, the tax basis cost of the fund’s investments was $551,336,165 and the unrealized appreciation and depreciation were $6,913,252 and ($24,916,854), respectively, with a net unrealized depreciation of ($18,003,602).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$532,139,566	$—	$—	$532,139,566
Other Investment Companies[1]	1,192,997	—	—	1,192,997

Total	$533,332,563	$—	$—	$533,332,563

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2013.

10 See financial notes

 Schwab U.S. REIT ETF

Statement of
Assets and Liabilities
As of August 31, 2013; unaudited

Assets

Investments, at value (cost $550,840,418)		$533,332,563
Receivables:
Dividends	+	207,923

Total assets		533,540,486

Liabilities

Payables:
Investment adviser fees		3,038

Total liabilities		3,038

Net Assets

Total assets		533,540,486
Total liabilities	−	3,038

Net assets		$533,537,448

Net Assets by Source
Capital received from investors		543,951,688
Net investment income not yet distributed		4,476,205
Net realized capital gains		2,617,410
Net unrealized capital losses		(17,507,855)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$533,537,448		17,750,000		$30.06

See financial notes 11

 Schwab U.S. REIT ETF

Statement of
Operations
For the period March 1, 2013 through August 31, 2013; unaudited

Investment Income

Dividends		$9,310,455
Interest	+	10

Total investment income		9,310,465

Expenses

Investment adviser fees		196,214

Total expenses	−	196,214

Net investment income		9,114,251

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,866,044)
Net realized gains on in-kind redemptions	+	7,101,792

Net realized gains		3,235,748
Net unrealized losses on investments	+	(49,513,470)

Net realized and unrealized losses		(46,277,722)

Net decrease in net assets resulting from operations		($37,163,471)

12 See financial notes

 Schwab U.S. REIT ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/13-8/31/13			3/1/12-2/28/13
Net investment income		$9,114,251	$8,649,882
Net realized gains		3,235,748	13,507,377
Net unrealized gains (losses)	+	(49,513,470)	26,002,721

Net increase (decrease) in net assets resulting from operations		(37,163,471)	48,159,980

Distributions to Shareholders

Distributions from net investment income		($5,431,501)	($8,847,056)

Transactions in Fund Shares

		3/1/13-8/31/13		3/1/12-2/28/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,550,000	$154,228,462	8,700,000	$266,668,088
Shares redeemed	+	(1,400,001)	(44,662,877)	(3,900,000)	(116,783,827)

Net transactions in fund shares		3,149,999	$109,565,585	4,800,000	$149,884,261

Shares Outstanding and Net Assets

		3/1/13-8/31/13		3/1/12-2/28/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,600,001	$466,566,835	9,800,001	$277,369,650
Total increase	+	3,149,999	66,970,613	4,800,000	189,197,185

End of period		17,750,000	$533,537,448	14,600,001	$466,566,835

Net investment income not yet distributed			$4,476,205		$793,455

See financial notes 13

 Schwab U.S. REIT ETF

Financial Notes, unaudited

1. Business Structure of the Funds

Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The fund issues and redeems shares at its net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

14

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of August 31, 2013 are disclosed in the Portfolio Holdings.

 15

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the borrower, and is allocated between the fund and the lending agent.

As of August 31, 2013, the fund did not have any securities on loan.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Real Estate Investment Trusts:

The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital or realized gains, are recorded as a reduction to the cost of the individual REITs or as realized gains on investments, respectively.

(e) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(f) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisor Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of the fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.

(g) Distributions to Shareholders:

The fund makes distributions from net investment income quarterly and from net realized capital gains, if any, once a year.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

16

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock and bond markets and the values of securities held by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund will invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

REITs and other real estate companies may be small- to medium- sized companies in relation to the equity markets as a whole. Historically, mid- and small-cap stocks have been riskier than large-cap stocks. Mid- and small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid- and small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the fund’s small- and mid-cap holdings could reduce performance.

In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

The fund has a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of the fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

The fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, a single adverse economic, political or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

 17

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the fund, CSIM is entitled to receive an annual fee equal to 0.07% of the fund’s average daily net assets. Prior to September 20, 2012, the rate was 0.13%.

Certain Schwab funds may own shares of other Schwab Funds. As of August 31, 2013, the percentage of outstanding shares of the fund owned by other Schwab funds is less than 1%, for each fund.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.

State Street Bank and Trust Company (“State Street”) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.

State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2013, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$48,911,344	$45,304,084

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended August 31, 2013 were as follows:

In-kind Purchases of Securities	In-kind Sales of Securities

$152,925,263	$44,227,074

For the period ended August 31, 2013, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2013 are disclosed in the fund’s Statement of Operations.

 19

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2013, the fund had capital loss carryforwards of $62,851 with no expiration*.

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended February 28, 2013, the fund had capital losses deferred in the amount of $268,537.

As of February 28, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2013, the fund did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (March 2003 – December 2008).	23	Director, PS Business Parks, Inc. (2005 – 2012).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (2006 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	23	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	23	None

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for this fund), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

real estate investment trust (REIT) A real estate company that owns and commonly operates income producing commercial and/or residential real estate.

primary market The market that deals with the issuance of new securities.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

24

Schwab ETFstm are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR63740-02
00103212

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	8,591,321	8,408,700
0.1%	Other Investment Companies	8,126	8,065

99.9%	Total Investments	8,599,447	8,416,765
0.1%	Other Assets and Liabilities, Net		6,581

100.0%	Net Assets		8,423,346

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	42	4,056
Cooper Tire & Rubber Co.	35	1,118
Dana Holding Corp.	91	1,907
Delphi Automotive plc	154	8,473
Drew Industries, Inc.	14	587
Ford Motor Co.	1,134	18,360
General Motors Co. *	378	12,882
Gentex Corp.	56	1,262
Harley-Davidson, Inc.	119	7,138
Johnson Controls, Inc.	448	18,157
Lear Corp.	70	4,813
Superior Industries International, Inc.	21	366
Tenneco, Inc. *	21	969
The Goodyear Tire & Rubber Co. *	203	4,084
Thor Industries, Inc.	42	2,152
TRW Automotive Holdings Corp. *	63	4,351
Visteon Corp. *	28	2,005

		92,680

Banks 2.7%
Associated Banc-Corp.	98	1,563
Astoria Financial Corp.	84	1,033
BancorpSouth, Inc.	49	950
Bank of Hawaii Corp.	28	1,442
BankUnited, Inc.	7	207
BB&T Corp.	357	12,124
BOK Financial Corp.	7	449
CapitalSource, Inc.	175	2,021
Capitol Federal Financial, Inc.	42	514
Cathay General Bancorp	28	617
CIT Group, Inc. *	49	2,346
City Holding Co.	7	286
City National Corp.	14	917
Comerica, Inc.	98	4,002
Commerce Bancshares, Inc.	28	1,209
Cullen/Frost Bankers, Inc.	21	1,488
CVB Financial Corp.	35	446
East West Bancorp, Inc.	28	818
F.N.B. Corp.	49	591
Fifth Third Bancorp	448	8,194
First Financial Bancorp	7	105
First Horizon National Corp.	133	1,471
First Midwest Bancorp, Inc.	35	526
First Niagara Financial Group, Inc.	98	990
First Republic Bank	14	620
FirstMerit Corp.	77	1,629
Fulton Financial Corp.	84	1,016
Glacier Bancorp, Inc.	28	661
Hancock Holding Co.	14	450
Hudson City Bancorp, Inc.	406	3,731
Huntington Bancshares, Inc.	406	3,345
International Bancshares Corp.	28	614
KeyCorp	602	7,025
M&T Bank Corp.	42	4,760
MB Financial, Inc.	21	567
NBT Bancorp, Inc.	14	300
New York Community Bancorp, Inc.	210	3,076
Northwest Bancshares, Inc.	28	374
Old National Bancorp	28	368
People’s United Financial, Inc.	112	1,593
Popular, Inc. *	105	3,261
Prosperity Bancshares, Inc.	7	419
Provident Financial Services, Inc.	35	566
Regions Financial Corp.	981	9,221
SunTrust Banks, Inc.	350	11,207
Susquehanna Bancshares, Inc.	49	618
SVB Financial Group *	7	580
Synovus Financial Corp.	637	2,032
TCF Financial Corp.	98	1,377
The PNC Financial Services Group, Inc.	197	14,237
Trustmark Corp.	28	696
U.S. Bancorp	721	26,050
UMB Financial Corp.	7	418
Umpqua Holdings Corp.	35	568
United Bankshares, Inc.	21	583
Valley National Bancorp	98	989
Washington Federal, Inc.	42	877
Webster Financial Corp.	28	741
Wells Fargo & Co.	1,779	73,081
Westamerica Bancorp	14	659
Wintrust Financial Corp.	7	277
Zions Bancorp	112	3,133

		226,028

Capital Goods 8.4%
3M Co.	294	33,392
A.O. Smith Corp.	21	883
AAR Corp.	42	1,054
Actuant Corp., Class A	28	1,000
Acuity Brands, Inc.	21	1,795
AECOM Technology Corp. *	77	2,243
Aegion Corp. *	21	449
AGCO Corp.	63	3,563
Aircastle Ltd.	49	799

See financial notes 1

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Albany International Corp., Class A	21	678
Alliant Techsystems, Inc.	28	2,709
AMETEK, Inc.	42	1,803
Apogee Enterprises, Inc.	21	586
Applied Industrial Technologies, Inc.	28	1,333
Armstrong World Industries, Inc. *	21	1,020
Astec Industries, Inc.	14	484
B/E Aerospace, Inc. *	21	1,432
Barnes Group, Inc.	28	876
Beacon Roofing Supply, Inc. *	21	763
Brady Corp., Class A	28	924
Briggs & Stratton Corp.	49	935
Carlisle Cos., Inc.	28	1,865
Caterpillar, Inc.	267	22,038
Chart Industries, Inc. *	7	799
Chicago Bridge & Iron Co. N.V.	35	2,094
CIRCOR International, Inc.	7	402
CLARCOR, Inc.	21	1,125
CNH Global N.V.	21	963
Crane Co.	21	1,206
Cubic Corp.	7	351
Cummins, Inc.	70	8,624
Curtiss-Wright Corp.	28	1,169
Danaher Corp.	127	8,321
Deere & Co.	154	12,881
Donaldson Co., Inc.	42	1,480
Dover Corp.	92	7,825
Dycom Industries, Inc. *	42	1,067
Eaton Corp. plc	154	9,751
EMCOR Group, Inc.	56	2,105
Emerson Electric Co.	399	24,088
Encore Wire Corp.	21	792
EnerSys, Inc.	21	1,077
EnPro Industries, Inc. *	7	399
ESCO Technologies, Inc.	7	215
Esterline Technologies Corp. *	14	1,068
Exelis, Inc.	322	4,737
Fastenal Co.	56	2,463
Flowserve Corp.	49	2,734
Fluor Corp.	140	8,880
Fortune Brands Home & Security, Inc.	21	774
Franklin Electric Co., Inc.	14	503
GATX Corp.	35	1,584
Generac Holdings, Inc.	7	277
General Cable Corp.	56	1,710
General Dynamics Corp.	252	20,979
General Electric Co.	4,858	112,414
Gibraltar Industries, Inc. *	28	361
Graco, Inc.	21	1,459
GrafTech International Ltd. *	77	602
Granite Construction, Inc.	42	1,189
Greenbrier Cos., Inc. *	14	316
H&E Equipment Services, Inc.	21	506
Harsco Corp.	98	2,306
HEICO Corp.	7	437
Hexcel Corp. *	21	747
Honeywell International, Inc.	295	23,473
Hubbell, Inc., Class B	21	2,129
Huntington Ingalls Industries, Inc.	35	2,216
IDEX Corp.	28	1,662
Illinois Tool Works, Inc.	190	13,579
Ingersoll-Rand plc	175	10,349
ITT Corp.	182	5,979
Jacobs Engineering Group, Inc. *	112	6,527
Joy Global, Inc.	49	2,407
Kaman Corp.	14	493
Kaydon Corp.	21	597
KBR, Inc.	119	3,553
Kennametal, Inc.	35	1,488
L-3 Communications Holdings, Inc.	134	12,104
Layne Christensen Co. *	28	532
Lennox International, Inc.	35	2,403
Lincoln Electric Holdings, Inc.	35	2,189
Lockheed Martin Corp.	217	26,565
Masco Corp.	301	5,695
MasTec, Inc. *	14	445
Meritor, Inc. *	98	730
Moog, Inc., Class A *	21	1,067
MRC Global, Inc. *	28	735
MSC Industrial Direct Co., Inc., Class A	14	1,064
Mueller Industries, Inc.	21	1,124
Mueller Water Products, Inc., Class A	112	846
National Presto Industries, Inc.	7	483
Navistar International Corp. *	49	1,679
Nordson Corp.	14	933
Northrop Grumman Corp.	316	29,157
Orbital Sciences Corp. *	42	729
Oshkosh Corp. *	70	3,144
Owens Corning *	70	2,621
PACCAR, Inc.	182	9,757
Pall Corp.	28	1,936
Parker Hannifin Corp.	84	8,396
Pentair Ltd. - Reg’d	49	2,945
Polypore International, Inc. *	7	299
Precision Castparts Corp.	35	7,393
Quanex Building Products Corp.	28	466
Quanta Services, Inc. *	77	2,013
Raven Industries, Inc.	14	409
Raytheon Co.	316	23,830
Regal-Beloit Corp.	14	892
Rockwell Automation, Inc.	42	4,084
Rockwell Collins, Inc.	70	4,954
Roper Industries, Inc.	14	1,732
Rush Enterprises, Inc., Class A *	28	701
Simpson Manufacturing Co., Inc.	21	657
Snap-On, Inc.	21	1,966
Spirit AeroSystems Holdings, Inc., Class A *	70	1,581
SPX Corp.	42	3,110
Stanley Black & Decker, Inc.	49	4,178
TAL International Group, Inc. *	14	599
Teledyne Technologies, Inc. *	14	1,080
Tennant Co.	7	360
Terex Corp. *	84	2,436
Textron, Inc.	168	4,526
The Babcock & Wilcox Co.	35	1,085
The Boeing Co.	259	26,915
The Manitowoc Co., Inc.	63	1,259
The Middleby Corp. *	5	930
The Toro Co.	28	1,479
Timken Co.	49	2,747
Titan International, Inc.	14	227
TransDigm Group, Inc.	14	1,918
Trinity Industries, Inc.	42	1,773

2 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Triumph Group, Inc.	14	1,008
Tutor Perini Corp. *	84	1,611
United Rentals, Inc. *	49	2,684
United Technologies Corp.	490	49,049
Universal Forest Products, Inc.	35	1,310
URS Corp.	91	4,506
Valmont Industries, Inc.	7	945
W.W. Grainger, Inc.	25	6,184
WABCO Holdings, Inc. *	21	1,638
Wabtec Corp.	21	1,229
Watsco, Inc.	14	1,257
Watts Water Technologies, Inc., Class A	14	725
WESCO International, Inc. *	35	2,582
Woodward, Inc.	21	810
Xylem, Inc.	77	1,908

		710,180

Commercial & Professional Services 1.1%
ABM Industries, Inc.	63	1,521
Cintas Corp.	70	3,343
Clean Harbors, Inc. *	14	796
Consolidated Graphics, Inc. *	14	749
Copart, Inc. *	35	1,112
Covanta Holding Corp.	56	1,183
Deluxe Corp.	28	1,102
Equifax, Inc.	42	2,482
FTI Consulting, Inc. *	28	936
G&K Services, Inc., Class A	14	720
Healthcare Services Group, Inc.	21	508
Herman Miller, Inc.	42	1,070
HNI Corp.	42	1,406
Huron Consulting Group, Inc. *	7	333
ICF International, Inc. *	14	460
IHS, Inc., Class A *	7	750
Insperity, Inc.	21	670
Interface, Inc.	21	371
Iron Mountain, Inc.	56	1,445
KAR Auction Services, Inc.	7	186
Kelly Services, Inc., Class A	77	1,401
Kforce, Inc.	28	456
Knoll, Inc.	28	426
Korn/Ferry International *	28	496
Manpowergroup, Inc.	148	9,598
McGrath Rentcorp	14	463
Mine Safety Appliances Co.	14	674
Navigant Consulting, Inc. *	49	669
Nielsen Holdings N.V.	35	1,208
Pitney Bowes, Inc.	287	4,684
Quad/Graphics, Inc.	35	1,097
R.R. Donnelley & Sons Co.	540	9,007
Republic Services, Inc.	126	4,096
Resources Connection, Inc.	49	600
Robert Half International, Inc.	112	3,950
Rollins, Inc.	14	347
Steelcase, Inc., Class A	91	1,321
Stericycle, Inc. *	14	1,576
Tetra Tech, Inc. *	28	638
The ADT Corp. *	21	836
The Brink’s Co.	56	1,447
The Corporate Executive Board Co.	14	908
The Dun & Bradstreet Corp.	28	2,785
Towers Watson & Co., Class A	14	1,152
TrueBlue, Inc. *	42	1,021
UniFirst Corp.	7	671
United Stationers, Inc.	63	2,504
Verisk Analytics, Inc., Class A *	28	1,741
Viad Corp.	21	474
Waste Connections, Inc.	28	1,186
Waste Management, Inc.	379	15,327

		93,902

Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	7	376
Blyth, Inc.	21	194
Brunswick Corp.	28	1,018
Callaway Golf Co.	91	630
Carter’s, Inc.	14	1,031
Coach, Inc.	112	5,915
Columbia Sportswear Co.	7	396
Crocs, Inc. *	28	377
D.R. Horton, Inc.	133	2,374
Deckers Outdoor Corp. *	14	822
Ethan Allen Interiors, Inc.	21	547
Fossil Group, Inc. *	14	1,626
G-III Apparel Group Ltd. *	7	321
Garmin Ltd.	70	2,854
Hanesbrands, Inc.	35	2,082
Harman International Industries, Inc.	42	2,689
Hasbro, Inc.	105	4,786
Helen of Troy Ltd. *	14	562
JAKKS Pacific, Inc.	42	218
Jarden Corp. *	49	2,104
KB Home	56	898
La-Z-Boy, Inc.	42	893
Leggett & Platt, Inc.	119	3,441
Lennar Corp., Class A	42	1,336
M.D.C Holdings, Inc.	14	390
Mattel, Inc.	140	5,670
Meritage Homes Corp. *	14	559
Mohawk Industries, Inc. *	35	4,112
NACCO Industries, Inc., Class A	7	389
Newell Rubbermaid, Inc.	147	3,719
NIKE, Inc., Class B	301	18,909
NVR, Inc. *	4	3,423
Polaris Industries, Inc.	14	1,529
PulteGroup, Inc.	84	1,293
PVH Corp.	14	1,802
Quiksilver, Inc. *	133	658
Ralph Lauren Corp.	21	3,474
Skechers U.S.A., Inc., Class A *	35	1,076
Steven Madden Ltd. *	7	378
Tempur Sealy International, Inc. *	35	1,348
The Jones Group, Inc.	140	2,062
The Ryland Group, Inc.	28	975
Toll Brothers, Inc. *	42	1,286
Tupperware Brands Corp.	21	1,696
Under Armour, Inc., Class A *	7	508
VF Corp.	35	6,552
Whirlpool Corp.	63	8,105
Wolverine World Wide, Inc.	28	1,575

		108,978

See financial notes 3

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 1.8%
Apollo Group, Inc., Class A *	175	3,250
Bally Technologies, Inc. *	14	1,010
Bob Evans Farms, Inc.	28	1,373
Boyd Gaming Corp. *	98	1,188
Brinker International, Inc.	77	3,079
Buffalo Wild Wings, Inc. *	7	727
Burger King Worldwide, Inc.	7	137
Caesars Entertainment Corp. *	119	2,555
Career Education Corp. *	294	770
Carnival Corp.	147	5,305
CEC Entertainment, Inc.	28	1,133
Chipotle Mexican Grill, Inc. *	4	1,633
Choice Hotels International, Inc.	7	269
Cracker Barrel Old Country Store, Inc.	21	2,067
Darden Restaurants, Inc.	105	4,852
DeVry, Inc.	42	1,260
DineEquity, Inc.	7	464
Domino’s Pizza, Inc.	28	1,720
H&R Block, Inc.	126	3,517
Hillenbrand, Inc.	28	693
Hyatt Hotels Corp., Class A *	14	608
International Game Technology	168	3,173
International Speedway Corp., Class A	21	651
ITT Educational Services, Inc. *	63	1,815
Jack in the Box, Inc. *	42	1,659
Las Vegas Sands Corp.	28	1,578
Life Time Fitness, Inc. *	14	700
Marriott International, Inc., Class A	112	4,479
Marriott Vacations Worldwide Corp. *	7	305
Matthews International Corp., Class A	21	775
McDonald’s Corp.	441	41,613
MGM Resorts International *	189	3,343
Outerwall, Inc. *	7	435
Panera Bread Co., Class A *	7	1,148
Papa John’s International, Inc. *	7	477
Penn National Gaming, Inc. *	28	1,472
Pinnacle Entertainment, Inc. *	28	663
Red Robin Gourmet Burgers, Inc. *	14	908
Regis Corp.	70	1,105
Royal Caribbean Cruises Ltd.	91	3,339
Ruby Tuesday, Inc. *	105	762
Service Corp. International	126	2,278
Six Flags Entertainment Corp.	14	462
Sonic Corp. *	77	1,229
Sotheby’s	21	968
Starbucks Corp.	140	9,873
Starwood Hotels & Resorts Worldwide, Inc.	91	5,819
Steiner Leisure Ltd. *	7	390
Stewart Enterprises, Inc., Class A	42	549
Strayer Education, Inc.	14	559
Texas Roadhouse, Inc.	28	696
The Cheesecake Factory, Inc.	35	1,462
The Wendy’s Co.	196	1,482
Vail Resorts, Inc.	14	952
Weight Watchers International, Inc.	21	755
WMS Industries, Inc. *	35	899
Wyndham Worldwide Corp.	63	3,740
Wynn Resorts Ltd.	28	3,949
Yum! Brands, Inc.	148	10,363

		154,435

Diversified Financials 7.2%
Affiliated Managers Group, Inc. *	7	1,220
American Capital Ltd. *	35	437
American Express Co.	379	27,254
Ameriprise Financial, Inc.	70	6,031
Ares Capital Corp.	42	738
Bank of America Corp.	9,835	138,870
Berkshire Hathaway, Inc., Class B *	498	55,388
BlackRock, Inc.	21	5,467
Capital One Financial Corp.	267	17,235
Cash America International, Inc.	14	599
CBOE Holdings, Inc.	14	642
Citigroup, Inc.	1,736	83,901
CME Group, Inc.	70	4,978
DFC Global Corp. *	7	79
Discover Financial Services	147	6,946
E*TRADE Financial Corp. *	119	1,671
Eaton Vance Corp.	49	1,889
EZCORP, Inc., Class A *	21	357
Federated Investors, Inc., Class B	77	2,091
First Cash Financial Services, Inc. *	7	387
Franklin Resources, Inc.	175	8,078
Greenhill & Co., Inc.	14	663
IntercontinentalExchange, Inc. *	7	1,258
Invesco Ltd.	126	3,825
Investment Technology Group, Inc. *	49	833
Janus Capital Group, Inc.	196	1,639
JPMorgan Chase & Co.	1,960	99,039
Lazard Ltd., Class A	21	744
Legg Mason, Inc.	133	4,325
Leucadia National Corp.	35	873
LPL Financial Holdings, Inc.	14	515
McGraw Hill Financial, Inc.	182	10,623
Moody’s Corp.	81	5,148
Morgan Stanley	595	15,327
MSCI, Inc. *	35	1,313
Nelnet, Inc., Class A	14	530
Northern Trust Corp.	70	3,841
NYSE Euronext	161	6,730
PHH Corp. *	105	2,191
Raymond James Financial, Inc.	28	1,171
SEI Investments Co.	56	1,667
SLM Corp.	168	4,030
State Street Corp.	133	8,874
Stifel Financial Corp. *	7	280
T. Rowe Price Group, Inc.	70	4,910
TD Ameritrade Holding Corp.	98	2,516
The Bank of New York Mellon Corp.	364	10,825
The Charles Schwab Corp. (a)	399	8,331
The Goldman Sachs Group, Inc.	238	36,207
The NASDAQ OMX Group, Inc.	42	1,254
Waddell & Reed Financial, Inc., Class A	28	1,333
World Acceptance Corp. *	7	600

		605,673

Energy 14.2%
Alpha Natural Resources, Inc. *	203	1,234

4 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Anadarko Petroleum Corp.	168	15,359
Apache Corp.	176	15,080
Arch Coal, Inc.	336	1,502
Atwood Oceanics, Inc. *	14	780
Baker Hughes, Inc.	273	12,692
Basic Energy Services, Inc. *	28	326
Berry Petroleum Co., Class A	14	576
Bill Barrett Corp. *	28	603
Bristow Group, Inc.	14	920
Cabot Oil & Gas Corp.	42	1,643
Cameron International Corp. *	70	3,975
CARBO Ceramics, Inc.	7	571
Chesapeake Energy Corp.	546	14,092
Chevron Corp.	1,561	187,991
Cimarex Energy Co.	28	2,347
Cloud Peak Energy, Inc. *	35	551
Comstock Resources, Inc.	28	409
Concho Resources, Inc. *	7	676
ConocoPhillips	2,234	148,114
CONSOL Energy, Inc.	77	2,405
Crosstex Energy, Inc.	28	546
Delek US Holdings, Inc.	14	348
Denbury Resources, Inc. *	84	1,452
Devon Energy Corp.	273	15,586
Diamond Offshore Drilling, Inc.	57	3,650
Dresser-Rand Group, Inc. *	28	1,706
Dril-Quip, Inc. *	7	714
Energen Corp.	35	2,321
Energy XXI Bermuda Ltd.	14	372
EOG Resources, Inc.	56	8,795
EQT Corp.	28	2,400
EXCO Resources, Inc.	84	612
Exterran Holdings, Inc. *	63	1,728
Exxon Mobil Corp.	3,976	346,548
FMC Technologies, Inc. *	56	3,003
Forest Oil Corp. *	196	1,090
Green Plains Renewable Energy, Inc. *	7	113
Gulfmark Offshore, Inc., Class A	7	322
Halliburton Co.	421	20,208
Helix Energy Solutions Group, Inc. *	70	1,752
Helmerich & Payne, Inc.	35	2,206
Hercules Offshore, Inc. *	112	806
Hess Corp.	308	23,054
HollyFrontier Corp.	49	2,179
Hornbeck Offshore Services, Inc. *	7	381
ION Geophysical Corp. *	49	235
Key Energy Services, Inc. *	154	1,027
Kinder Morgan, Inc.	98	3,717
Marathon Oil Corp.	1,030	35,463
Marathon Petroleum Corp.	260	18,853
Matrix Service Co. *	21	327
McDermott International, Inc. *	203	1,522
Murphy Oil Corp.	218	14,698
Nabors Industries Ltd.	322	4,959
National Oilwell Varco, Inc.	147	10,922
Newfield Exploration Co. *	91	2,168
Newpark Resources, Inc. *	42	467
Noble Energy, Inc.	84	5,160
Nordic American Tankers Ltd.	56	431
Occidental Petroleum Corp.	399	35,196
Oceaneering International, Inc.	28	2,172
Oil States International, Inc. *	21	1,874
Parker Drilling Co. *	126	723
Patterson-UTI Energy, Inc.	133	2,605
PDC Energy, Inc. *	7	402
Peabody Energy Corp.	182	3,130
Penn Virginia Corp. *	133	640
Phillips 66	932	53,217
Pioneer Energy Services Corp. *	49	331
Pioneer Natural Resources Co.	21	3,674
QEP Resources, Inc.	84	2,295
Quicksilver Resources, Inc. *	203	339
Range Resources Corp.	21	1,575
Rosetta Resources, Inc. *	7	326
Rowan Cos. plc, Class A *	56	1,983
SandRidge Energy, Inc. *	147	757
Schlumberger Ltd.	400	32,376
SEACOR Holdings, Inc.	28	2,326
Seadrill Ltd.	98	4,533
SemGroup Corp., Class A	28	1,482
Ship Finance International Ltd.	28	433
SM Energy Co.	21	1,435
Southwestern Energy Co. *	63	2,407
Spectra Energy Corp.	252	8,344
Stone Energy Corp. *	35	959
Superior Energy Services, Inc. *	70	1,719
Swift Energy Co. *	42	474
Targa Resources Corp.	14	953
Teekay Corp.	28	1,119
Tesoro Corp.	154	7,098
TETRA Technologies, Inc. *	77	905
The Williams Cos., Inc.	280	10,147
Tidewater, Inc.	35	1,889
Ultra Petroleum Corp. *	42	869
Unit Corp. *	28	1,289
Valero Energy Corp.	1,099	39,047
W&T Offshore, Inc.	35	541
Western Refining, Inc.	35	1,027
Whiting Petroleum Corp. *	28	1,413
Willbros Group, Inc. *	70	638
World Fuel Services Corp.	119	4,540
WPX Energy, Inc. *	238	4,441

		1,197,330

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	35	2,308
Costco Wholesale Corp.	301	33,673
CVS Caremark Corp.	1,037	60,198
Harris Teeter Supermarkets, Inc.	35	1,720
PriceSmart, Inc.	7	602
Rite Aid Corp. *	434	1,502
Roundy’s, Inc.	49	414
Safeway, Inc.	840	21,756
SUPERVALU, Inc. *	2,338	16,763
Susser Holdings Corp. *	14	668
Sysco Corp.	511	16,362
The Andersons, Inc.	14	919
The Kroger Co.	749	27,413
The Pantry, Inc. *	98	1,118
United Natural Foods, Inc. *	28	1,698
Wal-Mart Stores, Inc.	1,442	105,237
Walgreen Co.	841	40,427

See financial notes 5

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whole Foods Market, Inc.	91	4,800

		337,578

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	1,114	37,742
Archer-Daniels-Midland Co.	827	29,119
B&G Foods, Inc.	14	474
Beam, Inc.	63	3,947
Brown-Forman Corp., Class B	42	2,814
Bunge Ltd.	224	16,975
Cal-Maine Foods, Inc.	7	319
Campbell Soup Co.	105	4,534
Chiquita Brands International, Inc. *	133	1,640
Coca-Cola Enterprises, Inc.	294	10,996
ConAgra Foods, Inc.	315	10,653
Constellation Brands, Inc., Class A *	56	3,038
Darling International, Inc. *	21	425
Dean Foods Co. *	158	3,018
Dole Food Co., Inc. *	63	864
Dr. Pepper Snapple Group, Inc.	105	4,700
Flowers Foods, Inc.	77	1,601
Fresh Del Monte Produce, Inc.	49	1,414
General Mills, Inc.	259	12,774
Green Mountain Coffee Roasters, Inc. *	7	604
Hillshire Brands Co.	259	8,368
Hormel Foods Corp.	63	2,610
Ingredion, Inc.	35	2,203
J&J Snack Foods Corp.	7	538
Kellogg Co.	126	7,649
Kraft Foods Group, Inc.	63	3,261
Lancaster Colony Corp.	14	1,033
Lorillard, Inc.	196	8,291
McCormick & Co., Inc. Non Voting Shares	35	2,368
Mead Johnson Nutrition Co.	28	2,101
Molson Coors Brewing Co., Class B	63	3,074
Mondelez International, Inc., Class A	1,107	33,952
Monster Beverage Corp. *	14	803
PepsiCo, Inc.	652	51,984
Philip Morris International, Inc.	533	44,473
Pilgrim’s Pride Corp. *	42	644
Post Holdings, Inc. *	21	897
Reynolds American, Inc.	147	7,002
Sanderson Farms, Inc.	21	1,375
Smithfield Foods, Inc. *	168	5,633
Snyders-Lance, Inc.	21	565
The Coca-Cola Co.	1,044	39,860
The Hain Celestial Group, Inc. *	7	572
The Hershey Co.	35	3,218
The J.M. Smucker Co.	49	5,201
TreeHouse Foods, Inc. *	14	910
Tyson Foods, Inc., Class A	420	12,159
Universal Corp.	28	1,373
Vector Group Ltd.	28	457
WhiteWave Foods Co., Class A *	7	134

		400,359

Health Care Equipment & Services 5.8%
Abbott Laboratories	735	24,498
Aetna, Inc.	420	26,624
Alere, Inc. *	35	1,091
Allscripts Healthcare Solutions, Inc. *	7	102
Amedisys, Inc. *	63	1,026
AmerisourceBergen Corp.	329	18,727
AmSurg Corp. *	14	522
Analogic Corp.	7	522
Baxter International, Inc.	217	15,095
Becton Dickinson & Co.	113	11,004
Boston Scientific Corp. *	966	10,220
Brookdale Senior Living, Inc. *	35	876
C.R. Bard, Inc.	42	4,825
Cardinal Health, Inc.	547	27,503
CareFusion Corp. *	84	3,011
Catamaran Corp. *	14	769
Centene Corp. *	28	1,600
Cerner Corp. *	28	1,290
Chemed Corp.	14	975
Cigna Corp.	133	10,466
Community Health Systems, Inc.	84	3,298
CONMED Corp.	14	435
Covidien plc	147	8,732
DaVita HealthCare Partners, Inc. *	35	3,763
DENTSPLY International, Inc.	49	2,057
Edwards Lifesciences Corp. *	14	985
Express Scripts Holding Co. *	182	11,626
Gentiva Health Services, Inc. *	42	482
Haemonetics Corp. *	14	558
Hanger, Inc. *	7	215
HCA Holdings, Inc.	154	5,881
Health Management Associates, Inc., Class A *	196	2,521
Health Net, Inc. *	196	5,915
HEALTHSOUTH Corp. *	21	661
Healthways, Inc. *	35	668
Henry Schein, Inc. *	42	4,244
Hill-Rom Holdings, Inc.	42	1,434
Hologic, Inc. *	56	1,195
Humana, Inc.	162	14,917
IDEXX Laboratories, Inc. *	14	1,313
Integra LifeSciences Holdings Corp. *	7	284
Intuitive Surgical, Inc. *	3	1,160
Invacare Corp.	56	841
Kindred Healthcare, Inc.	147	2,161
Laboratory Corp. of America Holdings *	35	3,350
LifePoint Hospitals, Inc. *	42	1,900
Magellan Health Services, Inc. *	35	1,967
Masimo Corp.	14	346
McKesson Corp.	259	31,445
MEDNAX, Inc. *	14	1,363
Medtronic, Inc.	484	25,047
Molina Healthcare, Inc. *	28	935
MWI Veterinary Supply, Inc. *	7	1,065
Omnicare, Inc.	91	4,948
Owens & Minor, Inc.	91	3,104
Patterson Cos., Inc.	63	2,512
PharMerica Corp. *	49	603
Quest Diagnostics, Inc.	105	6,155
ResMed, Inc.	21	992
Select Medical Holdings Corp.	7	59
Sirona Dental Systems, Inc. *	7	453
St. Jude Medical, Inc.	154	7,763
STERIS Corp.	35	1,431
Stryker Corp.	112	7,492

6 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teleflex, Inc.	21	1,619
Tenet Healthcare Corp. *	56	2,187
The Cooper Cos., Inc.	7	914
UnitedHealth Group, Inc.	883	63,346
Universal Health Services, Inc., Class B	49	3,320
Varian Medical Systems, Inc. *	35	2,466
VCA Antech, Inc. *	42	1,146
WellCare Health Plans, Inc. *	35	2,228
WellPoint, Inc.	749	63,770
West Pharmaceutical Services, Inc.	14	1,035
Zimmer Holdings, Inc.	105	8,304

		489,357

Household & Personal Products 2.1%
Avon Products, Inc.	329	6,504
Central Garden & Pet Co., Class A *	63	394
Church & Dwight Co., Inc.	35	2,077
Colgate-Palmolive Co.	287	16,580
Elizabeth Arden, Inc. *	7	243
Energizer Holdings, Inc.	28	2,767
Herbalife Ltd.	49	2,990
Kimberly-Clark Corp.	162	15,144
Nu Skin Enterprises, Inc., Class A	21	1,758
Spectrum Brands Holdings, Inc.	7	424
The Clorox Co.	42	3,474
The Estee Lauder Cos., Inc., Class A	49	3,203
The Procter & Gamble Co.	1,534	119,483
WD-40 Co.	7	407

		175,448

Insurance 3.7%
ACE Ltd.	120	10,526
Aflac, Inc.	203	11,731
Alleghany Corp. *	3	1,161
Allied World Assurance Co. Holdings AG	21	1,926
American Equity Investment Life Holding Co.	42	832
American Financial Group, Inc.	56	2,886
American International Group, Inc. *	357	16,586
Aon plc	98	6,505
Arch Capital Group Ltd. *	77	4,105
Argo Group International Holdings Ltd.	21	858
Arthur J. Gallagher & Co.	42	1,736
Aspen Insurance Holdings Ltd.	56	1,992
Assurant, Inc.	105	5,569
Assured Guaranty Ltd.	28	557
Axis Capital Holdings Ltd.	84	3,611
Brown & Brown, Inc.	35	1,090
Cincinnati Financial Corp.	84	3,837
CNO Financial Group, Inc.	140	1,903
Endurance Specialty Holdings Ltd.	56	2,807
Everest Re Group Ltd.	33	4,519
Fidelity National Financial, Inc., Class A	154	3,651
First American Financial Corp.	63	1,317
Genworth Financial, Inc., Class A *	574	6,773
Hartford Financial Services Group, Inc.	498	14,741
HCC Insurance Holdings, Inc.	49	2,068
Horace Mann Educators Corp.	21	554
Infinity Property & Casualty Corp.	14	847
Kemper Corp.	56	1,901
Lincoln National Corp.	161	6,768
Loews Corp.	175	7,781
Markel Corp. *	5	2,554
Marsh & McLennan Cos., Inc.	196	8,081
Mercury General Corp.	21	921
MetLife, Inc.	301	13,903
Montpelier Re Holdings Ltd.	28	696
Old Republic International Corp.	140	1,988
PartnerRe Ltd.	49	4,270
Platinum Underwriters Holdings Ltd.	42	2,427
Primerica, Inc.	49	1,819
Principal Financial Group, Inc.	119	4,870
ProAssurance Corp.	21	990
Protective Life Corp.	49	2,048
Prudential Financial, Inc.	253	18,945
Reinsurance Group of America, Inc.	35	2,268
RenaissanceRe Holdings Ltd.	35	3,059
RLI Corp.	14	1,093
Safety Insurance Group, Inc.	7	351
Selective Insurance Group, Inc.	42	963
StanCorp Financial Group, Inc.	42	2,197
Symetra Financial Corp.	28	484
The Allstate Corp.	385	18,449
The Chubb Corp.	203	16,884
The Hanover Insurance Group, Inc.	35	1,864
The Progressive Corp.	469	11,758
The Travelers Cos., Inc.	484	38,672
Torchmark Corp.	49	3,376
Tower Group International Ltd.	21	297
Unum Group	168	4,961
Validus Holdings Ltd.	42	1,454
W.R. Berkley Corp.	77	3,166
White Mountains Insurance Group Ltd.	4	2,239
XL Group plc	140	4,138

		312,323

Materials 3.8%
A. Schulman, Inc.	28	755
A.M. Castle & Co. *	28	443
Air Products & Chemicals, Inc.	105	10,725
Airgas, Inc.	28	2,846
AK Steel Holding Corp. *	378	1,270
Albemarle Corp.	28	1,746
Alcoa, Inc.	1,688	12,998
Allegheny Technologies, Inc.	98	2,618
AMCOL International Corp.	14	462
Aptargroup, Inc.	35	2,058
Ashland, Inc.	49	4,273
Avery Dennison Corp.	84	3,592
Axiall Corp.	21	841
Ball Corp.	91	4,042
Bemis Co., Inc.	70	2,785
Boise, Inc.	91	778
Cabot Corp.	42	1,680
Carpenter Technology Corp.	21	1,129
Celanese Corp., Series A	63	3,102
Century Aluminum Co. *	70	547
CF Industries Holdings, Inc.	14	2,665
Chemtura Corp. *	56	1,227
Clearwater Paper Corp. *	7	334
Cliffs Natural Resources, Inc.	112	2,337

See financial notes 7

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coeur Mining, Inc. *	7	101
Commercial Metals Co.	196	2,916
Compass Minerals International, Inc.	14	1,032
Crown Holdings, Inc. *	42	1,825
Cytec Industries, Inc.	21	1,570
Domtar Corp.	49	3,234
E.I. du Pont de Nemours & Co.	357	20,213
Eagle Materials, Inc.	14	898
Eastman Chemical Co.	63	4,788
Ecolab, Inc.	56	5,116
Ferro Corp. *	182	1,338
FMC Corp.	35	2,331
Freeport-McMoRan Copper & Gold, Inc.	603	18,223
Graphic Packaging Holding Co. *	77	640
Greif, Inc., Class A	21	1,131
H.B. Fuller Co.	28	1,044
Hecla Mining Co.	28	96
Huntsman Corp.	140	2,450
Innophos Holdings, Inc.	14	686
Innospec, Inc.	7	286
International Flavors & Fragrances, Inc.	35	2,765
International Paper Co.	281	13,266
Kaiser Aluminum Corp.	14	968
KapStone Paper and Packaging Corp.	14	588
Koppers Holdings, Inc.	7	271
Kraton Performance Polymers, Inc. *	21	389
Louisiana-Pacific Corp. *	42	628
LyondellBasell Industries N.V., Class A	91	6,384
Martin Marietta Materials, Inc.	21	2,017
Materion Corp.	14	412
MeadWestvaco Corp.	119	4,266
Minerals Technologies, Inc.	21	932
Monsanto Co.	127	12,432
Myers Industries, Inc.	28	520
NewMarket Corp.	4	1,097
Newmont Mining Corp.	203	6,449
Nucor Corp.	287	13,056
Olin Corp.	49	1,132
OM Group, Inc. *	35	995
Owens-Illinois, Inc. *	133	3,776
P.H. Glatfelter Co.	35	897
Packaging Corp. of America	56	2,970
PolyOne Corp.	35	946
PPG Industries, Inc.	56	8,748
Praxair, Inc.	105	12,327
Reliance Steel & Aluminum Co.	63	4,201
Resolute Forest Products *	70	883
Rock-Tenn Co., Class A	21	2,333
Rockwood Holdings, Inc.	21	1,341
RPM International, Inc.	63	2,141
RTI International Metals, Inc. *	14	434
Schnitzer Steel Industries, Inc., Class A	63	1,591
Schweitzer-Mauduit International, Inc.	14	802
Sealed Air Corp.	147	4,175
Sensient Technologies Corp.	28	1,161
Sigma-Aldrich Corp.	43	3,546
Silgan Holdings, Inc.	28	1,321
Sonoco Products Co.	77	2,867
Southern Copper Corp.	70	1,925
Steel Dynamics, Inc.	210	3,205
Stepan Co.	7	395
Stillwater Mining Co. *	35	399
SunCoke Energy, Inc. *	35	550
The Dow Chemical Co.	743	27,788
The Mosaic Co.	112	4,665
The Scotts Miracle-Gro Co., Class A	28	1,476
The Sherwin-Williams Co.	28	4,827
The Valspar Corp.	28	1,740
Tredegar Corp.	21	469
United States Steel Corp.	273	4,887
Vulcan Materials Co.	56	2,677
W.R. Grace & Co. *	7	562
Walter Energy, Inc.	49	634
Wausau Paper Corp.	42	461
Westlake Chemical Corp.	7	708
Worthington Industries, Inc.	42	1,400

		318,966

Media 3.9%
AMC Networks, Inc., Class A *	7	434
Belo Corp., Class A	63	891
Cablevision Systems Corp., Class A	210	3,723
CBS Corp., Class B Non Voting Shares	322	16,454
Charter Communications, Inc., Class A *	28	3,400
Cinemark Holdings, Inc.	49	1,444
Comcast Corp., Class A	876	36,871
Dex Media, Inc. *	21	195
DIRECTV *	427	24,843
Discovery Communications, Inc., class A *	50	3,876
DISH Network Corp., Class A	77	3,462
DreamWorks Animation SKG, Inc., Class A *	56	1,585
E.W. Scripps Co., Class A *	49	745
Gannett Co., Inc.	252	6,071
John Wiley & Sons, Inc., Class A	21	920
Lamar Advertising Co., Class A *	42	1,767
Liberty Global plc, Class A *	232	18,022
Live Nation Entertainment, Inc. *	70	1,180
Meredith Corp.	28	1,204
National CineMedia, Inc.	21	378
Omnicom Group, Inc.	165	10,007
Regal Entertainment Group, Class A	70	1,252
Scholastic Corp.	42	1,239
Scripps Networks Interactive, Inc., Class A	21	1,544
Sinclair Broadcast Group, Inc., Class A	21	502
Sirius XM Radio, Inc.	21	75
Starz, Class A *	49	1,223
The Interpublic Group of Cos., Inc.	154	2,421
The Madison Square Garden Co., Class A *	14	815
The New York Times Co., Class A *	119	1,327
The Walt Disney Co.	827	50,306
The Washington Post Co., Class B	6	3,384
Thomson Reuters Corp.	189	6,214
Time Warner Cable, Inc.	154	16,532
Time Warner, Inc.	1,016	61,498
Twenty-First Century Fox, Inc.	729	22,840
Valassis Communications, Inc.	28	771
Viacom, Inc., Class B	246	19,572

		328,987

8 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	98	4,176
Actavis, Inc. *	21	2,839
Agilent Technologies, Inc.	210	9,794
Allergan, Inc.	42	3,712
Amgen, Inc.	350	38,129
Bio-Rad Laboratories, Inc., Class A *	7	798
Biogen Idec, Inc. *	42	8,947
Bristol-Myers Squibb Co.	693	28,891
Bruker Corp. *	7	140
Cambrex Corp. *	14	191
Celgene Corp. *	28	3,919
Charles River Laboratories International, Inc. *	35	1,612
Covance, Inc. *	28	2,269
Cubist Pharmaceuticals, Inc. *	7	443
Eli Lilly & Co.	462	23,747
Endo Health Solutions, Inc. *	49	2,013
Forest Laboratories, Inc. *	140	5,954
Gilead Sciences, Inc. *	322	19,407
Hospira, Inc. *	70	2,732
Illumina, Inc. *	7	545
Impax Laboratories, Inc. *	21	428
Johnson & Johnson	1,218	105,247
Life Technologies Corp. *	42	3,125
Merck & Co., Inc.	1,022	48,330
Mettler-Toledo International, Inc. *	11	2,423
Mylan, Inc. *	84	2,969
PAREXEL International Corp. *	14	650
PDL BioPharma, Inc.	84	667
PerkinElmer, Inc.	49	1,763
Perrigo Co.	14	1,702
Pfizer, Inc.	3,410	96,196
QIAGEN N.V. *	42	842
Techne Corp.	7	543
Thermo Fisher Scientific, Inc.	105	9,327
ViroPharma, Inc. *	14	422
Warner Chilcott plc, Class A	175	3,754
Waters Corp. *	28	2,768
Zoetis, Inc.	7	204

		441,618

Real Estate 1.5%
Alexandria Real Estate Equities, Inc.	14	863
American Campus Communities, Inc.	7	233
American Capital Agency Corp.	21	478
American Tower Corp.	49	3,405
Annaly Capital Management, Inc.	406	4,738
Anworth Mortgage Asset Corp.	70	310
Apartment Investment & Management Co., Class A	84	2,313
Ashford Hospitality Trust Inc.	35	404
AvalonBay Communities, Inc.	14	1,735
BioMed Realty Trust, Inc.	35	644
Boston Properties, Inc.	35	3,587
Brandywine Realty Trust	77	987
BRE Properties, Inc.	14	672
Camden Property Trust	14	865
Capstead Mortgage Corp.	42	493
CBL & Associates Properties, Inc.	49	941
CBRE Group, Inc., Class A *	63	1,378
Chimera Investment Corp.	308	906
Colonial Properties Trust	35	773
CommonWealth REIT	70	1,718
Corporate Office Properties Trust	28	638
Corrections Corp. of America	42	1,383
Cousins Properties, Inc.	42	417
CYS Investments, Inc.	14	108
DCT Industrial Trust, Inc.	77	515
DDR Corp.	70	1,086
DiamondRock Hospitality Co.	70	678
Digital Realty Trust, Inc.	14	778
Douglas Emmett, Inc.	28	647
Duke Realty Corp.	112	1,634
EastGroup Properties, Inc.	7	393
EPR Properties	14	686
Equity Lifestyle Properties, Inc.	7	243
Equity Residential	70	3,632
Essex Property Trust, Inc.	7	1,003
Extra Space Storage, Inc.	14	577
Federal Realty Investment Trust	14	1,362
Forest City Enterprises, Inc., Class A *	21	376
General Growth Properties, Inc.	84	1,611
Glimcher Realty Trust	28	277
Hatteras Financial Corp.	21	384
HCP, Inc.	56	2,281
Health Care REIT, Inc.	21	1,290
Healthcare Realty Trust, Inc.	21	472
Highwoods Properties, Inc.	21	709
Home Properties, Inc.	14	808
Hospitality Properties Trust	84	2,270
Host Hotels & Resorts, Inc.	238	4,053
Inland Real Estate Corp.	42	412
Invesco Mortgage Capital, Inc.	7	107
iStar Financial, Inc. *	140	1,551
Jones Lang LaSalle, Inc.	22	1,809
Kilroy Realty Corp.	14	683
Kimco Realty Corp.	91	1,823
LaSalle Hotel Properties	28	743
Lexington Realty Trust	56	656
Liberty Property Trust	35	1,211
Mack-Cali Realty Corp.	49	1,058
MFA Financial, Inc.	98	706
Mid-America Apartment Communities, Inc.	7	432
National Retail Properties, Inc.	14	429
NorthStar Realty Finance Corp.	56	491
OMEGA Healthcare Investors, Inc.	21	596
Pennsylvania REIT	28	519
Piedmont Office Realty Trust, Inc., Class A	77	1,323
Plum Creek Timber Co., Inc.	70	3,102
Post Properties, Inc.	7	317
Potlatch Corp.	28	1,080
Prologis, Inc.	49	1,727
PS Business Parks, Inc.	7	509
Public Storage	28	4,275
RAIT Financial Trust	70	433
Rayonier, Inc.	35	1,933
Realty Income Corp.	21	830
Redwood Trust, Inc.	42	747
Regency Centers Corp.	21	999

See financial notes 9

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retail Properties of America, Inc., Class A	14	187
Sabra Health Care REIT, Inc.	7	155
Senior Housing Properties Trust	28	637
Simon Property Group, Inc.	42	6,116
SL Green Realty Corp.	14	1,221
Sovran Self Storage, Inc.	7	464
Sun Communities, Inc.	7	301
Sunstone Hotel Investors, Inc. *	49	589
Tanger Factory Outlet Centers	14	432
Taubman Centers, Inc.	14	944
The Geo Group, Inc.	21	655
The Macerich Co.	28	1,576
UDR, Inc.	49	1,107
Ventas, Inc.	35	2,179
Vornado Realty Trust	57	4,634
Washington REIT	21	512
Weingarten Realty Investors	42	1,206
Weyerhaeuser Co.	560	15,333

		126,503

Retailing 4.9%
Aaron’s, Inc.	63	1,705
Abercrombie & Fitch Co., Class A	70	2,472
Advance Auto Parts, Inc.	42	3,363
Aeropostale, Inc. *	91	740
Amazon.com, Inc. *	25	7,024
American Eagle Outfitters, Inc.	168	2,431
Ann, Inc. *	49	1,700
Asbury Automotive Group, Inc. *	21	1,032
Ascena Retail Group, Inc. *	42	685
AutoNation, Inc. *	35	1,636
AutoZone, Inc. *	7	2,940
Barnes & Noble, Inc. *	63	861
Bed Bath & Beyond, Inc. *	119	8,775
Best Buy Co., Inc.	910	32,760
Big Lots, Inc. *	112	3,967
Brown Shoe Co., Inc.	49	1,099
Cabela’s, Inc. *	7	459
CarMax, Inc. *	77	3,662
Chico’s FAS, Inc.	84	1,310
Core-Mark Holding Co., Inc.	42	2,650
Dick’s Sporting Goods, Inc.	35	1,624
Dillard’s, Inc., Class A	28	2,135
Dollar General Corp. *	70	3,778
Dollar Tree, Inc. *	91	4,796
DSW, Inc., Class A	7	603
Expedia, Inc.	49	2,291
Express, Inc. *	28	588
Family Dollar Stores, Inc.	49	3,488
Foot Locker, Inc.	105	3,381
Fred’s, Inc., Class A	70	1,094
GameStop Corp., Class A	168	8,435
Genesco, Inc. *	14	864
Genuine Parts Co.	106	8,163
GNC Holdings, Inc., Class A	14	712
Group 1 Automotive, Inc.	28	2,148
Guess?, Inc.	49	1,495
hhgregg, Inc. *	7	127
Hibbett Sports, Inc. *	7	363
HSN, Inc.	14	754
J.C. Penney Co., Inc. *	364	4,543
Jos. A. Bank Clothiers, Inc. *	14	557
Kohl’s Corp.	287	14,726
L Brands, Inc.	105	6,023
Liberty Interactive Corp., Class A *	343	7,745
Lithia Motors, Inc., Class A	14	919
LKQ Corp. *	49	1,433
Lowe’s Cos., Inc.	1,009	46,232
Macy’s, Inc.	280	12,440
Monro Muffler Brake, Inc.	7	310
Netflix, Inc. *	7	1,987
Nordstrom, Inc.	91	5,071
Nutrisystem, Inc.	84	1,063
O’Reilly Automotive, Inc. *	28	3,436
Office Depot, Inc. *	581	2,434
OfficeMax, Inc.	126	1,370
Penske Automotive Group, Inc.	35	1,366
PetSmart, Inc.	56	3,944
Pier 1 Imports, Inc.	21	460
Pool Corp.	14	729
Priceline.com, Inc. *	3	2,816
RadioShack Corp. *	644	2,106
Rent-A-Center, Inc.	70	2,626
Ross Stores, Inc.	64	4,305
Saks, Inc. *	126	2,007
Sally Beauty Holdings, Inc. *	14	366
Sears Holdings Corp. *	133	5,884
Select Comfort Corp. *	14	346
Signet Jewelers Ltd.	42	2,789
Sonic Automotive, Inc., Class A	49	1,068
Stage Stores, Inc.	42	782
Staples, Inc.	1,029	14,313
Target Corp.	574	36,340
The Bon-Ton Stores, Inc.	7	77
The Buckle, Inc.	14	725
The Cato Corp., Class A	21	528
The Children’s Place Retail Stores, Inc. *	21	1,117
The Finish Line, Inc., Class A	42	880
The Gap, Inc.	281	11,364
The Home Depot, Inc.	665	49,536
The Men’s Wearhouse, Inc.	49	1,845
The Pep Boys-Manny, Moe & Jack *	63	707
The Wet Seal, Inc., Class A *	119	434
Tiffany & Co.	49	3,778
TJX Cos., Inc.	301	15,869
Tractor Supply Co.	21	2,570
TripAdvisor, Inc. *	7	518
Ulta Salon, Cosmetics & Fragrance, Inc. *	7	695
Urban Outfitters, Inc. *	35	1,468
Vitamin Shoppe, Inc. *	7	295
Williams-Sonoma, Inc.	49	2,764

		415,816

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	469	1,534
Altera Corp.	91	3,200
Amkor Technology, Inc. *	147	589
Analog Devices, Inc.	148	6,849
Applied Materials, Inc.	1,051	15,776
Atmel Corp. *	196	1,423
ATMI, Inc. *	21	516

10 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avago Technologies Ltd.	35	1,348
Broadcom Corp., Class A	140	3,536
Brooks Automation, Inc.	56	493
Cabot Microelectronics Corp. *	14	506
Cirrus Logic, Inc. *	14	315
Cree, Inc. *	14	777
Cypress Semiconductor Corp. *	70	792
Entegris, Inc. *	70	658
Fairchild Semiconductor International, Inc. *	77	940
First Solar, Inc. *	35	1,285
GT Advanced Technologies, Inc. *	147	950
Integrated Device Technology, Inc. *	140	1,219
Intel Corp.	3,283	72,160
International Rectifier Corp. *	35	836
Intersil Corp., Class A	161	1,670
KLA-Tencor Corp.	77	4,247
Lam Research Corp. *	70	3,267
Linear Technology Corp.	70	2,683
LSI Corp. *	322	2,386
Marvell Technology Group Ltd.	231	2,797
Maxim Integrated Products, Inc.	119	3,314
Micrel, Inc.	35	322
Microchip Technology, Inc.	77	2,988
Micron Technology, Inc. *	693	9,404
Microsemi Corp. *	21	541
MKS Instruments, Inc.	28	701
NVIDIA Corp.	210	3,097
OmniVision Technologies, Inc. *	28	433
ON Semiconductor Corp. *	182	1,318
Photronics, Inc. *	56	408
PMC-Sierra, Inc. *	63	392
RF Micro Devices, Inc. *	126	625
Semtech Corp. *	14	416
Silicon Laboratories, Inc. *	21	812
Skyworks Solutions, Inc. *	35	888
Spansion, Inc., Class A *	35	363
SunEdison, Inc. *	441	3,246
Teradyne, Inc. *	70	1,075
Tessera Technologies, Inc.	21	385
Texas Instruments, Inc.	847	32,355
TriQuint Semiconductor, Inc. *	91	686
Veeco Instruments, Inc. *	7	246
Xilinx, Inc.	127	5,514

		202,281

Software & Services 5.8%
Accenture plc, Class A	161	11,632
Activision Blizzard, Inc.	91	1,485
Acxiom Corp. *	56	1,393
Adobe Systems, Inc. *	119	5,444
Akamai Technologies, Inc. *	28	1,287
Alliance Data Systems Corp. *	19	3,718
Amdocs Ltd.	84	3,096
ANSYS, Inc. *	7	588
AOL, Inc. *	133	4,380
Autodesk, Inc. *	56	2,058
Automatic Data Processing, Inc.	183	13,022
BMC Software, Inc. *	70	3,220
Broadridge Financial Solutions, Inc.	70	2,083
CA, Inc.	140	4,095
CACI International, Inc., Class A *	21	1,415
Cadence Design Systems, Inc. *	35	471
Citrix Systems, Inc. *	35	2,477
Cognizant Technology Solutions Corp., Class A *	49	3,592
Computer Sciences Corp.	210	10,532
Compuware Corp.	175	1,867
Convergys Corp.	105	1,851
CoreLogic, Inc. *	210	5,397
CSG Systems International, Inc.	35	824
Digital River, Inc. *	7	121
DST Systems, Inc.	28	1,998
EarthLink, Inc.	161	792
eBay, Inc. *	231	11,548
Electronic Arts, Inc. *	77	2,051
Equinix, Inc. *	7	1,216
Euronet Worldwide, Inc. *	21	721
Facebook, Inc., Class A *	14	578
FactSet Research Systems, Inc.	14	1,433
Fair Isaac Corp.	28	1,402
Fidelity National Information Services, Inc.	140	6,224
Fiserv, Inc. *	56	5,391
Gartner, Inc. *	14	812
Genpact Ltd.	28	539
Global Cash Access Holdings, Inc. *	56	431
Global Payments, Inc.	21	1,001
Google, Inc., Class A *	28	23,713
Heartland Payment Systems, Inc.	14	517
IAC/InterActiveCorp	70	3,436
Informatica Corp. *	14	501
International Business Machines Corp.	483	88,036
Intuit, Inc.	70	4,447
j2 Global, Inc.	14	689
Jack Henry & Associates, Inc.	21	1,048
Lender Processing Services, Inc.	63	2,010
Manhattan Associates, Inc. *	7	613
ManTech International Corp., Class A	28	797
Mastercard, Inc., Class A	12	7,273
MAXIMUS, Inc.	21	788
Mentor Graphics Corp.	21	465
MICROS Systems, Inc. *	14	685
Microsoft Corp.	4,236	141,482
MicroStrategy, Inc., Class A *	7	643
Monster Worldwide, Inc. *	168	756
NeuStar, Inc., Class A *	14	708
Nuance Communications, Inc. *	21	401
Oracle Corp.	862	27,463
Paychex, Inc.	119	4,603
Progress Software Corp. *	21	514
PTC, Inc. *	28	730
Rackspace Hosting, Inc. *	7	314
Red Hat, Inc. *	7	354
Rovi Corp. *	21	377
SAIC, Inc.	329	4,958
Salesforce.com, Inc. *	14	688
Sapient Corp. *	35	523
Solera Holdings, Inc.	7	361
Sykes Enterprises, Inc. *	35	596
Symantec Corp.	420	10,756
Synopsys, Inc. *	28	1,015
Take-Two Interactive Software, Inc. *	35	643

See financial notes 11

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TeleTech Holdings, Inc. *	21	514
Teradata Corp. *	28	1,640
The Western Union Co.	315	5,522
TIBCO Software, Inc. *	42	947
Total System Services, Inc.	91	2,518
Unisys Corp. *	42	1,057
United Online, Inc.	112	879
ValueClick, Inc. *	35	741
VeriFone Systems, Inc. *	7	139
VeriSign, Inc. *	42	2,016
Visa, Inc., Class A	42	7,326
VistaPrint N.V. *	7	373
WEX, Inc. *	7	560
Yahoo! Inc. *	294	7,973

		487,293

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	42	1,013
Amphenol Corp., Class A	43	3,258
Anixter International, Inc. *	28	2,340
Apple, Inc.	77	37,503
ARRIS Group, Inc. *	49	768
Arrow Electronics, Inc. *	140	6,499
Avnet, Inc. *	196	7,558
Belden, Inc.	14	794
Benchmark Electronics, Inc. *	84	1,845
Brocade Communications Systems, Inc. *	189	1,399
Cisco Systems, Inc.	2,464	57,436
Cognex Corp.	7	399
Coherent, Inc.	14	786
Comtech Telecommunications Corp.	21	503
Corning, Inc.	567	7,961
Dell, Inc.	1,632	22,473
Diebold, Inc.	49	1,386
Dolby Laboratories, Inc., Class A	14	440
EchoStar Corp., Class A *	21	845
Electronics for Imaging, Inc. *	28	820
EMC Corp.	539	13,895
Emulex Corp. *	77	554
F5 Networks, Inc. *	7	584
FEI Co.	7	548
Finisar Corp. *	28	573
FLIR Systems, Inc.	49	1,533
Harris Corp.	84	4,757
Hewlett-Packard Co.	4,368	97,581
Ingram Micro, Inc., Class A *	525	11,602
Insight Enterprises, Inc. *	63	1,204
InterDigital, Inc.	14	498
Intermec, Inc. *	49	484
Itron, Inc. *	21	787
Jabil Circuit, Inc.	161	3,674
JDS Uniphase Corp. *	49	629
Juniper Networks, Inc. *	266	5,027
Lexmark International, Inc., Class A	84	2,869
Littelfuse, Inc.	7	516
Molex, Inc.	77	2,235
Motorola Solutions, Inc.	252	14,115
MTS Systems Corp.	7	421
National Instruments Corp.	28	777
NCR Corp. *	63	2,242
NetApp, Inc.	77	3,199
NETGEAR, Inc. *	14	405
Plantronics, Inc.	14	605
Plexus Corp. *	35	1,146
Polycom, Inc. *	84	834
QLogic Corp. *	133	1,408
QUALCOMM, Inc.	294	19,486
Rofin-Sinar Technologies, Inc. *	21	472
SanDisk Corp.	56	3,090
Sanmina Corp. *	126	2,050
ScanSource, Inc. *	28	867
Synaptics, Inc. *	14	541
SYNNEX Corp. *	42	1,995
Tech Data Corp. *	140	6,882
Tellabs, Inc.	700	1,554
Trimble Navigation Ltd. *	35	884
ViaSat, Inc. *	7	446
Vishay Intertechnology, Inc. *	147	1,801
Western Digital Corp.	113	7,006
Xerox Corp.	1,127	11,247
Zebra Technologies Corp., Class A *	28	1,277

		390,326

Telecommunication Services 3.4%
AT&T, Inc.	4,298	145,401
CenturyLink, Inc.	231	7,651
Cincinnati Bell, Inc. *	203	607
Consolidated Communications Holdings, Inc.	28	467
Crown Castle International Corp. *	43	2,985
Frontier Communications Corp.	1,064	4,607
Intelsat S.A. *	7	160
Leap Wireless International, Inc. *	105	1,594
Level 3 Communications, Inc. *	49	1,096
NII Holdings, Inc. *	504	3,014
NTELOS Holdings Corp.	21	349
SBA Communications Corp., Class A *	7	525
Sprint Corp. *	889	5,965
T-Mobile US, Inc. *	7	163
Telephone & Data Systems, Inc.	161	4,458
tw telecom, Inc. *	35	1,002
United States Cellular Corp.	14	599
Verizon Communications, Inc.	2,121	100,493
Windstream Corp.	588	4,745

		285,881

Transportation 2.0%
Alaska Air Group, Inc.	28	1,585
AMERCO	7	1,145
Arkansas Best Corp.	77	1,916
Atlas Air Worldwide Holdings, Inc. *	21	970
Avis Budget Group, Inc. *	161	4,310
C.H. Robinson Worldwide, Inc.	91	5,175
Con-way, Inc.	49	2,038
Copa Holdings S.A., Class A	7	916
CSX Corp.	665	16,366
Delta Air Lines, Inc.	280	5,525
Expeditors International of Washington, Inc.	105	4,259
FedEx Corp.	239	25,659
Forward Air Corp.	14	516

12 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genesee & Wyoming, Inc., Class A *	7	606
Hawaiian Holdings, Inc. *	56	392
Heartland Express, Inc.	35	487
Hertz Global Holdings, Inc. *	196	4,710
Hub Group, Inc., Class A *	28	1,040
J.B. Hunt Transport Services, Inc.	35	2,520
JetBlue Airways Corp. *	175	1,076
Kansas City Southern	14	1,476
Kirby Corp. *	14	1,126
Knight Transportation, Inc.	35	570
Landstar System, Inc.	28	1,530
Matson, Inc.	49	1,305
Norfolk Southern Corp.	147	10,608
Old Dominion Freight Line, Inc. *	21	912
Republic Airways Holdings, Inc. *	112	1,251
Ryder System, Inc.	84	4,671
Saia, Inc. *	21	630
SkyWest, Inc.	126	1,624
Southwest Airlines Co.	441	5,649
Swift Transportation Co. *	42	754
Union Pacific Corp.	148	22,724
United Continental Holdings, Inc. *	105	2,988
United Parcel Service, Inc., Class B	267	22,850
US Airways Group, Inc. *	56	905
UTI Worldwide, Inc.	98	1,618
Werner Enterprises, Inc.	49	1,129

		165,531

Utilities 4.1%
AES Corp.	609	7,740
AGL Resources, Inc.	49	2,154
ALLETE, Inc.	21	991
Alliant Energy Corp.	63	3,125
Ameren Corp.	224	7,573
American Electric Power Co., Inc.	295	12,626
American States Water Co.	7	368
American Water Works Co., Inc.	63	2,567
Aqua America, Inc.	35	1,063
Atlantic Power Corp.	63	250
Atmos Energy Corp.	77	3,107
Avista Corp.	42	1,103
Black Hills Corp.	21	1,008
California Water Service Group	21	419
Calpine Corp. *	168	3,247
CenterPoint Energy, Inc.	245	5,618
Cleco Corp.	21	948
CMS Energy Corp.	133	3,528
Consolidated Edison, Inc.	175	9,840
Dominion Resources, Inc.	385	22,465
DTE Energy Co.	119	7,958
Duke Energy Corp.	253	16,597
Edison International	210	9,637
El Paso Electric Co.	21	722
Entergy Corp.	210	13,278
Exelon Corp.	708	21,587
FirstEnergy Corp.	357	13,377
Great Plains Energy, Inc.	91	1,995
Hawaiian Electric Industries, Inc.	56	1,401
IDACORP, Inc.	21	1,005
Integrys Energy Group, Inc.	63	3,523
ITC Holdings Corp.	15	1,333
MDU Resources Group, Inc.	133	3,551
MGE Energy, Inc.	7	365
National Fuel Gas Co.	35	2,285
New Jersey Resources Corp.	28	1,206
NextEra Energy, Inc.	196	15,751
NiSource, Inc.	182	5,325
Northeast Utilities	91	3,728
Northwest Natural Gas Co.	21	862
NorthWestern Corp.	21	844
NRG Energy, Inc.	273	7,166
NV Energy, Inc.	119	2,791
OGE Energy Corp.	84	2,958
ONEOK, Inc.	98	5,041
Otter Tail Corp.	28	736
Pepco Holdings, Inc.	224	4,243
PG&E Corp.	288	11,912
Piedmont Natural Gas Co., Inc.	42	1,355
Pinnacle West Capital Corp.	63	3,419
PNM Resources, Inc.	56	1,227
Portland General Electric Co.	49	1,412
PPL Corp.	266	8,166
Public Service Enterprise Group, Inc.	392	12,709
Questar Corp.	119	2,608
SCANA Corp.	70	3,368
Sempra Energy	127	10,721
South Jersey Industries, Inc.	14	809
Southwest Gas Corp.	28	1,310
TECO Energy, Inc.	154	2,546
The Empire District Electric Co.	28	593
The Laclede Group, Inc.	21	935
The Southern Co.	421	17,522
UGI Corp.	77	3,018
UIL Holdings Corp.	21	793
UNS Energy Corp.	21	960
Vectren Corp.	56	1,826
Westar Energy, Inc.	63	1,960
WGL Holdings, Inc.	35	1,461
Wisconsin Energy Corp.	77	3,160
Xcel Energy, Inc.	302	8,432

		341,227

Total Common Stock
(Cost $8,591,321)		8,408,700

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 3000 ETF	50	4,890

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	3,175	3,175

Total Other Investment Companies
(Cost $8,126)		8,065

End of Investments.

See financial notes 13

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

At 08/31/13, the tax basis cost of the fund’s investments was $8,599,447 and the unrealized appreciation and depreciation were $27,333 and ($210,015), respectively, with a net unrealized depreciation of ($182,682).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

14 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	6,166,040	6,007,820
0.1%	Other Investment Companies	7,286	7,187

99.9%	Total Investments	6,173,326	6,015,007
0.1%	Other Assets and Liabilities, Net		4,543

100.0%	Net Assets		6,019,550

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	31	2,994
Delphi Automotive plc	122	6,713
Ford Motor Co.	896	14,506
General Motors Co. *	298	10,156
Harley-Davidson, Inc.	90	5,398
Johnson Controls, Inc.	356	14,429
Lear Corp.	55	3,781
The Goodyear Tire & Rubber Co. *	160	3,219
TRW Automotive Holdings Corp. *	50	3,454
Visteon Corp. *	20	1,432

		66,082

Banks 2.5%
BB&T Corp.	281	9,543
CIT Group, Inc. *	40	1,915
Comerica, Inc.	75	3,063
Fifth Third Bancorp	355	6,493
Hudson City Bancorp, Inc.	325	2,987
Huntington Bancshares, Inc.	320	2,637
KeyCorp	437	5,100
M&T Bank Corp.	35	3,967
New York Community Bancorp, Inc.	165	2,417
Popular, Inc. *	80	2,485
Regions Financial Corp.	715	6,721
SunTrust Banks, Inc.	263	8,421
The PNC Financial Services Group, Inc.	160	11,563
U.S. Bancorp	568	20,522
Wells Fargo & Co.	1,407	57,799
Zions Bancorp	90	2,517

		148,150

Capital Goods 8.2%
3M Co.	231	26,237
AECOM Technology Corp. *	60	1,748
AGCO Corp.	50	2,828
Alliant Techsystems, Inc.	25	2,419
AMETEK, Inc.	35	1,502
Caterpillar, Inc.	212	17,498
Cummins, Inc.	55	6,776
Danaher Corp.	96	6,290
Deere & Co.	126	10,539
Dover Corp.	71	6,039
Eaton Corp. plc	121	7,662
EMCOR Group, Inc.	45	1,692
Emerson Electric Co.	313	18,896
Exelis, Inc.	255	3,751
Fastenal Co.	45	1,980
Flowserve Corp.	40	2,232
Fluor Corp.	106	6,724
General Cable Corp.	40	1,221
General Dynamics Corp.	197	16,400
General Electric Co.	3,841	88,881
Harsco Corp.	80	1,882
Honeywell International, Inc.	232	18,460
Hubbell, Inc., Class B	20	2,027
Illinois Tool Works, Inc.	146	10,435
Ingersoll-Rand plc	132	7,806
ITT Corp.	143	4,698
Jacobs Engineering Group, Inc. *	80	4,662
Joy Global, Inc.	40	1,965
KBR, Inc.	95	2,837
L-3 Communications Holdings, Inc.	106	9,575
Lennox International, Inc.	30	2,059
Lockheed Martin Corp.	171	20,934
Masco Corp.	240	4,541
Northrop Grumman Corp.	247	22,791
Oshkosh Corp. *	55	2,471
Owens Corning *	55	2,059
PACCAR, Inc.	137	7,345
Pall Corp.	25	1,728
Parker Hannifin Corp.	66	6,597
Pentair Ltd. - Reg’d	35	2,104
Precision Castparts Corp.	26	5,492
Quanta Services, Inc. *	65	1,699
Raytheon Co.	255	19,229
Rockwell Automation, Inc.	35	3,403
Rockwell Collins, Inc.	55	3,892
Roper Industries, Inc.	15	1,855
Snap-On, Inc.	15	1,404
SPX Corp.	35	2,591
Stanley Black & Decker, Inc.	35	2,984
Terex Corp. *	65	1,885
Textron, Inc.	130	3,502
The Boeing Co.	207	21,511
Timken Co.	35	1,962
United Rentals, Inc. *	40	2,191
United Technologies Corp.	387	38,739
URS Corp.	70	3,466
W.W. Grainger, Inc.	20	4,947
WESCO International, Inc. *	30	2,213
Xylem, Inc.	60	1,487

		492,743

See financial notes 15

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.8%
Cintas Corp.	55	2,627
Equifax, Inc.	35	2,068
Iron Mountain, Inc.	45	1,161
Manpowergroup, Inc.	120	7,782
Pitney Bowes, Inc.	230	3,754
R.R. Donnelley & Sons Co.	405	6,755
Republic Services, Inc.	100	3,251
Robert Half International, Inc.	90	3,174
The ADT Corp. *	15	598
The Dun & Bradstreet Corp.	25	2,487
United Stationers, Inc.	50	1,987
Waste Management, Inc.	300	12,132

		47,776

Consumer Durables & Apparel 1.0%
Coach, Inc.	90	4,753
D.R. Horton, Inc.	110	1,964
Garmin Ltd.	55	2,242
Harman International Industries, Inc.	30	1,921
Hasbro, Inc.	70	3,191
Jarden Corp. *	40	1,718
Leggett & Platt, Inc.	90	2,603
Mattel, Inc.	110	4,455
Mohawk Industries, Inc. *	25	2,937
Newell Rubbermaid, Inc.	115	2,909
NIKE, Inc., Class B	235	14,763
NVR, Inc. *	3	2,567
Ralph Lauren Corp.	17	2,812
VF Corp.	25	4,680
Whirlpool Corp.	51	6,561

		60,076

Consumer Services 1.5%
Apollo Group, Inc., Class A *	140	2,600
Brinker International, Inc.	60	2,399
Carnival Corp.	120	4,331
Darden Restaurants, Inc.	70	3,235
H&R Block, Inc.	98	2,735
International Game Technology	130	2,456
Marriott International, Inc., Class A	90	3,599
McDonald’s Corp.	348	32,837
MGM Resorts International *	150	2,654
Royal Caribbean Cruises Ltd.	70	2,568
Service Corp. International	100	1,808
Starbucks Corp.	112	7,898
Starwood Hotels & Resorts Worldwide, Inc.	71	4,540
Wyndham Worldwide Corp.	50	2,968
Wynn Resorts Ltd.	20	2,821
Yum! Brands, Inc.	120	8,402

		87,851

Diversified Financials 7.6%
American Express Co.	301	21,645
Ameriprise Financial, Inc.	55	4,738
Bank of America Corp.	7,742	109,317
Berkshire Hathaway, Inc., Class B *	397	44,154
BlackRock, Inc.	15	3,905
Capital One Financial Corp.	210	13,555
Citigroup, Inc.	1,375	66,454
CME Group, Inc.	55	3,911
Discover Financial Services	115	5,434
Eaton Vance Corp.	35	1,349
Franklin Resources, Inc.	137	6,324
Invesco Ltd.	100	3,036
JPMorgan Chase & Co.	1,551	78,372
Legg Mason, Inc.	105	3,415
McGraw Hill Financial, Inc.	137	7,997
Moody’s Corp.	55	3,496
Morgan Stanley	475	12,236
Northern Trust Corp.	61	3,347
NYSE Euronext	117	4,890
PHH Corp. *	85	1,774
SLM Corp.	135	3,239
State Street Corp.	106	7,072
T. Rowe Price Group, Inc.	55	3,858
The Bank of New York Mellon Corp.	285	8,476
The Charles Schwab Corp. (a)	315	6,577
The Goldman Sachs Group, Inc.	187	28,448

		457,019

Energy 15.0%
Alpha Natural Resources, Inc. *	165	1,003
Anadarko Petroleum Corp.	136	12,433
Apache Corp.	137	11,738
Arch Coal, Inc.	255	1,140
Baker Hughes, Inc.	215	9,995
Cameron International Corp. *	55	3,123
Chesapeake Energy Corp.	410	10,582
Chevron Corp.	1,231	148,249
Cimarex Energy Co.	25	2,095
ConocoPhillips	1,767	117,152
CONSOL Energy, Inc.	60	1,874
Devon Energy Corp.	207	11,818
Diamond Offshore Drilling, Inc.	40	2,561
Energen Corp.	30	1,989
EOG Resources, Inc.	45	7,067
EQT Corp.	20	1,714
Exxon Mobil Corp.	3,128	272,637
FMC Technologies, Inc. *	45	2,413
Halliburton Co.	335	16,080
Helmerich & Payne, Inc.	25	1,576
Hess Corp.	245	18,338
HollyFrontier Corp.	35	1,557
Kinder Morgan, Inc.	75	2,845
Marathon Oil Corp.	814	28,026
Marathon Petroleum Corp.	202	14,647
McDermott International, Inc. *	160	1,200
Murphy Oil Corp.	175	11,799
Nabors Industries Ltd.	255	3,927
National Oilwell Varco, Inc.	116	8,619
Newfield Exploration Co. *	70	1,667
Noble Energy, Inc.	67	4,116
Occidental Petroleum Corp.	312	27,522
Patterson-UTI Energy, Inc.	105	2,057
Peabody Energy Corp.	145	2,494
Phillips 66	738	42,140
Pioneer Natural Resources Co.	15	2,625
QEP Resources, Inc.	65	1,776

16 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rowan Cos. plc, Class A *	45	1,594
Schlumberger Ltd.	316	25,577
SEACOR Holdings, Inc.	20	1,662
Seadrill Ltd.	75	3,470
Southwestern Energy Co. *	50	1,910
Spectra Energy Corp.	203	6,721
Tesoro Corp.	121	5,577
The Williams Cos., Inc.	207	7,502
Valero Energy Corp.	868	30,840
World Fuel Services Corp.	95	3,624
WPX Energy, Inc. *	190	3,545

		904,616

Food & Staples Retailing 4.3%
Casey’s General Stores, Inc.	30	1,978
Costco Wholesale Corp.	237	26,513
CVS Caremark Corp.	823	47,775
Harris Teeter Supermarkets, Inc.	30	1,475
Safeway, Inc.	660	17,094
SUPERVALU, Inc. *	1,790	12,834
Sysco Corp.	388	12,424
The Kroger Co.	593	21,704
Wal-Mart Stores, Inc.	1,140	83,197
Walgreen Co.	664	31,918
Whole Foods Market, Inc.	70	3,693

		260,605

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	880	29,814
Archer-Daniels-Midland Co.	657	23,133
Beam, Inc.	45	2,819
Brown-Forman Corp., Class B	30	2,010
Bunge Ltd.	175	13,261
Campbell Soup Co.	80	3,454
Coca-Cola Enterprises, Inc.	246	9,200
ConAgra Foods, Inc.	238	8,049
Constellation Brands, Inc., Class A *	45	2,441
Dean Foods Co. *	125	2,395
Dr. Pepper Snapple Group, Inc.	80	3,581
General Mills, Inc.	197	9,716
Hillshire Brands Co.	190	6,139
Hormel Foods Corp.	50	2,072
Ingredion, Inc.	25	1,574
Kellogg Co.	96	5,828
Kraft Foods Group, Inc.	50	2,589
Lorillard, Inc.	147	6,218
McCormick & Co., Inc. Non Voting Shares	30	2,030
Mead Johnson Nutrition Co.	20	1,501
Molson Coors Brewing Co., Class B	45	2,196
Mondelez International, Inc., Class A	878	26,928
PepsiCo, Inc.	517	41,220
Philip Morris International, Inc.	423	35,295
Reynolds American, Inc.	117	5,573
Smithfield Foods, Inc. *	135	4,527
The Coca-Cola Co.	828	31,613
The Hershey Co.	30	2,758
The J.M. Smucker Co.	40	4,246
Tyson Foods, Inc., Class A	335	9,698

		301,878

Health Care Equipment & Services 6.0%
Abbott Laboratories	578	19,265
Aetna, Inc.	332	21,045
AmerisourceBergen Corp.	256	14,572
Baxter International, Inc.	180	12,521
Becton Dickinson & Co.	86	8,375
Boston Scientific Corp. *	723	7,649
C.R. Bard, Inc.	35	4,020
Cardinal Health, Inc.	433	21,771
CareFusion Corp. *	65	2,330
Cigna Corp.	106	8,341
Community Health Systems, Inc.	70	2,748
Covidien plc	117	6,950
DaVita HealthCare Partners, Inc. *	25	2,688
DENTSPLY International, Inc.	40	1,680
Express Scripts Holding Co. *	136	8,688
HCA Holdings, Inc.	125	4,774
Health Management Associates, Inc., Class A *	150	1,929
Health Net, Inc. *	155	4,678
Henry Schein, Inc. *	30	3,031
Humana, Inc.	126	11,602
Laboratory Corp. of America Holdings *	25	2,393
LifePoint Hospitals, Inc. *	35	1,583
Magellan Health Services, Inc. *	25	1,405
McKesson Corp.	202	24,525
Medtronic, Inc.	383	19,820
Omnicare, Inc.	70	3,806
Owens & Minor, Inc.	70	2,388
Patterson Cos., Inc.	50	1,994
Quest Diagnostics, Inc.	85	4,983
St. Jude Medical, Inc.	122	6,150
Stryker Corp.	95	6,355
Tenet Healthcare Corp. *	45	1,757
UnitedHealth Group, Inc.	699	50,146
Universal Health Services, Inc., Class B	35	2,371
Varian Medical Systems, Inc. *	30	2,113
WellCare Health Plans, Inc. *	25	1,592
WellPoint, Inc.	592	50,403
Zimmer Holdings, Inc.	90	7,118

		359,559

Household & Personal Products 2.2%
Avon Products, Inc.	260	5,140
Church & Dwight Co., Inc.	25	1,484
Colgate-Palmolive Co.	236	13,634
Energizer Holdings, Inc.	20	1,977
Herbalife Ltd.	35	2,135
Kimberly-Clark Corp.	126	11,778
The Clorox Co.	30	2,481
The Estee Lauder Cos., Inc., Class A	35	2,288
The Procter & Gamble Co.	1,209	94,169

		135,086

Insurance 3.6%
ACE Ltd.	91	7,983
Aflac, Inc.	161	9,304
Allied World Assurance Co. Holdings AG	15	1,376
American Financial Group, Inc.	45	2,319

See financial notes 17

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American International Group, Inc. *	285	13,241
Aon plc	76	5,045
Arch Capital Group Ltd. *	60	3,199
Assurant, Inc.	85	4,508
Axis Capital Holdings Ltd.	65	2,794
Cincinnati Financial Corp.	65	2,969
Endurance Specialty Holdings Ltd.	40	2,005
Everest Re Group Ltd.	25	3,424
Fidelity National Financial, Inc., Class A	120	2,845
Genworth Financial, Inc., Class A *	457	5,393
Hartford Financial Services Group, Inc.	395	11,692
HCC Insurance Holdings, Inc.	35	1,477
Lincoln National Corp.	127	5,339
Loews Corp.	142	6,313
Marsh & McLennan Cos., Inc.	152	6,267
MetLife, Inc.	235	10,855
PartnerRe Ltd.	35	3,050
Platinum Underwriters Holdings Ltd.	30	1,733
Principal Financial Group, Inc.	95	3,887
Prudential Financial, Inc.	200	14,976
Reinsurance Group of America, Inc.	25	1,620
RenaissanceRe Holdings Ltd.	30	2,622
The Allstate Corp.	306	14,664
The Chubb Corp.	161	13,390
The Progressive Corp.	385	9,652
The Travelers Cos., Inc.	382	30,522
Torchmark Corp.	40	2,756
Unum Group	133	3,927
W.R. Berkley Corp.	60	2,467
White Mountains Insurance Group Ltd.	2	1,120
XL Group plc	110	3,252

		217,986

Materials 3.6%
Air Products & Chemicals, Inc.	81	8,273
Airgas, Inc.	20	2,033
Albemarle Corp.	25	1,559
Alcoa, Inc.	1,341	10,326
Allegheny Technologies, Inc.	75	2,003
Aptargroup, Inc.	25	1,470
Ashland, Inc.	40	3,488
Avery Dennison Corp.	65	2,779
Ball Corp.	70	3,109
Bemis Co., Inc.	55	2,189
Celanese Corp., Series A	50	2,462
CF Industries Holdings, Inc.	11	2,094
Cliffs Natural Resources, Inc.	90	1,878
Commercial Metals Co.	155	2,306
Cytec Industries, Inc.	20	1,496
Domtar Corp.	35	2,310
E.I. du Pont de Nemours & Co.	276	15,627
Eastman Chemical Co.	51	3,876
Ecolab, Inc.	45	4,111
FMC Corp.	30	1,998
Freeport-McMoRan Copper & Gold, Inc.	476	14,385
Huntsman Corp.	110	1,925
International Flavors & Fragrances, Inc.	25	1,975
International Paper Co.	225	10,622
LyondellBasell Industries N.V., Class A	71	4,981
Martin Marietta Materials, Inc.	15	1,441
MeadWestvaco Corp.	92	3,298
Monsanto Co.	96	9,398
Newmont Mining Corp.	160	5,083
Nucor Corp.	240	10,918
Owens-Illinois, Inc. *	108	3,066
Packaging Corp. of America	35	1,856
PPG Industries, Inc.	45	7,030
Praxair, Inc.	81	9,509
Reliance Steel & Aluminum Co.	51	3,401
RPM International, Inc.	50	1,699
Sealed Air Corp.	115	3,266
Sigma-Aldrich Corp.	30	2,474
Sonoco Products Co.	60	2,234
Southern Copper Corp.	55	1,513
Steel Dynamics, Inc.	165	2,518
The Dow Chemical Co.	588	21,991
The Mosaic Co.	90	3,749
The Sherwin-Williams Co.	21	3,620
The Valspar Corp.	25	1,554
United States Steel Corp.	215	3,849
Vulcan Materials Co.	45	2,151

		214,893

Media 4.1%
Cablevision Systems Corp., Class A	165	2,925
CBS Corp., Class B Non Voting Shares	247	12,622
Charter Communications, Inc., Class A *	25	3,035
Comcast Corp., Class A	693	29,168
DIRECTV *	338	19,665
Discovery Communications, Inc., class A *	35	2,713
DISH Network Corp., Class A	60	2,698
Gannett Co., Inc.	195	4,698
Liberty Global plc, Class A *	185	14,371
Omnicom Group, Inc.	122	7,399
Starz, Class A *	40	998
The Interpublic Group of Cos., Inc.	120	1,886
The Walt Disney Co.	654	39,783
The Washington Post Co., Class B	5	2,820
Thomson Reuters Corp.	150	4,932
Time Warner Cable, Inc.	121	12,989
Time Warner, Inc.	804	48,666
Twenty-First Century Fox, Inc.	578	18,109
Viacom, Inc., Class B	192	15,276

		244,753

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	80	3,409
Actavis, Inc. *	15	2,028
Agilent Technologies, Inc.	157	7,323
Allergan, Inc.	30	2,651
Amgen, Inc.	277	30,176
Biogen Idec, Inc. *	31	6,604
Bristol-Myers Squibb Co.	547	22,805
Celgene Corp. *	20	2,800
Eli Lilly & Co.	368	18,915
Forest Laboratories, Inc. *	112	4,763
Gilead Sciences, Inc. *	255	15,369
Hospira, Inc. *	55	2,147
Johnson & Johnson	964	83,299
Life Technologies Corp. *	35	2,604
Merck & Co., Inc.	808	38,210

18 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mettler-Toledo International, Inc. *	6	1,321
Mylan, Inc. *	65	2,297
Pfizer, Inc.	2,697	76,082
Thermo Fisher Scientific, Inc.	82	7,284
Warner Chilcott plc, Class A	135	2,896
Waters Corp. *	20	1,977

		334,960

Real Estate 0.9%
American Tower Corp.	35	2,432
Annaly Capital Management, Inc.	320	3,734
Apartment Investment & Management Co., Class A	70	1,927
AvalonBay Communities, Inc.	15	1,859
Boston Properties, Inc.	25	2,562
Equity Residential	57	2,958
HCP, Inc.	45	1,833
Health Care REIT, Inc.	20	1,229
Hospitality Properties Trust	65	1,756
Host Hotels & Resorts, Inc.	185	3,151
Kimco Realty Corp.	75	1,502
Plum Creek Timber Co., Inc.	55	2,437
Prologis, Inc.	35	1,233
Public Storage	20	3,053
Rayonier, Inc.	25	1,381
Simon Property Group, Inc.	31	4,515
Ventas, Inc.	25	1,557
Vornado Realty Trust	40	3,252
Weyerhaeuser Co.	445	12,184

		54,555

Retailing 4.8%
Aaron’s, Inc.	50	1,354
Abercrombie & Fitch Co., Class A	55	1,942
Advance Auto Parts, Inc.	30	2,402
Amazon.com, Inc. *	20	5,620
American Eagle Outfitters, Inc.	135	1,954
AutoNation, Inc. *	30	1,402
AutoZone, Inc. *	5	2,100
Bed Bath & Beyond, Inc. *	91	6,710
Best Buy Co., Inc.	723	26,028
Big Lots, Inc. *	85	3,011
CarMax, Inc. *	60	2,854
Core-Mark Holding Co., Inc.	35	2,209
Dick’s Sporting Goods, Inc.	25	1,160
Dillard’s, Inc., Class A	20	1,525
Dollar General Corp. *	55	2,968
Dollar Tree, Inc. *	75	3,953
Expedia, Inc.	40	1,870
Family Dollar Stores, Inc.	40	2,848
Foot Locker, Inc.	80	2,576
GameStop Corp., Class A	135	6,778
Genuine Parts Co.	81	6,238
J.C. Penney Co., Inc. *	285	3,557
Kohl’s Corp.	226	11,596
L Brands, Inc.	82	4,704
Liberty Interactive Corp., Class A *	274	6,187
Lowe’s Cos., Inc.	799	36,610
Macy’s, Inc.	212	9,419
Nordstrom, Inc.	70	3,901
O’Reilly Automotive, Inc. *	25	3,068
PetSmart, Inc.	40	2,817
Priceline.com, Inc. *	2	1,877
RadioShack Corp. *	505	1,651
Rent-A-Center, Inc.	55	2,063
Ross Stores, Inc.	45	3,027
Sears Holdings Corp. *	105	4,645
Signet Jewelers Ltd.	35	2,324
Staples, Inc.	816	11,351
Target Corp.	453	28,679
The Gap, Inc.	212	8,573
The Home Depot, Inc.	523	38,958
Tiffany & Co.	40	3,084
TJX Cos., Inc.	227	11,967
Tractor Supply Co.	15	1,836
Williams-Sonoma, Inc.	40	2,256

		291,652

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	55	1,934
Analog Devices, Inc.	107	4,952
Applied Materials, Inc.	835	12,533
Broadcom Corp., Class A	110	2,779
Intel Corp.	2,597	57,082
KLA-Tencor Corp.	62	3,419
Lam Research Corp. *	55	2,567
Linear Technology Corp.	55	2,108
LSI Corp. *	255	1,890
Marvell Technology Group Ltd.	180	2,180
Maxim Integrated Products, Inc.	95	2,645
Microchip Technology, Inc.	60	2,329
Micron Technology, Inc. *	551	7,477
NVIDIA Corp.	170	2,507
Texas Instruments, Inc.	669	25,556
Xilinx, Inc.	92	3,995

		135,953

Software & Services 5.8%
Accenture plc, Class A	131	9,465
Adobe Systems, Inc. *	95	4,346
Alliance Data Systems Corp. *	15	2,936
Amdocs Ltd.	65	2,396
AOL, Inc. *	105	3,458
Autodesk, Inc. *	45	1,654
Automatic Data Processing, Inc.	141	10,034
BMC Software, Inc. *	55	2,530
Broadridge Financial Solutions, Inc.	50	1,488
CA, Inc.	110	3,217
Citrix Systems, Inc. *	20	1,415
Cognizant Technology Solutions Corp., Class A *	30	2,199
Computer Sciences Corp.	167	8,375
CoreLogic, Inc. *	165	4,240
DST Systems, Inc.	25	1,784
eBay, Inc. *	177	8,848
Fidelity National Information Services, Inc.	112	4,980
Fiserv, Inc. *	45	4,332
Google, Inc., Class A *	22	18,632
IAC/InterActiveCorp	60	2,945

See financial notes 19

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Business Machines Corp.	382	69,627
Intuit, Inc.	61	3,875
Mastercard, Inc., Class A	8	4,849
Microsoft Corp.	3,350	111,890
Oracle Corp.	680	21,665
Paychex, Inc.	90	3,481
SAIC, Inc.	255	3,843
Symantec Corp.	355	9,092
Teradata Corp. *	25	1,464
The Western Union Co.	250	4,382
Total System Services, Inc.	75	2,075
Visa, Inc., Class A	31	5,407
Yahoo! Inc. *	233	6,319

		347,243

Technology Hardware & Equipment 4.6%
Amphenol Corp., Class A	30	2,273
Anixter International, Inc. *	25	2,089
Apple, Inc.	60	29,223
Arrow Electronics, Inc. *	110	5,106
Avnet, Inc. *	142	5,476
Cisco Systems, Inc.	1,948	45,408
Corning, Inc.	450	6,318
Dell, Inc.	1,297	17,860
EMC Corp.	408	10,518
Harris Corp.	65	3,681
Hewlett-Packard Co.	3,454	77,162
Ingram Micro, Inc., Class A *	420	9,282
Jabil Circuit, Inc.	125	2,853
Juniper Networks, Inc. *	205	3,875
Lexmark International, Inc., Class A	70	2,391
Molex, Inc.	65	1,886
Motorola Solutions, Inc.	206	11,538
NetApp, Inc.	60	2,492
QUALCOMM, Inc.	235	15,576
SanDisk Corp.	45	2,483
Tech Data Corp. *	102	5,014
Vishay Intertechnology, Inc. *	115	1,409
Western Digital Corp.	85	5,270
Xerox Corp.	835	8,333

		277,516

Telecommunication Services 3.6%
AT&T, Inc.	3,384	114,481
CenturyLink, Inc.	185	6,127
Crown Castle International Corp. *	30	2,083
Frontier Communications Corp.	840	3,637
NII Holdings, Inc. *	400	2,392
Sprint Corp. *	705	4,730
Telephone & Data Systems, Inc.	125	3,461
Verizon Communications, Inc.	1,677	79,456
Windstream Corp.	465	3,753

		220,120

Transportation 1.6%
Avis Budget Group, Inc. *	125	3,346
C.H. Robinson Worldwide, Inc.	75	4,265
CSX Corp.	525	12,920
Expeditors International of Washington, Inc.	80	3,245
FedEx Corp.	192	20,613
Hertz Global Holdings, Inc. *	155	3,725
J.B. Hunt Transport Services, Inc.	25	1,800
Norfolk Southern Corp.	116	8,370
Ryder System, Inc.	60	3,337
Union Pacific Corp.	116	17,811
United Parcel Service, Inc., Class B	210	17,972

		97,404

Utilities 4.1%
AES Corp.	487	6,190
AGL Resources, Inc.	40	1,758
Alliant Energy Corp.	55	2,729
Ameren Corp.	178	6,018
American Electric Power Co., Inc.	227	9,716
American Water Works Co., Inc.	50	2,037
Atmos Energy Corp.	60	2,421
Calpine Corp. *	130	2,513
CenterPoint Energy, Inc.	199	4,563
CMS Energy Corp.	105	2,786
Consolidated Edison, Inc.	146	8,210
Dominion Resources, Inc.	303	17,680
DTE Energy Co.	96	6,420
Duke Energy Corp.	205	13,448
Edison International	167	7,664
Entergy Corp.	165	10,433
Exelon Corp.	561	17,105
FirstEnergy Corp.	267	10,004
Great Plains Energy, Inc.	75	1,644
Integrys Energy Group, Inc.	50	2,796
MDU Resources Group, Inc.	105	2,803
National Fuel Gas Co.	25	1,632
NextEra Energy, Inc.	151	12,134
NiSource, Inc.	145	4,243
Northeast Utilities	70	2,868
NRG Energy, Inc.	218	5,722
NV Energy, Inc.	95	2,228
OGE Energy Corp.	65	2,289
ONEOK, Inc.	75	3,858
Pepco Holdings, Inc.	175	3,314
PG&E Corp.	230	9,513
Pinnacle West Capital Corp.	50	2,713
PPL Corp.	213	6,539
Public Service Enterprise Group, Inc.	310	10,050
Questar Corp.	95	2,082
SCANA Corp.	55	2,647
Sempra Energy	101	8,526
TECO Energy, Inc.	125	2,066
The Southern Co.	335	13,943
UGI Corp.	60	2,352
Vectren Corp.	40	1,304
Westar Energy, Inc.	50	1,555
Wisconsin Energy Corp.	60	2,462
Xcel Energy, Inc.	228	6,366

		249,344

Total Common Stock
(Cost $6,166,040)		6,007,820

20 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Core S&P 500 ETF	30	4,932

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	2,255	2,255

Total Other Investment Companies
(Cost $7,286)		7,187

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $6,175,895 and the unrealized appreciation and depreciation were $4,151 and ($165,039), respectively, with a net unrealized depreciation of ($160,888).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 21

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	6,193,842	5,984,632
0.1%	Other Investment Companies	3,785	3,708

99.9%	Total Investments	6,197,627	5,988,340
0.1%	Other Assets and Liabilities, Net		3,311

100.0%	Net Assets		5,991,651

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Cooper Tire & Rubber Co.	286	9,132
Dana Holding Corp.	735	15,406
Drew Industries, Inc.	80	3,357
Gentex Corp.	451	10,161
Superior Industries International, Inc.	175	3,052
Tenneco, Inc. *	150	6,919
Thor Industries, Inc.	311	15,932

		63,959

Banks 4.8%
Associated Banc-Corp.	738	11,771
Astoria Financial Corp.	706	8,684
BancorpSouth, Inc.	418	8,101
Bank of Hawaii Corp.	185	9,528
BankUnited, Inc.	35	1,034
BOK Financial Corp.	60	3,845
CapitalSource, Inc.	1,430	16,517
Capitol Federal Financial, Inc.	280	3,427
Cathay General Bancorp	194	4,272
City Holding Co.	70	2,860
City National Corp.	118	7,725
Commerce Bancshares, Inc.	195	8,422
Community Bank System, Inc.	20	665
Cullen/Frost Bankers, Inc.	131	9,280
CVB Financial Corp.	225	2,867
East West Bancorp, Inc.	230	6,723
F.N.B. Corp.	375	4,526
First Financial Bancorp	45	675
First Horizon National Corp.	1,071	11,845
First Midwest Bancorp, Inc.	245	3,682
First Niagara Financial Group, Inc.	742	7,494
First Republic Bank	130	5,756
FirstMerit Corp.	601	12,717
Fulton Financial Corp.	624	7,544
Glacier Bancorp, Inc.	199	4,696
Hancock Holding Co.	100	3,215
International Bancshares Corp.	200	4,384
MB Financial, Inc.	145	3,914
NBT Bancorp, Inc.	125	2,678
Northwest Bancshares, Inc.	240	3,202
Old National Bancorp	255	3,351
People’s United Financial, Inc.	891	12,670
Prosperity Bancshares, Inc.	75	4,485
Provident Financial Services, Inc.	240	3,883
Signature Bank *	10	877
Susquehanna Bancshares, Inc.	395	4,981
SVB Financial Group *	56	4,637
Synovus Financial Corp.	4,968	15,848
TCF Financial Corp.	754	10,594
Trustmark Corp.	218	5,419
UMB Financial Corp.	78	4,659
Umpqua Holdings Corp.	297	4,823
United Bankshares, Inc.	155	4,304
Valley National Bancorp	798	8,052
Washington Federal, Inc.	336	7,019
Webster Financial Corp.	227	6,006
Westamerica Bancorp	90	4,236
Wintrust Financial Corp.	65	2,577

		290,470

Capital Goods 10.9%
A.O. Smith Corp.	180	7,569
AAR Corp.	315	7,903
Actuant Corp., Class A	192	6,858
Acuity Brands, Inc.	151	12,910
Aegion Corp. *	135	2,889
Aircastle Ltd.	402	6,553
Albany International Corp., Class A	150	4,840
Apogee Enterprises, Inc.	171	4,771
Applied Industrial Technologies, Inc.	220	10,476
Armstrong World Industries, Inc. *	140	6,798
Astec Industries, Inc.	110	3,802
B/E Aerospace, Inc. *	158	10,774
Barnes Group, Inc.	249	7,786
Beacon Roofing Supply, Inc. *	162	5,885
Brady Corp., Class A	238	7,854
Briggs & Stratton Corp.	394	7,521
Carlisle Cos., Inc.	220	14,652
Chart Industries, Inc. *	40	4,567
Chicago Bridge & Iron Co. N.V.	253	15,137
CIRCOR International, Inc.	75	4,312
CLARCOR, Inc.	147	7,873
CNH Global N.V.	140	6,423
Crane Co.	168	9,645
Cubic Corp.	55	2,762
Curtiss-Wright Corp.	247	10,315
DigitalGlobe, Inc. *	20	604
Donaldson Co., Inc.	341	12,017
Dycom Industries, Inc. *	327	8,309
Encore Wire Corp.	135	5,094
EnerSys, Inc.	186	9,538
EnPro Industries, Inc. *	60	3,419
ESCO Technologies, Inc.	80	2,452
Esterline Technologies Corp. *	94	7,171

22 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortune Brands Home & Security, Inc.	162	5,968
Franklin Electric Co., Inc.	105	3,772
GATX Corp.	270	12,220
Generac Holdings, Inc.	25	990
Gibraltar Industries, Inc. *	255	3,284
Graco, Inc.	162	11,257
GrafTech International Ltd. *	625	4,887
Granite Construction, Inc.	341	9,657
Greenbrier Cos., Inc. *	115	2,596
H&E Equipment Services, Inc.	190	4,575
HEICO Corp.	78	4,875
Hexcel Corp. *	198	7,043
Huntington Ingalls Industries, Inc.	300	18,996
IDEX Corp.	201	11,933
Kaman Corp.	110	3,872
Kaydon Corp.	170	4,837
Kennametal, Inc.	300	12,756
Layne Christensen Co. *	190	3,612
Lincoln Electric Holdings, Inc.	255	15,945
MasTec, Inc. *	135	4,293
Meritor, Inc. *	730	5,438
Moog, Inc., Class A *	160	8,128
MRC Global, Inc. *	180	4,725
MSC Industrial Direct Co., Inc., Class A	110	8,360
Mueller Industries, Inc.	155	8,299
Mueller Water Products, Inc., Class A	913	6,893
National Presto Industries, Inc.	42	2,897
Navistar International Corp. *	395	13,537
Nordson Corp.	95	6,332
Orbital Sciences Corp. *	315	5,468
Polypore International, Inc. *	75	3,206
Quanex Building Products Corp.	230	3,827
Raven Industries, Inc.	80	2,337
Regal-Beloit Corp.	128	8,154
Rush Enterprises, Inc., Class A *	195	4,881
Simpson Manufacturing Co., Inc.	150	4,691
Spirit AeroSystems Holdings, Inc., Class A *	556	12,554
TAL International Group, Inc. *	95	4,066
Teledyne Technologies, Inc. *	100	7,717
Tennant Co.	69	3,545
The Babcock & Wilcox Co.	275	8,522
The Manitowoc Co., Inc.	498	9,950
The Middleby Corp. *	22	4,091
The Toro Co.	255	13,467
Titan International, Inc.	115	1,868
TransDigm Group, Inc.	75	10,275
TriMas Corp. *	20	703
Trinity Industries, Inc.	366	15,453
Triumph Group, Inc.	95	6,837
Tutor Perini Corp. *	671	12,870
Universal Forest Products, Inc.	247	9,248
Valmont Industries, Inc.	50	6,748
WABCO Holdings, Inc. *	139	10,841
Wabtec Corp.	156	9,129
Watsco, Inc.	106	9,519
Watts Water Technologies, Inc., Class A	120	6,217
Woodward, Inc.	182	7,018

		654,658

Commercial & Professional Services 4.3%
ABM Industries, Inc.	487	11,761
Clean Harbors, Inc. *	93	5,285
Consolidated Graphics, Inc. *	118	6,313
Copart, Inc. *	269	8,546
Covanta Holding Corp.	427	9,023
Deluxe Corp.	224	8,814
FTI Consulting, Inc. *	195	6,521
G&K Services, Inc., Class A	136	6,996
Healthcare Services Group, Inc.	175	4,237
Herman Miller, Inc.	327	8,329
HNI Corp.	321	10,747
Huron Consulting Group, Inc. *	65	3,094
ICF International, Inc. *	110	3,618
IHS, Inc., Class A *	45	4,822
Insperity, Inc.	159	5,072
Interface, Inc.	185	3,267
KAR Auction Services, Inc.	40	1,066
Kelly Services, Inc., Class A	606	11,029
Kforce, Inc.	230	3,742
Knoll, Inc.	245	3,731
Korn/Ferry International *	220	3,896
McGrath Rentcorp	100	3,308
Mine Safety Appliances Co.	99	4,765
Navigant Consulting, Inc. *	360	4,914
Nielsen Holdings N.V.	261	9,005
Quad/Graphics, Inc.	305	9,559
Resources Connection, Inc.	410	5,018
Rollins, Inc.	110	2,723
Steelcase, Inc., Class A	740	10,745
Stericycle, Inc. *	90	10,130
Tetra Tech, Inc. *	185	4,214
The Brink’s Co.	466	12,037
The Corporate Executive Board Co.	125	8,105
Towers Watson & Co., Class A	116	9,541
TrueBlue, Inc. *	342	8,317
UniFirst Corp.	50	4,794
Verisk Analytics, Inc., Class A *	135	8,394
Viad Corp.	155	3,498
Waste Connections, Inc.	205	8,684

		257,660

Consumer Durables & Apparel 4.1%
Arctic Cat, Inc.	65	3,489
Blyth, Inc.	170	1,569
Brunswick Corp.	214	7,781
Callaway Golf Co.	705	4,879
Carter’s, Inc.	108	7,953
Columbia Sportswear Co.	65	3,678
Crocs, Inc. *	225	3,029
Deckers Outdoor Corp. *	115	6,754
Ethan Allen Interiors, Inc.	155	4,041
Fossil Group, Inc. *	110	12,775
G-III Apparel Group Ltd. *	75	3,436
Hanesbrands, Inc.	261	15,524
Helen of Troy Ltd. *	95	3,817
JAKKS Pacific, Inc.	315	1,635
KB Home	457	7,326
La-Z-Boy, Inc.	321	6,825
Lennar Corp., Class A	315	10,020

See financial notes 23

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
M.D.C Holdings, Inc.	135	3,757
Meritage Homes Corp. *	95	3,792
Michael Kors Holdings Ltd. *	15	1,111
NACCO Industries, Inc., Class A	70	3,891
Polaris Industries, Inc.	121	13,214
PulteGroup, Inc.	617	9,496
PVH Corp.	115	14,806
Quiksilver, Inc. *	994	4,920
Skechers U.S.A., Inc., Class A *	275	8,451
Steven Madden Ltd. *	84	4,536
Tempur Sealy International, Inc. *	259	9,974
The Jones Group, Inc.	1,116	16,439
The Ryland Group, Inc.	203	7,069
Toll Brothers, Inc. *	335	10,254
Tupperware Brands Corp.	156	12,600
Under Armour, Inc., Class A *	60	4,358
Wolverine World Wide, Inc.	203	11,419

		244,618

Consumer Services 5.5%
Bally Technologies, Inc. *	113	8,151
Bob Evans Farms, Inc.	247	12,110
Boyd Gaming Corp. *	794	9,623
Buffalo Wild Wings, Inc. *	30	3,117
Burger King Worldwide, Inc.	55	1,076
Caesars Entertainment Corp. *	940	20,182
Capella Education Co. *	20	1,087
Career Education Corp. *	2,259	5,919
CEC Entertainment, Inc.	216	8,741
Chipotle Mexican Grill, Inc. *	27	11,021
Choice Hotels International, Inc.	70	2,687
Cracker Barrel Old Country Store, Inc.	141	13,877
DeVry, Inc.	325	9,753
DineEquity, Inc.	50	3,313
Domino’s Pizza, Inc.	233	14,315
Dunkin’ Brands Group, Inc.	20	862
Hillenbrand, Inc.	205	5,076
Hyatt Hotels Corp., Class A *	130	5,642
International Speedway Corp., Class A	145	4,494
ITT Educational Services, Inc. *	491	14,146
Jack in the Box, Inc. *	320	12,637
Las Vegas Sands Corp.	201	11,326
Life Time Fitness, Inc. *	100	4,999
Marriott Vacations Worldwide Corp. *	25	1,090
Matthews International Corp., Class A	152	5,609
Outerwall, Inc. *	83	5,160
Panera Bread Co., Class A *	40	6,561
Papa John’s International, Inc. *	75	5,110
Penn National Gaming, Inc. *	231	12,148
Pinnacle Entertainment, Inc. *	220	5,210
Red Robin Gourmet Burgers, Inc. *	89	5,772
Regis Corp.	553	8,726
Ruby Tuesday, Inc. *	781	5,670
SeaWorld Entertainment, Inc.	20	599
Six Flags Entertainment Corp.	120	3,961
Sonic Corp. *	623	9,943
Sotheby’s	145	6,686
Steiner Leisure Ltd. *	70	3,900
Stewart Enterprises, Inc., Class A	300	3,924
Strayer Education, Inc.	120	4,795
Texas Roadhouse, Inc.	215	5,343
The Cheesecake Factory, Inc.	290	12,113
The Wendy’s Co.	1,555	11,756
Vail Resorts, Inc.	95	6,460
Weight Watchers International, Inc.	183	6,577
WMS Industries, Inc. *	268	6,888

		328,155

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	52	9,065
American Capital Ltd. *	85	1,061
Ares Capital Corp.	100	1,758
Cash America International, Inc.	145	6,203
CBOE Holdings, Inc.	145	6,654
DFC Global Corp. *	70	791
E*TRADE Financial Corp. *	898	12,608
EZCORP, Inc., Class A *	195	3,311
Federated Investors, Inc., Class B	589	15,997
First Cash Financial Services, Inc. *	60	3,316
Greenhill & Co., Inc.	110	5,213
IntercontinentalExchange, Inc. *	52	9,347
Investment Technology Group, Inc. *	405	6,885
Janus Capital Group, Inc.	1,640	13,710
Lazard Ltd., Class A	170	6,021
Leucadia National Corp.	295	7,354
LPL Financial Holdings, Inc.	135	4,965
MSCI, Inc. *	270	10,128
Nelnet, Inc., Class A	120	4,546
Raymond James Financial, Inc.	210	8,784
SEI Investments Co.	447	13,303
Stifel Financial Corp. *	85	3,402
TD Ameritrade Holding Corp.	792	20,331
The NASDAQ OMX Group, Inc.	375	11,197
Waddell & Reed Financial, Inc., Class A	193	9,191
World Acceptance Corp. *	55	4,712

		199,853

Energy 6.2%
Atwood Oceanics, Inc. *	95	5,290
Basic Energy Services, Inc. *	205	2,386
Berry Petroleum Co., Class A	141	5,802
Bill Barrett Corp. *	235	5,060
Bristow Group, Inc.	105	6,898
Cabot Oil & Gas Corp.	288	11,269
CARBO Ceramics, Inc.	50	4,079
Cloud Peak Energy, Inc. *	270	4,250
Comstock Resources, Inc.	220	3,212
Concho Resources, Inc. *	60	5,791
Crosstex Energy, Inc.	263	5,131
Delek US Holdings, Inc.	110	2,735
Denbury Resources, Inc. *	666	11,515
Dresser-Rand Group, Inc. *	201	12,249
Dril-Quip, Inc. *	61	6,223
Energy XXI Bermuda Ltd.	125	3,321
EXCO Resources, Inc.	650	4,732
Exterran Holdings, Inc. *	526	14,428
Forest Oil Corp. *	1,518	8,440
Green Plains Renewable Energy, Inc. *	45	724
Gulfmark Offshore, Inc., Class A	85	3,908
Helix Energy Solutions Group, Inc. *	530	13,266
Hercules Offshore, Inc. *	801	5,767

24 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hornbeck Offshore Services, Inc. *	78	4,249
ION Geophysical Corp. *	370	1,772
Key Energy Services, Inc. *	1,221	8,144
Matrix Service Co. *	180	2,806
Newpark Resources, Inc. *	355	3,951
Nordic American Tankers Ltd.	380	2,922
Oceaneering International, Inc.	200	15,516
Oil States International, Inc. *	161	14,364
Parker Drilling Co. *	973	5,585
PDC Energy, Inc. *	65	3,730
Penn Virginia Corp. *	970	4,666
Pioneer Energy Services Corp. *	380	2,569
Quicksilver Resources, Inc. *	1,395	2,330
Range Resources Corp.	130	9,747
Rosetta Resources, Inc. *	70	3,257
SandRidge Energy, Inc. *	1,112	5,727
SemGroup Corp., Class A	221	11,700
Ship Finance International Ltd.	250	3,865
SM Energy Co.	158	10,795
Stone Energy Corp. *	249	6,823
Superior Energy Services, Inc. *	545	13,385
Swift Energy Co. *	315	3,553
Targa Resources Corp.	87	5,924
Teekay Corp.	241	9,628
TETRA Technologies, Inc. *	629	7,391
Tidewater, Inc.	301	16,242
Ultra Petroleum Corp. *	335	6,934
Unit Corp. *	241	11,098
W&T Offshore, Inc.	230	3,554
Western Refining, Inc.	315	9,239
Whiting Petroleum Corp. *	225	11,356
Willbros Group, Inc. *	485	4,418

		373,716

Food & Staples Retailing 0.9%
PriceSmart, Inc.	35	3,009
Rite Aid Corp. *	3,358	11,619
Roundy’s, Inc.	385	3,249
Susser Holdings Corp. *	80	3,817
The Andersons, Inc.	132	8,667
The Fresh Market, Inc. *	15	732
The Pantry, Inc. *	805	9,185
United Natural Foods, Inc. *	200	12,126

		52,404

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	95	3,218
Cal-Maine Foods, Inc.	75	3,422
Chiquita Brands International, Inc. *	1,045	12,885
Darling International, Inc. *	165	3,338
Dole Food Co., Inc. *	463	6,352
Flowers Foods, Inc.	599	12,453
Fresh Del Monte Produce, Inc.	370	10,678
Green Mountain Coffee Roasters, Inc. *	76	6,560
J&J Snack Foods Corp.	45	3,461
Lancaster Colony Corp.	83	6,123
Monster Beverage Corp. *	138	7,920
Pilgrim’s Pride Corp. *	352	5,396
Post Holdings, Inc. *	150	6,405
Sanderson Farms, Inc.	155	10,149
Seaboard Corp.	2	5,360
Snyders-Lance, Inc.	135	3,632
The Hain Celestial Group, Inc. *	55	4,498
TreeHouse Foods, Inc. *	95	6,178
Universal Corp.	207	10,147
Vector Group Ltd.	230	3,756
WhiteWave Foods Co., Class A *	75	1,434

		133,365

Health Care Equipment & Services 4.3%
Alere, Inc. *	301	9,382
Allscripts Healthcare Solutions, Inc. *	55	800
Amedisys, Inc. *	494	8,047
AmSurg Corp. *	147	5,482
Analogic Corp.	35	2,612
Brookdale Senior Living, Inc. *	288	7,206
Catamaran Corp. *	95	5,216
Centene Corp. *	208	11,887
Cerner Corp. *	250	11,515
Chemed Corp.	110	7,660
CONMED Corp.	110	3,420
Edwards Lifesciences Corp. *	100	7,038
Gentiva Health Services, Inc. *	330	3,785
Greatbatch, Inc. *	20	679
Haemonetics Corp. *	120	4,782
Hanger, Inc. *	90	2,764
HEALTHSOUTH Corp. *	165	5,191
Healthways, Inc. *	299	5,705
Hill-Rom Holdings, Inc.	331	11,300
Hologic, Inc. *	425	9,070
IDEXX Laboratories, Inc. *	106	9,945
Integra LifeSciences Holdings Corp. *	65	2,642
Intuitive Surgical, Inc. *	17	6,571
Invacare Corp.	424	6,364
Kindred Healthcare, Inc.	1,127	16,567
Masimo Corp.	135	3,340
MEDNAX, Inc. *	110	10,711
Molina Healthcare, Inc. *	208	6,945
MWI Veterinary Supply, Inc. *	26	3,954
PharMerica Corp. *	421	5,178
ResMed, Inc.	160	7,558
Select Medical Holdings Corp.	80	678
Sirona Dental Systems, Inc. *	67	4,340
STERIS Corp.	265	10,836
Teleflex, Inc.	146	11,254
The Cooper Cos., Inc.	65	8,490
VCA Antech, Inc. *	321	8,760
West Pharmaceutical Services, Inc.	94	6,951

		254,625

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	540	3,380
Elizabeth Arden, Inc. *	70	2,431
Nu Skin Enterprises, Inc., Class A	166	13,896
Spectrum Brands Holdings, Inc.	73	4,420
WD-40 Co.	45	2,618

		26,745

See financial notes 25

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 4.4%
Alleghany Corp. *	20	7,742
American Equity Investment Life Holding Co.	300	5,943
Argo Group International Holdings Ltd.	130	5,309
Arthur J. Gallagher & Co.	320	13,229
Aspen Insurance Holdings Ltd.	446	15,864
Assured Guaranty Ltd.	190	3,779
Brown & Brown, Inc.	269	8,377
CNO Financial Group, Inc.	1,116	15,166
First American Financial Corp.	489	10,220
Horace Mann Educators Corp.	150	3,954
Infinity Property & Casualty Corp.	105	6,354
Kemper Corp.	455	15,447
Markel Corp. *	30	15,321
Mercury General Corp.	165	7,240
Montpelier Re Holdings Ltd.	248	6,163
Old Republic International Corp.	1,146	16,273
Primerica, Inc.	361	13,404
ProAssurance Corp.	150	7,071
Protective Life Corp.	400	16,716
RLI Corp.	106	8,278
Safety Insurance Group, Inc.	70	3,510
Selective Insurance Group, Inc.	325	7,452
StanCorp Financial Group, Inc.	306	16,010
Stewart Information Services Corp.	30	918
Symetra Financial Corp.	220	3,799
The Hanover Insurance Group, Inc.	276	14,703
Tower Group International Ltd.	170	2,402
Validus Holdings Ltd.	327	11,317

		261,961

Materials 5.8%
A. Schulman, Inc.	242	6,524
A.M. Castle & Co. *	195	3,083
AK Steel Holding Corp. *	3,036	10,201
AMCOL International Corp.	100	3,297
Axiall Corp.	151	6,045
Boise, Inc.	746	6,378
Cabot Corp.	310	12,397
Carpenter Technology Corp.	180	9,679
Century Aluminum Co. *	515	4,022
Chemtura Corp. *	441	9,667
Clearwater Paper Corp. *	85	4,051
Coeur Mining, Inc. *	65	939
Compass Minerals International, Inc.	80	5,898
Crown Holdings, Inc. *	334	14,516
Eagle Materials, Inc.	98	6,288
Ferro Corp. *	1,471	10,812
Graphic Packaging Holding Co. *	626	5,202
Greif, Inc., Class A	181	9,750
H.B. Fuller Co.	232	8,651
Hecla Mining Co.	200	684
Innophos Holdings, Inc.	90	4,407
Innospec, Inc.	75	3,069
Kaiser Aluminum Corp.	108	7,465
KapStone Paper and Packaging Corp.	111	4,662
Koppers Holdings, Inc.	75	2,908
Kraton Performance Polymers, Inc. *	165	3,061
Louisiana-Pacific Corp. *	295	4,413
Materion Corp.	140	4,116
Minerals Technologies, Inc.	175	7,770
Myers Industries, Inc.	215	3,990
NewMarket Corp.	23	6,306
Olin Corp.	370	8,547
OM Group, Inc. *	281	7,986
P.H. Glatfelter Co.	250	6,405
PolyOne Corp.	261	7,052
Resolute Forest Products *	525	6,620
Rock-Tenn Co., Class A	136	15,111
Rockwood Holdings, Inc.	185	11,814
RTI International Metals, Inc. *	105	3,252
Schnitzer Steel Industries, Inc., Class A	470	11,867
Schweitzer-Mauduit International, Inc.	105	6,013
Sensient Technologies Corp.	210	8,707
Silgan Holdings, Inc.	190	8,964
Stepan Co.	78	4,402
Stillwater Mining Co. *	265	3,018
SunCoke Energy, Inc. *	270	4,247
The Scotts Miracle-Gro Co., Class A	246	12,967
Tredegar Corp.	145	3,241
W.R. Grace & Co. *	65	5,223
Walter Energy, Inc.	325	4,206
Wausau Paper Corp.	345	3,785
Westlake Chemical Corp.	45	4,553
Worthington Industries, Inc.	326	10,866

		349,097

Media 2.4%
AMC Networks, Inc., Class A *	50	3,099
Belo Corp., Class A	512	7,240
Cinemark Holdings, Inc.	375	11,051
Dex Media, Inc. *	170	1,576
DreamWorks Animation SKG, Inc., Class A *	446	12,622
E.W. Scripps Co., Class A *	390	5,932
John Wiley & Sons, Inc., Class A	171	7,490
Lamar Advertising Co., Class A *	360	15,145
Lions Gate Entertainment Corp. *	25	875
Live Nation Entertainment, Inc. *	589	9,931
Meredith Corp.	210	9,032
National CineMedia, Inc.	190	3,416
Regal Entertainment Group, Class A	545	9,750
Scholastic Corp.	296	8,735
Scripps Networks Interactive, Inc., Class A	150	11,029
Sinclair Broadcast Group, Inc., Class A	190	4,545
Sirius XM Radio, Inc.	190	680
The Madison Square Garden Co., Class A *	80	4,656
The New York Times Co., Class A *	962	10,726
Valassis Communications, Inc.	200	5,510

		143,040

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	10	1,078
Bio-Rad Laboratories, Inc., Class A *	55	6,271
Bruker Corp. *	45	902
Cambrex Corp. *	70	954

26 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charles River Laboratories International, Inc. *	277	12,756
Covance, Inc. *	210	17,018
Cubist Pharmaceuticals, Inc. *	55	3,485
Endo Health Solutions, Inc. *	406	16,682
Illumina, Inc. *	74	5,760
Impax Laboratories, Inc. *	165	3,363
Myriad Genetics, Inc. *	20	523
PAREXEL International Corp. *	100	4,643
PDL BioPharma, Inc.	645	5,121
PerkinElmer, Inc.	391	14,064
Perrigo Co.	80	9,724
QIAGEN N.V. *	342	6,854
Techne Corp.	70	5,426
United Therapeutics Corp. *	10	709
ViroPharma, Inc. *	120	3,618
Zoetis, Inc.	40	1,166

		120,117

Real Estate 7.3%
Alexandria Real Estate Equities, Inc.	95	5,859
American Campus Communities, Inc.	75	2,498
American Capital Agency Corp.	160	3,642
Anworth Mortgage Asset Corp.	590	2,614
Ashford Hospitality Trust Inc.	290	3,344
BioMed Realty Trust, Inc.	270	4,971
Brandywine Realty Trust	631	8,089
BRE Properties, Inc.	120	5,759
Camden Property Trust	130	8,033
Capstead Mortgage Corp.	330	3,874
CBL & Associates Properties, Inc.	352	6,758
CBRE Group, Inc., Class A *	516	11,285
Chimera Investment Corp.	2,614	7,685
Colonial Properties Trust	305	6,737
CommonWealth REIT	560	13,748
Corporate Office Properties Trust	225	5,125
Corrections Corp. of America	345	11,364
Cousins Properties, Inc.	305	3,029
CYS Investments, Inc.	90	691
DCT Industrial Trust, Inc.	575	3,847
DDR Corp.	531	8,241
DiamondRock Hospitality Co.	541	5,242
Digital Realty Trust, Inc.	112	6,227
Douglas Emmett, Inc.	225	5,197
Duke Realty Corp.	881	12,854
EastGroup Properties, Inc.	55	3,091
EPR Properties	109	5,339
Equity Lifestyle Properties, Inc.	70	2,433
Essex Property Trust, Inc.	45	6,449
Extra Space Storage, Inc.	96	3,958
Federal Realty Investment Trust	91	8,855
Forest City Enterprises, Inc., Class A *	170	3,043
General Growth Properties, Inc.	651	12,486
Glimcher Realty Trust	255	2,525
Hatteras Financial Corp.	175	3,202
Healthcare Realty Trust, Inc.	151	3,396
Highwoods Properties, Inc.	186	6,283
Home Properties, Inc.	100	5,770
Inland Real Estate Corp.	280	2,747
Invesco Mortgage Capital, Inc.	50	766
iStar Financial, Inc. *	1,111	12,310
Jones Lang LaSalle, Inc.	136	11,185
Kilroy Realty Corp.	95	4,635
LaSalle Hotel Properties	190	5,041
Lexington Realty Trust	458	5,368
Liberty Property Trust	296	10,242
Mack-Cali Realty Corp.	417	9,007
MFA Financial, Inc.	777	5,594
Mid-America Apartment Communities, Inc.	70	4,316
National Retail Properties, Inc.	125	3,829
NorthStar Realty Finance Corp.	450	3,942
OMEGA Healthcare Investors, Inc.	140	3,976
Pennsylvania REIT	240	4,452
Piedmont Office Realty Trust, Inc., Class A	630	10,823
Post Properties, Inc.	75	3,392
Potlatch Corp.	227	8,753
PS Business Parks, Inc.	40	2,907
RAIT Financial Trust	550	3,399
Realty Income Corp.	152	6,004
Redwood Trust, Inc.	325	5,782
Regency Centers Corp.	176	8,369
Retail Properties of America, Inc., Class A	75	1,001
RLJ Lodging Trust	40	919
Ryman Hospitality Properties, Inc.	20	661
Sabra Health Care REIT, Inc.	40	884
Senior Housing Properties Trust	235	5,346
SL Green Realty Corp.	111	9,678
Sovran Self Storage, Inc.	50	3,313
Starwood Property Trust, Inc.	30	748
Sun Communities, Inc.	55	2,363
Sunstone Hotel Investors, Inc. *	431	5,185
Tanger Factory Outlet Centers	105	3,239
Taubman Centers, Inc.	90	6,067
The Geo Group, Inc.	150	4,681
The Macerich Co.	201	11,312
UDR, Inc.	391	8,833
Washington REIT	171	4,166
Weingarten Realty Investors	315	9,044
WP Carey, Inc.	15	986

		438,808

Retailing 5.7%
Aeropostale, Inc. *	731	5,943
Ann, Inc. *	390	13,533
Asbury Automotive Group, Inc. *	160	7,861
Ascena Retail Group, Inc. *	342	5,582
Barnes & Noble, Inc. *	507	6,931
Brown Shoe Co., Inc.	380	8,520
Cabela’s, Inc. *	82	5,374
Chico’s FAS, Inc.	621	9,688
DSW, Inc., Class A	60	5,165
Express, Inc. *	215	4,513
Fred’s, Inc., Class A	528	8,253
Genesco, Inc. *	115	7,093
GNC Holdings, Inc., Class A	110	5,596
Group 1 Automotive, Inc.	209	16,037
Guess?, Inc.	389	11,865
hhgregg, Inc. *	40	724
Hibbett Sports, Inc. *	73	3,781

See financial notes 27

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HSN, Inc.	95	5,117
Jos. A. Bank Clothiers, Inc. *	95	3,779
Lithia Motors, Inc., Class A	110	7,218
LKQ Corp. *	411	12,018
Lumber Liquidators Holdings, Inc. *	10	994
Monro Muffler Brake, Inc.	75	3,320
Netflix, Inc. *	47	13,344
Nutrisystem, Inc.	655	8,292
Office Depot, Inc. *	4,565	19,127
OfficeMax, Inc.	962	10,457
Penske Automotive Group, Inc.	301	11,748
Pier 1 Imports, Inc.	170	3,726
Pool Corp.	130	6,772
Saks, Inc. *	1,015	16,169
Sally Beauty Holdings, Inc. *	115	3,005
Sears Hometown and Outlet Stores, Inc. *	20	642
Select Comfort Corp. *	120	2,964
Sonic Automotive, Inc., Class A	376	8,193
Stage Stores, Inc.	300	5,589
The Bon-Ton Stores, Inc.	35	385
The Buckle, Inc.	114	5,903
The Cato Corp., Class A	165	4,151
The Children’s Place Retail Stores, Inc. *	191	10,157
The Finish Line, Inc., Class A	341	7,147
The Men’s Wearhouse, Inc.	376	14,156
The Pep Boys-Manny, Moe & Jack *	450	5,054
The Wet Seal, Inc., Class A *	840	3,066
TripAdvisor, Inc. *	55	4,068
Ulta Salon, Cosmetics & Fragrance, Inc. *	55	5,458
Urban Outfitters, Inc. *	267	11,195
Vitamin Shoppe, Inc. *	50	2,106

		341,779

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	3,686	12,053
Amkor Technology, Inc. *	1,252	5,021
Atmel Corp. *	1,546	11,224
ATMI, Inc. *	156	3,830
Avago Technologies Ltd.	293	11,283
Brooks Automation, Inc.	430	3,784
Cabot Microelectronics Corp. *	90	3,251
Cirrus Logic, Inc. *	110	2,475
Cree, Inc. *	125	6,936
Cypress Semiconductor Corp. *	579	6,554
Diodes, Inc. *	25	623
Entegris, Inc. *	629	5,913
Fairchild Semiconductor International, Inc. *	607	7,411
First Solar, Inc. *	277	10,171
GT Advanced Technologies, Inc. *	1,210	7,817
Hittite Microwave Corp. *	10	612
Integrated Device Technology, Inc. *	1,083	9,433
International Rectifier Corp. *	289	6,901
Intersil Corp., Class A	1,311	13,595
Micrel, Inc.	275	2,530
Microsemi Corp. *	140	3,604
MKS Instruments, Inc.	210	5,261
OmniVision Technologies, Inc. *	220	3,399
ON Semiconductor Corp. *	1,423	10,303
Photronics, Inc. *	455	3,312
PMC-Sierra, Inc. *	525	3,271
RF Micro Devices, Inc. *	991	4,915
Semtech Corp. *	100	2,972
Silicon Laboratories, Inc. *	174	6,732
Skyworks Solutions, Inc. *	268	6,796
Spansion, Inc., Class A *	280	2,904
SunEdison, Inc. *	3,418	25,156
Teradyne, Inc. *	546	8,381
Tessera Technologies, Inc.	165	3,026
TriQuint Semiconductor, Inc. *	705	5,316
Veeco Instruments, Inc. *	85	2,985

		229,750

Software & Services 6.0%
Activision Blizzard, Inc.	761	12,420
Acxiom Corp. *	427	10,624
Akamai Technologies, Inc. *	200	9,196
ANSYS, Inc. *	60	5,039
CACI International, Inc., Class A *	175	11,795
Cadence Design Systems, Inc. *	255	3,435
Compuware Corp.	1,411	15,055
Convergys Corp.	821	14,474
CSG Systems International, Inc.	264	6,215
Digital River, Inc. *	55	950
EarthLink, Inc.	1,286	6,327
Electronic Arts, Inc. *	630	16,783
Equinix, Inc. *	25	4,343
Euronet Worldwide, Inc. *	145	4,981
Facebook, Inc., Class A *	95	3,922
FactSet Research Systems, Inc.	91	9,314
Fair Isaac Corp.	216	10,817
FleetCor Technologies, Inc. *	10	1,031
Gartner, Inc. *	125	7,246
Genpact Ltd.	225	4,331
Global Cash Access Holdings, Inc. *	405	3,118
Global Payments, Inc.	180	8,577
Heartland Payment Systems, Inc.	130	4,803
Informatica Corp. *	75	2,683
j2 Global, Inc.	94	4,629
Jack Henry & Associates, Inc.	174	8,683
Lender Processing Services, Inc.	470	14,993
Manhattan Associates, Inc. *	51	4,462
ManTech International Corp., Class A	210	5,974
MAXIMUS, Inc.	172	6,452
Mentor Graphics Corp.	175	3,878
MICROS Systems, Inc. *	131	6,406
MicroStrategy, Inc., Class A *	30	2,754
Monster Worldwide, Inc. *	1,414	6,363
NeuStar, Inc., Class A *	129	6,520
Nuance Communications, Inc. *	175	3,341
Progress Software Corp. *	155	3,791
PTC, Inc. *	210	5,475
Rackspace Hosting, Inc. *	55	2,465
Red Hat, Inc. *	80	4,042
Rovi Corp. *	150	2,690
Salesforce.com, Inc. *	110	5,404
Sapient Corp. *	290	4,335
Solera Holdings, Inc.	65	3,355
Sykes Enterprises, Inc. *	251	4,275
Synopsys, Inc. *	238	8,630
Take-Two Interactive Software, Inc. *	295	5,416

28 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TeleTech Holdings, Inc. *	165	4,038
TIBCO Software, Inc. *	341	7,686
Unisys Corp. *	307	7,724
United Online, Inc.	910	7,143
ValueClick, Inc. *	250	5,290
VeriFone Systems, Inc. *	35	694
VeriSign, Inc. *	345	16,557
VistaPrint N.V. *	70	3,727
VMware, Inc., Class A *	10	842
WEX, Inc. *	45	3,601

		359,114

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	326	7,863
ARRIS Group, Inc. *	438	6,863
Belden, Inc.	130	7,374
Benchmark Electronics, Inc. *	686	15,071
Brocade Communications Systems, Inc. *	1,488	11,011
Cognex Corp.	83	4,729
Coherent, Inc.	86	4,827
Comtech Telecommunications Corp.	135	3,236
Diebold, Inc.	411	11,623
Dolby Laboratories, Inc., Class A	105	3,300
EchoStar Corp., Class A *	151	6,079
Electronics for Imaging, Inc. *	195	5,710
Emulex Corp. *	560	4,032
F5 Networks, Inc. *	70	5,837
FEI Co.	45	3,523
Finisar Corp. *	210	4,299
FLIR Systems, Inc.	396	12,387
Insight Enterprises, Inc. *	488	9,326
InterDigital, Inc.	115	4,087
Intermec, Inc. *	385	3,800
Itron, Inc. *	165	6,181
JDS Uniphase Corp. *	449	5,761
Littelfuse, Inc.	50	3,689
MTS Systems Corp.	60	3,610
National Instruments Corp.	196	5,439
NCR Corp. *	486	17,292
NETGEAR, Inc. *	100	2,894
OSI Systems, Inc. *	10	727
Plantronics, Inc.	125	5,400
Plexus Corp. *	276	9,036
Polycom, Inc. *	709	7,040
QLogic Corp. *	1,085	11,490
Rofin-Sinar Technologies, Inc. *	150	3,374
Sanmina Corp. *	961	15,635
ScanSource, Inc. *	236	7,311
Synaptics, Inc. *	95	3,673
SYNNEX Corp. *	345	16,391
Tellabs, Inc.	5,591	12,412
Trimble Navigation Ltd. *	273	6,893
ViaSat, Inc. *	60	3,824
Zebra Technologies Corp., Class A *	220	10,032

		293,081

Telecommunication Services 0.9%
Cincinnati Bell, Inc. *	1,643	4,913
Consolidated Communications Holdings, Inc.	230	3,836
Intelsat S.A. *	35	799
Leap Wireless International, Inc. *	870	13,207
Level 3 Communications, Inc. *	395	8,832
NTELOS Holdings Corp.	185	3,075
SBA Communications Corp., Class A *	70	5,250
T-Mobile US, Inc. *	50	1,167
tw telecom, Inc. *	265	7,584
United States Cellular Corp.	105	4,492

		53,155

Transportation 5.4%
Alaska Air Group, Inc.	202	11,437
Allegiant Travel Co.	10	945
AMERCO	30	4,908
Arkansas Best Corp.	631	15,699
Atlas Air Worldwide Holdings, Inc. *	130	6,006
Con-way, Inc.	388	16,141
Copa Holdings S.A., Class A	50	6,539
Delta Air Lines, Inc.	2,227	43,939
Forward Air Corp.	95	3,499
Genesee & Wyoming, Inc., Class A *	40	3,463
Hawaiian Holdings, Inc. *	415	2,905
Heartland Express, Inc.	275	3,828
Hub Group, Inc., Class A *	213	7,913
JetBlue Airways Corp. *	1,391	8,555
Kansas City Southern	116	12,229
Kirby Corp. *	120	9,652
Knight Transportation, Inc.	290	4,721
Landstar System, Inc.	216	11,804
Matson, Inc.	374	9,960
Old Dominion Freight Line, Inc. *	155	6,730
Republic Airways Holdings, Inc. *	925	10,332
Saia, Inc. *	155	4,652
SkyWest, Inc.	1,010	13,019
Southwest Airlines Co.	3,442	44,092
Swift Transportation Co. *	315	5,657
United Continental Holdings, Inc. *	859	24,447
US Airways Group, Inc. *	478	7,724
UTI Worldwide, Inc.	778	12,845
Werner Enterprises, Inc.	379	8,732

		322,373

Utilities 3.2%
ALLETE, Inc.	141	6,655
American States Water Co.	50	2,630
Aqua America, Inc.	290	8,807
Atlantic Power Corp.	555	2,203
Avista Corp.	291	7,645
Black Hills Corp.	176	8,451
California Water Service Group	150	2,992
Cleco Corp.	175	7,903
El Paso Electric Co.	170	5,848
Hawaiian Electric Industries, Inc.	422	10,554
IDACORP, Inc.	175	8,377
ITC Holdings Corp.	81	7,200
MGE Energy, Inc.	70	3,648
New Jersey Resources Corp.	209	9,004
Northwest Natural Gas Co.	141	5,787
NorthWestern Corp.	182	7,311
Otter Tail Corp.	195	5,125

See financial notes 29

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Piedmont Natural Gas Co., Inc.	326	10,517
PNM Resources, Inc.	421	9,224
Portland General Electric Co.	386	11,121
South Jersey Industries, Inc.	93	5,372
Southwest Gas Corp.	215	10,058
The Empire District Electric Co.	205	4,340
The Laclede Group, Inc.	140	6,234
UIL Holdings Corp.	150	5,664
UNS Energy Corp.	180	8,231
WGL Holdings, Inc.	269	11,228

		192,129

Total Common Stock
(Cost $6,193,842)		5,984,632

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	35	3,513

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	195	195

Total Other Investment Companies
(Cost $3,785)		3,708

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $6,199,356 and the unrealized appreciation and depreciation were $12,285 and ($223,301), respectively, with a net unrealized depreciation of ($211,016).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

30 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	12,388,393	11,935,436
0.3%	Other Investment Companies	33,021	32,438
0.4%	Preferred Stock	54,160	50,452

99.8%	Total Investments	12,475,574	12,018,326
0.2%	Other Assets and Liabilities, Net		18,575

100.0%	Net Assets		12,036,901

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 4.4%

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	1,225	32,393
Commonwealth Bank of Australia	595	38,601
National Australia Bank Ltd.	1,362	39,364
Westpac Banking Corp.	1,262	35,282

		145,640

Capital Goods 0.1%
CSR Ltd.	1,290	2,585
Leighton Holdings Ltd.	175	2,712
UGL Ltd.	300	1,980

		7,277

Commercial & Professional Services 0.1%
Brambles Ltd.	1,250	9,797
Downer EDI Ltd.	715	2,649

		12,446

Consumer Services 0.1%
Crown Ltd.	280	3,643
TABCORP Holdings Ltd.	2,130	6,109
Tatts Group Ltd.	1,365	3,903

		13,655

Diversified Financials 0.1%
Macquarie Group Ltd.	225	8,789

Energy 0.3%
Caltex Australia Ltd.	330	5,558
Origin Energy Ltd.	595	7,022
Santos Ltd.	435	5,780
Woodside Petroleum Ltd.	312	10,610
WorleyParsons Ltd.	135	2,646

		31,616

Food & Staples Retailing 0.5%
Metcash Ltd.	1,495	4,327
Wesfarmers Ltd.	815	29,514
Woolworths Ltd.	930	29,546

		63,387

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	275	3,008

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	235	3,234

Insurance 0.4%
AMP Ltd.	1,620	6,839
Insurance Australia Group Ltd.	1,125	5,832
QBE Insurance Group Ltd.	1,125	15,230
Suncorp Group Ltd.	1,470	16,143

		44,044

Materials 1.1%
Amcor Ltd.	800	7,432
Arrium Ltd.	8,125	8,141
BHP Billiton Ltd.	2,182	69,476
BlueScope Steel Ltd. *	2,125	9,463
Boral Ltd.	945	3,535
Incitec Pivot Ltd.	1,175	2,711
Newcrest Mining Ltd.	215	2,539
Orica Ltd.	270	4,509
Rio Tinto Ltd.	350	18,173
Sims Metal Management Ltd.	505	4,237

		130,216

Media 0.0%
Fairfax Media Ltd.	5,525	2,633

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	135	8,175

Real Estate 0.2%
Lend Lease Group	560	4,778
Mirvac Group	1,725	2,527
Stockland	1,650	5,482
Westfield Group	1,105	10,905

		23,692

Telecommunication Services 0.1%
Telstra Corp., Ltd.	4,130	18,024

Transportation 0.1%
Asciano Ltd.	750	3,721
Qantas Airways Ltd. *	3,320	4,051
Sydney Airport	765	2,575
Toll Holdings Ltd.	990	4,814

		15,161

Utilities 0.0%
AGL Energy Ltd.	400	5,611

		536,608

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	490	15,671

Capital Goods 0.1%
Andritz AG	35	1,925
Wienerberger AG	315	4,548

		6,473

See financial notes 31

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
OMV AG	295	13,587

Materials 0.1%
Voestalpine AG	240	10,246

Telecommunication Services 0.0%
Telekom Austria AG	735	5,272

		51,249

Belgium 0.9%

Banks 0.1%
KBC GROEP N.V.	245	10,751

Food & Staples Retailing 0.2%
Colruyt S.A.	65	3,590
Delhaize Group	417	26,544

		30,134

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	300	27,841

Insurance 0.1%
Ageas	320	12,566

Materials 0.2%
NV Bekaert S.A.	135	4,794
Solvay S.A.	55	7,644
Umicore S.A.	145	6,694

		19,132

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	60	3,481

Telecommunication Services 0.1%
Belgacom S.A.	275	6,563

		110,468

Canada 6.0%

Automobiles & Components 0.2%
Magna International, Inc.	355	27,245

Banks 1.2%
Bank of Montreal	340	21,307
Bank of Nova Scotia	500	27,728
Canadian Imperial Bank of Commerce	200	15,596
National Bank of Canada	80	6,187
Royal Bank of Canada	700	43,066
The Toronto-Dominion Bank	370	31,434

		145,318

Capital Goods 0.1%
Bombardier, Inc., B Shares	1,680	7,628
Finning International, Inc.	175	3,471
SNC-Lavalin Group, Inc.	80	3,001

		14,100

Consumer Services 0.0%
Tim Hortons, Inc.	60	3,276

Diversified Financials 0.1%
IGM Financial, Inc.	75	3,360
Onex Corp.	100	4,748

		8,108

Energy 1.8%
ARC Resources Ltd.	170	4,064
Baytex Energy Corp.	75	2,961
Bonavista Energy Corp.	225	2,775
Cameco Corp.	185	3,516
Canadian Natural Resources Ltd.	700	21,327
Canadian Oil Sands Ltd.	565	10,824
Cenovus Energy, Inc.	520	14,877
Crescent Point Energy Corp.	85	3,096
Enbridge, Inc.	275	11,259
EnCana Corp.	2,150	36,666
Enerplus Corp.	375	6,196
Husky Energy, Inc.	310	8,751
Imperial Oil Ltd.	240	10,006
Pengrowth Energy Corp.	875	4,828
Penn West Petroleum Ltd.	850	9,573
Suncor Energy, Inc.	865	29,109
Talisman Energy, Inc.	1,350	14,397
TransCanada Corp.	395	17,191

		211,416

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	135	7,773
Empire Co., Ltd., A Shares	65	4,996
George Weston Ltd.	75	5,918
Loblaw Cos. Ltd.	145	6,181
Metro, Inc.	125	7,991
Shoppers Drug Mart Corp.	210	11,733

		44,592

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	75	3,325

Insurance 0.6%
Fairfax Financial Holdings Ltd.	20	8,205
Great-West Lifeco, Inc.	160	4,512
Intact Financial Corp.	70	4,046
Manulife Financial Corp.	1,350	22,101
Power Corp. of Canada	435	11,913
Power Financial Corp.	210	6,311
Sun Life Financial, Inc.	405	12,328

		69,416

Materials 0.5%
Agrium, Inc.	75	6,406
Barrick Gold Corp.	595	11,343
First Quantum Minerals Ltd.	275	4,559
Goldcorp, Inc.	185	5,454
Kinross Gold Corp.	490	2,699
Potash Corp. of Saskatchewan, Inc.	420	12,402
Teck Resources Ltd., Class B	500	12,570
Yamana Gold, Inc.	160	1,826

		57,259

Media 0.0%
Shaw Communications, Inc., B Shares	160	3,849

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	50	4,910

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	450	15,540

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	75	6,334

32 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RONA, Inc.	330	3,363

		9,697

Software & Services 0.1%
CGI Group, Inc., Class A *	175	5,798

Technology Hardware & Equipment 0.2%
Blackberry Ltd. *	1,390	14,020
Celestica, Inc. *	465	4,937

		18,957

Telecommunication Services 0.3%
BCE, Inc.	370	15,149
Rogers Communications, Inc., B Shares	315	12,419
TELUS Corp.	280	8,578

		36,146

Transportation 0.2%
Canadian National Railway Co.	235	22,005
Canadian Pacific Railway Ltd.	55	6,459

		28,464

Utilities 0.1%
Canadian Utilities Ltd., Class A	65	2,106
Fortis, Inc.	177	5,092
TransAlta Corp.	315	4,043

		11,241

		718,657

Denmark 0.8%

Banks 0.1%
Danske Bank A/S *	550	10,986

Capital Goods 0.1%
FLSmidth & Co. A/S	30	1,632
Vestas Wind Systems A/S *	525	9,800

		11,432

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	70	6,774

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, B Shares	105	17,502

Telecommunication Services 0.1%
TDC A/S	785	6,395

Transportation 0.3%
AP Moller - Maersk A/S, A Shares	2	16,078
AP Moller - Maersk A/S, B Shares	3	25,454
DSV A/S	100	2,618

		44,150

		97,239

Finland 1.4%

Capital Goods 0.2%
Kone Oyj, B Shares	70	5,713
Metso Oyj	160	6,142
Wartsila Oyj Abp	145	6,755

		18,610

Energy 0.1%
Neste Oil Oyj	420	7,698

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	280	8,425

Insurance 0.1%
Sampo Oyj, A Shares	290	12,049

Materials 0.2%
Stora Enso Oyj, R Shares	1,185	9,133
UPM-Kymmene Oyj	1,275	15,358

		24,491

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	130	3,005

Technology Hardware & Equipment 0.6%
Nokia Oyj *	20,045	77,338

Telecommunication Services 0.0%
Elisa Oyj	190	3,986

Utilities 0.1%
Fortum Oyj	600	11,915

		167,517

France 11.5%

Automobiles & Components 0.6%
Peugeot S.A. *	2,845	40,328
Renault S.A.	355	25,315
Valeo S.A.	105	7,887

		73,530

Banks 1.2%
BNP Paribas S.A.	1,200	75,026
Credit Agricole S.A. *	1,885	19,002
Societe Generale	1,010	44,102

		138,130

Capital Goods 1.7%
Alstom S.A.	225	7,899
Bouygues S.A.	545	17,007
Compagnie de Saint-Gobain	1,155	53,822
Eiffage S.A.	160	8,467
European Aeronautic Defence & Space Co., N.V.	190	10,925
Legrand S.A.	155	7,843
Nexans S.A.	80	4,519
Rexel S.A.	185	4,245
Safran S.A.	150	8,310
Schneider Electric S.A.	410	31,302
Thales S.A.	90	4,424
Vallourec S.A.	240	14,364
Vinci S.A.	700	36,062

		209,189

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	47	8,035
Kering	60	13,521
LVMH Moet Hennessy Louis Vuitton S.A.	137	23,945

		45,501

Consumer Services 0.1%
Accor S.A.	280	10,561
Sodexo	65	5,723

		16,284

Diversified Financials 0.0%
Wendel	25	3,037

See financial notes 33

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 2.1%
CGG *	150	3,552
Technip S.A.	60	6,962
Total S.A.	4,470	247,053

		257,567

Food & Staples Retailing 0.6%
Carrefour S.A.	1,700	53,093
Casino Guichard Perrachon S.A.	95	8,970
Rallye S.A.	125	4,387

		66,450

Food, Beverage & Tobacco 0.3%
Danone S.A.	340	25,259
Pernod-Ricard S.A.	85	9,845

		35,104

Health Care Equipment & Services 0.1%
Essilor International S.A.	77	8,294

Household & Personal Products 0.1%
L’Oreal S.A.	95	15,815

Insurance 0.6%
AXA S.A.	2,675	58,147
CNP Assurances	250	4,410
SCOR SE	160	4,995

		67,552

Materials 0.4%
Air Liquide S.A.	185	24,275
Arkema S.A.	55	5,546
Lafarge S.A.	280	17,057

		46,878

Media 0.1%
Eutelsat Communications	80	2,388
Publicis Groupe	70	5,199
Solocal Group *	915	2,039

		9,626

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	900	86,264

Software & Services 0.1%
AtoS	55	4,076
Cap Gemini S.A.	205	11,202

		15,278

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	5,415	13,909

Telecommunication Services 1.2%
Orange	9,000	91,094
Vivendi	2,675	54,126

		145,220

Transportation 0.1%
Air France-KLM *	1,415	10,626

Utilities 1.0%
Electricite de France S.A.	645	18,031
GDF Suez	2,875	62,172
Suez Environnement Co.	610	9,069
Veolia Environnement	1,880	28,892

		118,164

		1,382,418

Germany 8.6%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	360	33,841
Continental AG	85	12,799
Daimler AG - Reg’d	1,550	106,116
Volkswagen AG	25	5,545

		158,301

Banks 0.1%
Commerzbank AG *	525	6,089

Capital Goods 0.9%
Brenntag AG	40	6,066
GEA Group AG	130	5,244
Hochtief AG	45	3,185
Kloeckner & Co. SE *	375	4,821
MAN SE	30	3,424
MTU Aero Engines AG	40	3,582
Rheinmetall AG	60	2,936
Siemens AG - Reg’d	750	79,205

		108,463

Commercial & Professional Services 0.0%
Bilfinger SE	47	4,340

Consumer Durables & Apparel 0.1%
Adidas AG	135	14,241

Consumer Services 0.0%
TUI AG *	500	5,781

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	950	41,037
Deutsche Boerse AG	135	9,444

		50,481

Food & Staples Retailing 0.2%
Metro AG	540	19,781

Health Care Equipment & Services 0.3%
Celesio AG	1,000	20,794
Fresenius Medical Care AG & Co. KGaA	110	7,134
Fresenius SE & Co. KGaA	97	11,645

		39,573

Household & Personal Products 0.1%
Beiersdorf AG	40	3,439
Henkel AG & Co. KGaA	60	4,866

		8,305

Insurance 0.9%
Allianz SE - Reg’d	510	72,898
Hannover Rueck SE	45	3,132
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	185	33,639

		109,669

Materials 1.3%
Aurubis AG	65	3,742
BASF SE	1,005	87,635
HeidelbergCement AG	185	12,819
K+S AG	155	3,753
Lanxess AG	65	4,179
Linde AG	100	19,186
Salzgitter AG	145	5,497

34 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ThyssenKrupp AG *	1,050	22,021

		158,832

Media 0.0%
Kabel Deutschland Holding AG	32	3,625

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	552	61,170
Merck KGaA	40	6,063

		67,233

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	775	7,010

Software & Services 0.2%
SAP AG	290	21,387

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	7,000	89,459
Freenet AG	100	2,353

		91,812

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	550	9,794
Deutsche Post AG - Reg’d	1,250	36,031

		45,825

Utilities 0.9%
E.ON SE	5,000	78,984
RWE AG	1,325	36,332

		115,316

		1,036,064

Hong Kong 0.9%

Banks 0.1%
Hang Seng Bank Ltd.	500	7,770

Capital Goods 0.2%
Hutchison Whampoa Ltd.	2,000	23,187
Noble Group Ltd.	10,000	6,344

		29,531

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	4,000	5,881

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	100	1,535

Insurance 0.1%
AIA Group Ltd.	2,400	10,538

Real Estate 0.1%
Swire Pacific Ltd., Class A	800	9,171
The Link REIT	800	3,668

		12,839

Retailing 0.1%
Esprit Holdings Ltd.	6,000	10,244

Telecommunication Services 0.0%
PCCW Ltd.	7,000	3,150

Utilities 0.2%
CLP Holdings Ltd.	1,000	7,996
Hong Kong & China Gas Co., Ltd.	5,000	11,555
Power Assets Holdings Ltd.	400	3,448

		22,999

		104,487

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	43,675	12,727

Capital Goods 0.0%
DCC plc	115	4,552

Commercial & Professional Services 0.1%
Experian plc	360	6,293

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	80	5,035

Materials 0.3%
CRH plc	1,226	25,882
Smurfit Kappa Group plc	360	7,296

		33,178

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	115	4,229

Technology Hardware & Equipment 0.1%
Seagate Technology plc	375	14,370

		80,384

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel *	1,095	3,605

Materials 0.0%
Israel Chemicals Ltd.	330	2,299

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	535	20,676

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,695	7,684

		34,264

Italy 4.0%

Automobiles & Components 0.2%
Fiat S.p.A. *	3,200	24,093
Pirelli & C. S.p.A.	220	2,591

		26,684

Banks 1.3%
Banca Monte dei Paschi di Siena S.p.A. *	39,955	11,517
Banca Popolare dell’Emilia Romagna Scrl *	590	4,185
Banca Popolare di Milano Scarl *	4,800	2,408
Banco Popolare Societa Cooperativa *	5,460	7,747
Intesa Sanpaolo S.p.A.	29,500	57,181
UniCredit S.p.A.	12,000	67,691
Unione di Banche Italiane S.c.p.A.	1,780	8,567

		159,296

Capital Goods 0.2%
Fiat Industrial S.p.A.	555	6,634
Finmeccanica S.p.A. *	1,750	8,930
Prysmian S.p.A.	275	6,092

		21,656

Diversified Financials 0.1%
EXOR S.p.A.	140	4,770

See financial notes 35

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mediobanca S.p.A.	700	4,344

		9,114

Energy 0.9%
Eni S.p.A.	4,750	108,231
Saipem S.p.A.	180	3,997

		112,228

Insurance 0.2%
Assicurazioni Generali S.p.A.	1,170	22,370

Materials 0.0%
Italcementi S.p.A.	370	2,381

Media 0.1%
Mediaset S.p.A. *	3,200	13,097

Telecommunication Services 0.4%
Telecom Italia S.p.A.	43,920	30,665
Telecom Italia S.p.A. - RSP	25,000	13,858

		44,523

Transportation 0.0%
Atlantia S.p.A.	310	5,584

Utilities 0.6%
A2A S.p.A.	4,560	3,956
Enel S.p.A.	16,820	55,492
Snam S.p.A.	935	4,364
Terna-Rete Elettrica Nazionale S.p.A.	940	4,007

		67,819

		484,752

Japan 21.0%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	300	11,573
Bridgestone Corp.	700	23,044
Denso Corp.	500	22,932
Honda Motor Co., Ltd.	1,700	61,423
Isuzu Motors Ltd.	1,200	7,351
Mazda Motor Corp. *	5,000	20,129
NHK Spring Co., Ltd.	300	3,195
Nissan Motor Co., Ltd.	3,000	29,873
Stanley Electric Co., Ltd.	200	3,855
Suzuki Motor Corp.	500	10,763
Toyota Industries Corp.	200	8,133
Toyota Motor Corp.	2,300	139,245
Yamaha Motor Co., Ltd.	500	6,508

		348,024

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	8,000	46,965
Mizuho Financial Group, Inc.	13,000	26,500
Resona Holdings, Inc.	2,000	9,560
Sumitomo Mitsui Financial Group, Inc.	1,000	44,336

		127,361

Capital Goods 2.9%
Asahi Glass Co., Ltd.	2,000	11,741
Daikin Industries Ltd.	200	9,662
Fujikura Ltd.	2,000	6,808
Furukawa Electric Co., Ltd.	2,000	4,036
Hanwa Co., Ltd.	2,000	8,663
IHI Corp.	2,000	8,113
ITOCHU Corp.	1,300	14,760
JTEKT Corp.	500	6,559
Kajima Corp.	2,000	7,155
Kawasaki Heavy Industries Ltd.	2,000	7,012
Komatsu Ltd.	700	15,375
LIXIL Group Corp.	500	10,136
Makita Corp.	100	5,310
Marubeni Corp.	2,000	14,595
Mitsubishi Corp.	1,700	31,916
Mitsubishi Electric Corp.	2,000	19,997
Mitsubishi Heavy Industries Ltd.	3,000	16,481
Mitsui & Co., Ltd.	2,000	27,906
Mitsui Engineering & Shipbuilding Co., Ltd.	2,000	3,628
Nagase & Co., Ltd.	500	5,988
Nippon Sheet Glass Co., Ltd. *	5,000	5,453
Shimizu Corp.	2,000	8,806
Sojitz Corp.	7,000	12,557
Sumitomo Corp.	1,300	16,509
Sumitomo Electric Industries Ltd.	1,300	17,556
Sumitomo Heavy Industries Ltd.	2,000	9,071
Taisei Corp.	2,000	8,215
Toshiba Corp.	5,000	19,926
Toyota Tsusho Corp.	500	11,532

		345,466

Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	1,600	15,557
Secom Co., Ltd.	200	11,476
Toppan Printing Co., Ltd.	1,000	7,369

		34,402

Consumer Durables & Apparel 1.2%
NAMCO BANDAI Holdings, Inc.	300	4,794
Nikon Corp.	200	3,384
Panasonic Corp. *	6,000	54,671
Sega Sammy Holdings, Inc.	500	11,955
Sharp Corp. *	5,000	19,569
Sony Corp.	2,500	50,247
Yamaha Corp.	200	2,532

		147,152

Consumer Services 0.1%
Benesse Holdings, Inc.	200	7,257

Diversified Financials 0.2%
Credit Saison Co., Ltd.	200	4,607
Nomura Holdings, Inc.	1,000	6,992
ORIX Corp.	700	9,660

		21,259

Energy 0.7%
Cosmo Oil Co., Ltd. *	5,000	10,345
Inpex Corp.	5	22,703
JX Holdings, Inc.	8,000	42,399
Showa Shell Sekiyu K.K.	1,000	9,958

		85,405

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	2,000	27,397
Seven & i Holdings Co., Ltd.	1,000	34,500
UNY Group Holdings Co., Ltd.	500	3,200

		65,097

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	500	6,426

36 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Asahi Group Holdings Ltd.	500	12,455
Coca-Cola West Co., Ltd.	500	9,948
Japan Tobacco, Inc.	500	16,995
Kirin Holdings Co., Ltd.	800	11,007
MEIJI Holdings Co., Ltd.	200	10,376

		67,207

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	100	4,750
Medipal Holdings Corp.	500	5,590
Olympus Corp. *	100	2,893
Suzuken Co., Ltd.	200	6,176
Terumo Corp.	100	4,811

		24,220

Household & Personal Products 0.2%
Kao Corp.	500	14,626
Shiseido Co., Ltd.	500	7,950

		22,576

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	300	7,598
NKSJ Holdings, Inc.	200	4,904
T&D Holdings, Inc.	200	2,438
The Dai-ichi Life Insurance Co., Ltd.	5	6,717
Tokio Marine Holdings, Inc.	500	15,467

		37,124

Materials 1.9%
Asahi Kasei Corp.	2,000	14,758
DIC Corp.	2,000	5,137
JFE Holdings, Inc.	1,500	33,298
JSR Corp.	200	3,506
Kobe Steel Ltd. *	10,000	16,002
Kuraray Co. Ltd.	500	5,560
Mitsubishi Chemical Holdings Corp.	2,500	11,823
Mitsubishi Materials Corp.	2,000	7,848
Mitsui Chemicals, Inc.	3,000	8,011
Nippon Steel & Sumitomo Metal Corp.	11,000	31,392
Oji Holdings Corp.	2,000	8,031
Shin-Etsu Chemical Co., Ltd.	300	18,132
Showa Denko K.K.	5,000	6,319
Sumitomo Chemical Co., Ltd.	3,000	10,946
Taiheiyo Cement Corp.	2,000	7,522
Teijin Ltd.	3,000	6,604
Toray Industries, Inc.	2,000	12,312
Tosoh Corp.	2,000	7,175
Toyo Seikan Group Holdings Ltd.	500	8,485
Ube Industries Ltd.	5,000	8,867

		231,728

Media 0.1%
Dentsu, Inc.	300	10,044
Hakuhodo DY Holdings, Inc.	50	3,415

		13,459

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	300	15,380
Daiichi Sankyo Co., Ltd.	1,000	17,235
Eisai Co., Ltd.	200	8,164
Otsuka Holdings Co., Ltd.	300	9,310
Shionogi & Co., Ltd.	200	3,914
Takeda Pharmaceutical Co., Ltd.	600	27,335

		81,338

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	100	9,173
Daiwa House Industry Co., Ltd.	400	7,216
Mitsubishi Estate Co., Ltd.	200	5,218
Mitsui Fudosan Co., Ltd.	400	12,659
Sumitomo Realty & Development Co., Ltd.	200	8,826

		43,092

Retailing 0.3%
EDION Corp.	1,500	8,149
Isetan Mitsukoshi Holdings Ltd.	1,000	13,025
K’s Holdings Corp.	200	6,115
Yamada Denki Co., Ltd.	400	12,679

		39,968

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	160	5,659
Tokyo Electron Ltd.	160	6,678

		12,337

Software & Services 0.4%
Fujitsu Ltd.	6,000	22,198
KONAMI Corp.	120	2,657
Nintendo Co., Ltd.	200	22,667
NTT Data Corp.	2	7,175

		54,697

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	500	5,111
Canon, Inc.	1,500	45,070
FUJIFILM Holdings Corp.	1,000	21,913
Hitachi Ltd.	7,000	42,308
Hoya Corp.	500	10,676
Ibiden Co., Ltd.	200	2,891
Konica Minolta, Inc.	1,000	8,245
Kyocera Corp.	200	20,547
NEC Corp.	10,000	21,302
Nippon Electric Glass Co., Ltd.	2,000	10,355
OMRON Corp.	200	6,278
Ricoh Co., Ltd.	1,000	10,875
Seiko Epson Corp.	500	7,078
TDK Corp.	200	7,257

		219,906

Telecommunication Services 1.2%
KDDI Corp.	700	33,496
Nippon Telegraph & Telephone Corp.	1,000	50,910
NTT DoCoMo, Inc.	20	32,105
SoftBank Corp.	500	31,545

		148,056

Transportation 1.1%
ANA Holdings, Inc.	1,000	2,038
Central Japan Railway Co.	200	22,953
East Japan Railway Co.	500	38,424
Kawasaki Kisen Kaisha Ltd.	3,000	6,788
Mitsui OSK Lines Ltd. *	5,000	19,824
Nippon Express Co., Ltd.	2,000	9,377
Nippon Yusen K.K.	5,000	14,269
Tokyu Corp.	1,000	6,431
West Japan Railway Co.	200	8,276
Yamato Holdings Co., Ltd.	500	10,773

		139,153

See financial notes 37

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.8%
Chubu Electric Power Co., Inc.	1,500	18,774
Electric Power Development Co., Ltd.	200	6,176
Hokkaido Electric Power Co., Inc. *	500	5,881
Hokuriku Electric Power Co.	500	6,630
Kyushu Electric Power Co., Inc. *	1,500	19,523
Osaka Gas Co., Ltd.	2,000	8,092
Shikoku Electric Power Co., Inc. *	500	7,817
The Chugoku Electric Power Co., Inc.	500	6,926
The Kansai Electric Power Co., Inc. *	2,500	28,105
Tohoku Electric Power Co., Inc. *	1,500	16,496
Tokyo Electric Power Co., Inc. *	15,500	78,989
Tokyo Gas Co., Ltd.	2,000	10,396

		213,805

		2,530,089

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	335	7,382

Materials 0.4%
APERAM	240	3,240
ArcelorMittal	3,400	43,546

		46,786

Media 0.0%
SES	180	5,276

Telecommunication Services 0.0%
Millicom International Cellular S.A.	45	3,647

		63,091

Netherlands 5.7%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	800	3,259
Koninklijke Philips N.V.	1,080	33,309
Royal Imtech N.V. *	1,250	3,033

		39,601

Commercial & Professional Services 0.1%
Randstad Holding N.V.	150	6,951

Diversified Financials 0.4%
ING Groep N.V. CVA *	4,750	51,453

Energy 3.0%
Fugro N.V. CVA	80	4,905
Royal Dutch Shell plc, A Shares	6,400	206,672
Royal Dutch Shell plc, B Shares	4,510	151,600

		363,177

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	2,245	35,686

Food, Beverage & Tobacco 0.5%
CSM N.V.	155	3,661
DE Master Blenders 1753 N.V. *	125	2,037
Heineken Holding N.V.	85	5,118
Heineken N.V.	100	6,850
Nutreco N.V.	80	3,755
Unilever N.V. CVA	965	36,169

		57,590

Insurance 0.2%
AEGON N.V.	2,770	19,709
Delta Lloyd N.V.	240	4,573

		24,282

Materials 0.3%
Akzo Nobel N.V.	360	21,122
Koninklijke DSM N.V.	220	16,190

		37,312

Media 0.1%
Reed Elsevier N.V.	245	4,415
Wolters Kluwer N.V.	285	6,715

		11,130

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	100	8,744

Technology Hardware & Equipment 0.0%
Gemalto N.V.	25	2,870

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V. *	7,435	21,666

Transportation 0.2%
PostNL N.V. *	4,880	17,181
TNT Express N.V.	525	4,617

		21,798

		682,260

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	735	4,980

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	4,415	7,770

		12,750

Norway 0.8%

Banks 0.1%
DnB A.S.A.	645	9,999

Energy 0.4%
Aker Solutions A.S.A.	140	2,121
Petroleum Geo-Services A.S.A.	170	2,177
Statoil A.S.A.	1,900	41,668

		45,966

Food, Beverage & Tobacco 0.1%
Marine Harvest	3,525	3,270
Orkla A.S.A.	1,040	7,494

		10,764

Materials 0.1%
Norsk Hydro A.S.A.	2,375	9,549
Yara International A.S.A.	150	5,923

		15,472

Telecommunication Services 0.1%
Telenor A.S.A.	650	13,491

		95,692

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	38,475	4,870

38 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Banco Espirito Santo S.A. - Reg’d *	2,830	2,963

		7,833

Energy 0.0%
Galp Energia, SGPS, S.A.	195	3,275

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	2,235	8,420

Utilities 0.1%
EDP - Energias de Portugal S.A.	3,590	12,658

		32,186

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	600	7,425
Oversea-Chinese Banking Corp., Ltd.	800	6,197
United Overseas Bank Ltd.	600	9,347

		22,969

Capital Goods 0.1%
Keppel Corp., Ltd.	1,000	7,911
SembCorp Industries Ltd.	2,000	7,660

		15,571

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	2,000	4,934

Media 0.0%
Singapore Press Holdings Ltd.	800	2,463

Real Estate 0.0%
Keppel REIT	80	75

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	1,250	11,225
Venture Corp., Ltd.	400	2,381

		13,606

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	5,000	13,746

Transportation 0.1%
ComfortDelGro Corp., Ltd.	2,000	2,890
Singapore Airlines Ltd.	600	4,451

		7,341

		80,705

Spain 4.0%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	7,000	66,642
Banco de Sabadell S.A.	3,375	7,761
Banco Popular Espanol S.A. *	2,025	9,487
Banco Santander S.A.	17,465	122,977
Bankia S.A. *	1,250	1,162

		208,029

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	325	9,130
Ferrovial S.A.	325	5,378
Fomento de Construcciones y Contratas S.A.	320	5,682

		20,190

Energy 0.4%
Repsol S.A.	2,000	46,296

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	600	4,731

Retailing 0.1%
Inditex S.A.	77	10,169

Software & Services 0.0%
Amadeus IT Holding S.A.	100	3,223

Telecommunication Services 1.0%
Telefonica S.A. *	9,005	122,005

Transportation 0.1%
Abertis Infraestructuras S.A.	350	6,166

Utilities 0.5%
Acciona S.A.	50	2,553
Enagas S.A.	135	3,058
Endesa S.A. *	200	4,644
Gas Natural SDG S.A.	365	7,133
Iberdrola S.A.	6,875	36,370
Red Electrica Corporacion S.A.	70	3,622

		57,380

		478,189

Sweden 2.4%

Automobiles & Components 0.1%
Autoliv, Inc.	112	9,070

Banks 0.4%
Nordea Bank AB	1,635	19,002
Skandinaviska Enskilda Banken AB, A Shares	1,075	11,020
Svenska Handelsbanken AB, A Shares	335	14,353
Swedbank AB, A Shares	380	8,587

		52,962

Capital Goods 0.8%
Alfa Laval AB	185	3,991
Assa Abloy AB, B Shares	155	6,589
Atlas Copco AB, A Shares	485	13,085
Atlas Copco AB, B Shares	230	5,637
NCC AB, B Shares	160	4,177
Sandvik AB	925	12,353
Scania AB, B Shares	230	4,591
Skanska AB, B Shares	575	10,282
SKF AB, B Shares	375	9,914
Trelleborg AB, B Shares	220	3,705
Volvo AB, A Shares	375	5,384
Volvo AB, B Shares	1,150	16,545

		96,253

Commercial & Professional Services 0.1%
Securitas AB, B Shares	565	5,945

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	320	8,451
Husqvarna AB, B Shares	615	3,867

		12,318

Food, Beverage & Tobacco 0.0%
Swedish Match AB	135	4,706

See financial notes 39

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	80	2,750

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	645	15,731

Materials 0.1%
Boliden AB	380	5,538
SSAB AB, A Shares	610	4,249
SSAB AB, B Shares	375	2,204

		11,991

Retailing 0.2%
Hennes & Mauritz AB, B Shares	515	18,891

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	2,735	32,096

Telecommunication Services 0.2%
Tele2 AB	630	7,906
TeliaSonera AB	2,260	16,158

		24,064

		286,777

Switzerland 5.7%

Capital Goods 0.4%
ABB Ltd. - Reg’d *	1,300	27,746
Geberit AG - Reg’d	20	4,856
Schindler Holding AG	15	2,064
Schindler Holding AG - Reg’d	12	1,620
Wolseley plc	325	16,390

		52,676

Commercial & Professional Services 0.3%
Adecco S.A. - Reg’d *	205	12,884
SGS S.A. - Reg’d	2	4,545
Tyco International Ltd.	715	23,624

		41,053

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., A Shares	145	13,747
The Swatch Group AG	10	5,749
The Swatch Group AG - Reg’d	15	1,499

		20,995

Diversified Financials 0.4%
Credit Suisse Group AG - Reg’d *	1,100	31,641
GAM Holding AG *	225	3,958
UBS AG - Reg’d *	500	9,663

		45,262

Energy 0.3%
Noble Corp.	225	8,370
Transocean Ltd.	400	18,134
Weatherford International Ltd. *	875	13,046

		39,550

Food, Beverage & Tobacco 1.1%
Aryzta AG *	40	2,548
Nestle S.A. - Reg’d	1,945	127,351

		129,899

Insurance 0.5%
Baloise Holding AG - Reg’d	40	4,225
Swiss Life Holding AG - Reg’d *	35	6,543
Swiss Re AG *	225	17,230
Zurich Insurance Group AG *	145	36,017

		64,015

Materials 0.7%
Clariant AG - Reg’d *	265	4,289
Givaudan S.A. - Reg’d *	5	6,719
Glencore Xstrata plc *	7,000	33,048
Holcim Ltd. - Reg’d *	230	15,578
Sika AG	2	5,465
Syngenta AG - Reg’d	35	13,694

		78,793

Media 0.0%
Informa plc	600	4,719

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Lonza Group AG - Reg’d *	60	4,241
Novartis AG - Reg’d	1,270	92,417
Roche Holding AG	312	77,664

		174,322

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	1,450	11,596

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	340	16,660

Telecommunication Services 0.1%
Swisscom AG - Reg’d	20	9,043

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	35	4,351

		692,934

United Kingdom 18.1%

Automobiles & Components 0.1%
GKN plc	1,500	7,611

Banks 2.7%
Barclays plc	16,375	71,774
HSBC Holdings plc	16,625	173,848
Lloyds Banking Group plc *	37,040	41,569
Royal Bank of Scotland Group plc *	2,775	14,325
Standard Chartered plc	950	21,176

		322,692

Capital Goods 0.7%
BAE Systems plc	3,775	25,408
Balfour Beatty plc	1,250	4,764
Bunzl plc	245	5,158
Carillion plc	715	3,169
Cobham plc	875	3,854
Foster Wheeler AG *	150	3,477
IMI plc	205	4,551
Meggitt plc	450	3,665
Rolls-Royce Holdings plc *	895	15,395
SIG plc	1,575	4,261
Smiths Group plc	290	5,751
The Weir Group plc	75	2,523
Travis Perkins plc	235	5,726
Vesuvius plc	425	3,029

		90,731

40 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.2%
Aggreko plc	80	2,013
Capita plc	390	5,752
G4S plc	1,575	6,335
Hays plc	3,250	5,153
Serco Group plc	360	3,049

		22,302

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	1,345	6,315
Burberry Group plc	170	4,034
Persimmon plc	320	5,440
Taylor Wimpey plc	3,905	6,004

		21,793

Consumer Services 0.6%
Carnival plc	215	8,022
Compass Group plc	1,450	19,200
InterContinental Hotels Group plc	120	3,347
Ladbrokes plc	840	2,397
Thomas Cook Group plc *	10,250	22,357
TUI Travel plc	1,125	5,993
Whitbread plc	125	5,956
William Hill plc	525	3,372

		70,644

Diversified Financials 0.1%
ICAP plc	545	3,097
Man Group plc	6,265	7,894

		10,991

Energy 2.9%
AMEC plc	250	4,018
BG Group plc	2,250	42,706
BP plc	41,785	288,411
Ensco plc, Class A	125	6,945
John Wood Group plc	325	4,050
Tullow Oil plc	150	2,339

		348,469

Food & Staples Retailing 0.9%
J Sainsbury plc	3,135	18,651
Tesco plc	11,880	67,362
William Morrison Supermarkets plc	5,250	23,568

		109,581

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	265	7,563
British American Tobacco plc	1,030	51,862
Diageo plc	1,015	30,994
Imperial Tobacco Group plc	610	20,118
SABMiller plc	330	15,692
Tate & Lyle plc	400	4,981
Unilever plc	695	26,437

		157,647

Health Care Equipment & Services 0.1%
Smith & Nephew plc	590	6,845

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	300	20,349

Insurance 0.8%
Amlin plc	515	3,124
Aviva plc	4,765	28,511
Legal & General Group plc	3,490	10,085
Old Mutual plc	4,240	11,872
Prudential plc	915	15,258
Resolution Ltd.	1,955	9,638
RSA Insurance Group plc	4,570	8,384
Standard Life plc	1,205	6,174
Willis Group Holdings plc	125	5,160

		98,206

Materials 1.4%
Anglo American plc	2,397	54,822
Antofagasta plc	210	2,778
BHP Billiton plc	1,225	35,587
Johnson Matthey plc	240	10,547
Kazakhmys plc	410	1,912
Mondi plc	475	7,307
Rexam plc	885	6,679
Rio Tinto plc	1,020	45,963
Vedanta Resources plc	225	4,044

		169,639

Media 0.4%
British Sky Broadcasting Group plc	550	7,142
ITV plc	1,980	5,042
Pearson plc	635	12,485
Reed Elsevier plc	410	5,020
WPP plc	825	15,250

		44,939

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	1,740	85,539
GlaxoSmithKline plc	4,800	122,181

		207,720

Real Estate 0.1%
British Land Co. plc	420	3,625
Land Securities Group plc	520	7,103

		10,728

Retailing 0.6%
Dixons Retail plc *	11,070	7,064
Home Retail Group plc	5,530	12,190
Inchcape plc	860	7,836
Kingfisher plc	3,345	19,921
Marks & Spencer Group plc	2,720	19,847
Next plc	135	10,220

		77,078

Software & Services 0.0%
The Sage Group plc	900	4,791

Telecommunication Services 2.1%
BT Group plc	10,500	52,837
Cable & Wireless Communications plc	10,750	6,421
Inmarsat plc	400	4,300
Vodafone Group plc	57,750	184,250

		247,808

Transportation 0.1%
FirstGroup plc	2,195	3,891
International Consolidated Airlines Group S.A. *	815	3,609
National Express Group plc	880	3,594

		11,094

Utilities 0.9%
Centrica plc	5,335	31,847

See financial notes 41

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Drax Group plc	650	7,018
National Grid plc	3,030	34,802
Pennon Group plc	285	3,088
Severn Trent plc	210	5,483
SSE plc	1,025	24,783
United Utilities Group plc	760	7,977

		114,998

		2,176,656

Total Common Stock
(Cost $12,388,393)		11,935,436

Other Investment Companies 0.3% of net assets

United States 0.3%

Equity Fund 0.1%
iShares MSCI EAFE ETF	200	11,834

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	20,604	20,604

Total Other Investment Companies
(Cost $33,021)		32,438

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	75	5,487
Volkswagen AG	150	34,039

		39,526

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	85	8,216

Utilities 0.0%
RWE AG	100	2,710

Total Preferred Stock
(Cost $54,160)		50,452

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $12,475,574 and the unrealized appreciation and depreciation were $38,258 and ($495,506), respectively, with a net unrealized depreciation of ($457,248).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

42 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	7,436,054	7,179,138
0.4%	Other Investment Companies	31,222	30,729
0.4%	Preferred Stock	26,939	25,819
0.0%	Rights	—	155

100.0%	Total Investments	7,494,215	7,235,841
(0.0%)	Other Assets and Liabilities, Net		(1,850)

100.0%	Net Assets		7,233,991

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 4.3%

Banks 0.2%
Bank of Queensland Ltd.	612	5,233
Bendigo & Adelaide Bank Ltd.	795	7,158

		12,391

Capital Goods 0.2%
Ausdrill Ltd.	750	982
Boart Longyear Ltd.	6,915	2,833
Bradken Ltd.	693	3,518
Cardno Ltd.	150	855
GWA Group Ltd.	1,770	4,477
Monadelphous Group Ltd.	201	3,325

		15,990

Commercial & Professional Services 0.3%
ALS Ltd.	618	5,064
Programmed Maintenance Services Ltd.	384	868
Seek Ltd.	285	2,716
Skilled Group Ltd.	1,086	3,018
Transfield Services Ltd.	4,395	4,482
Transpacific Industries Group Ltd. *	5,049	4,362

		20,510

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	351	1,869

Consumer Services 0.2%
Aristocrat Leisure Ltd.	1,728	6,956
Echo Entertainment Group Ltd.	1,296	3,117
Flight Centre Ltd.	153	6,405

		16,478

Diversified Financials 0.3%
ASX Ltd.	225	7,104
Challenger Ltd.	1,176	5,446
IOOF Holdings Ltd.	105	795
Perpetual Ltd.	129	4,418

		17,763

Energy 0.1%
AWE Ltd. *	2,658	3,090
Beach Energy Ltd.	2,814	3,496

		6,586

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd. *	16,266	10,721
GrainCorp Ltd.	390	4,321
Treasury Wine Estates Ltd.	927	3,930

		18,972

Health Care Equipment & Services 0.4%
Ansell Ltd.	405	7,005
Cochlear Ltd.	75	3,831
Primary Health Care Ltd.	1,332	6,110
Ramsay Health Care Ltd.	168	5,588
Sigma Pharmaceuticals Ltd.	13,887	7,916

		30,450

Insurance 0.0%
NIB Holdings Ltd.	1,635	3,102

Materials 0.4%
Adelaide Brighton Ltd.	1,605	4,789
Aquarius Platinum Ltd. *	7,866	5,499
DuluxGroup Ltd.	180	725
Fortescue Metals Group Ltd.	507	1,955
Iluka Resources Ltd.	552	5,285
Mount Gibson Iron Ltd.	1,500	962
Nufarm Ltd.	1,041	4,358
OZ Minerals Ltd.	1,635	6,160

		29,733

Media 0.1%
Seven West Media Ltd.	1,782	3,730
Southern Cross Media Group Ltd.	1,896	2,846
Ten Network Holdings Ltd. *	10,239	2,781

		9,357

Real Estate 0.6%
Australand Property Group	843	2,538
CFS Retail Property Trust Group	3,444	6,196
Charter Hall Retail REIT	225	737
Commonwealth Property Office Fund	3,825	3,918
Dexus Property Group	9,702	8,900
Goodman Group	1,269	5,233
GPT Group	2,778	8,783
Investa Office Fund	1,005	2,632
Westfield Retail Trust	582	1,514

		40,451

Retailing 0.6%
Automotive Holdings Group Ltd.	309	1,082
David Jones Ltd.	3,834	9,630
Harvey Norman Holdings Ltd.	2,526	6,772
JB Hi-Fi Ltd.	471	7,912
Myer Holdings Ltd.	3,495	8,560
Pacific Brands Ltd.	10,995	7,442
Premier Investments Ltd.	579	4,187

		45,585

See financial notes 43

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.1%
Computershare Ltd.	1,065	9,153

Transportation 0.2%
Aurizon Holdings Ltd.	1,851	7,501
Transurban Group	1,320	7,936

		15,437

Utilities 0.3%
APA Group	1,215	6,482
DUET Group	4,500	8,336
SP Ausnet	5,013	5,157

		19,975

		313,802

Austria 0.7%

Banks 0.1%
Raiffeisen Bank International AG	267	9,139

Capital Goods 0.1%
Zumtobel AG	294	3,649

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	6	633

Insurance 0.1%
Vienna Insurance Group AG	135	6,850

Materials 0.1%
Lenzing AG	30	2,140
RHI AG	84	2,643

		4,783

Real Estate 0.2%
Immofinanz AG *	3,201	12,595

Transportation 0.1%
Oesterreichische Post AG	186	7,726

Utilities 0.0%
Verbund AG	141	2,710

		48,085

Belgium 1.1%

Capital Goods 0.0%
Cie d’Entreprises CFE	54	2,928

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	42	3,758
Gimv N.V.	72	3,436
Groupe Bruxelles Lambert S.A.	75	5,963
Sofina S.A.	33	3,092

		16,249

Materials 0.2%
Nyrstar *	1,449	6,745
Tessenderlo Chemie N.V.	277	6,666

		13,411

Media 0.1%
Telenet Group Holding N.V.	138	6,639

Real Estate 0.1%
Befimmo S.A.	30	1,954
Cofinimmo	30	3,321

		5,275

Retailing 0.2%
D’Ieteren S.A. N.V.	264	12,187

Technology Hardware & Equipment 0.1%
Barco N.V.	60	4,282
EVS Broadcast Equipment S.A.	39	2,641

		6,923

Telecommunication Services 0.1%
Mobistar S.A.	480	7,139

Utilities 0.1%
Elia System Operator S.A. N.V.	135	5,623

		76,374

Canada 8.1%

Automobiles & Components 0.2%
Linamar Corp.	267	8,302
Martinrea International, Inc.	471	5,286

		13,588

Banks 0.2%
Canadian Western Bank	105	2,972
Genworth MI Canada, Inc.	246	6,564
Home Capital Group, Inc.	54	3,278
Laurentian Bank of Canada	75	3,152

		15,966

Capital Goods 0.6%
Aecon Group, Inc.	258	3,162
Bird Construction, Inc.	171	1,827
CAE, Inc.	648	6,917
Genivar, Inc.	45	1,039
MacDonald, Dettwiler & Associates Ltd.	84	6,478
Russel Metals, Inc.	390	9,731
Toromont Industries Ltd.	330	7,051
Wajax Corp.	117	3,916

		40,121

Commercial & Professional Services 0.4%
Newalta Corp.	231	3,348
Progressive Waste Solutions Ltd.	384	9,286
Ritchie Bros. Auctioneers, Inc.	183	3,372
Stantec, Inc.	90	4,123
Transcontinental, Inc., Class A	753	9,772

		29,901

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	204	6,962
Gildan Activewear, Inc.	192	8,423
Lululemon Athletica, Inc. *	12	850

		16,235

Consumer Services 0.0%
EnerCare, Inc.	309	2,783

Diversified Financials 0.4%
AGF Management Ltd., Class B	603	7,317
CI Financial Corp.	432	13,125
Dundee Corp., Class A *	105	1,973
GMP Capital, Inc.	612	3,324

		25,739

Energy 2.1%
Advantage Oil & Gas Ltd. *	1,845	6,699
AltaGas Ltd.	249	8,481

44 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Calfrac Well Services Ltd.	30	934
Enerflex Ltd.	144	1,929
Ensign Energy Services, Inc.	585	9,749
Freehold Royalties Ltd.	105	2,354
Gibson Energy, Inc.	288	6,167
Gran Tierra Energy, Inc. *	120	819
Keyera Corp.	150	8,195
Lightstream Resources Ltd.	669	4,585
Mullen Group Ltd.	363	8,689
Nuvista Energy Ltd. *	306	2,152
Pacific Rubiales Energy Corp.	330	6,235
Parkland Fuel Corp.	285	4,701
Pason Systems, Inc.	39	792
Pembina Pipeline Corp.	345	10,688
Petrominerales Ltd.	576	3,522
Peyto Exploration & Development Corp.	210	5,723
Precision Drilling Corp.	1,584	15,571
Savanna Energy Services Corp.	288	2,110
ShawCor Ltd.	147	5,829
Trican Well Service Ltd.	441	6,191
Trinidad Drilling Ltd.	852	7,333
Uranium One, Inc. *	288	756
Veresen, Inc.	651	7,412
Vermilion Energy, Inc.	198	10,622

		148,238

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	129	1,986
The Jean Coutu Group, Inc., A Shares	486	8,343
The North West Co., Inc.	291	6,386

		16,715

Food, Beverage & Tobacco 0.2%
Cott Corp.	600	4,800
Maple Leaf Foods, Inc.	606	7,899

		12,699

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	600	6,092

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	240	9,403

Materials 1.4%
Agnico Eagle Mines Ltd.	150	4,515
Canfor Corp. *	294	5,794
CCL Industries, Inc., Class B	90	6,150
Centerra Gold, Inc.	576	3,631
Chemtrade Logistics Income Fund	202	3,259
Dominion Diamond Corp. *	277	3,461
Eldorado Gold Corp.	432	3,673
Franco-Nevada Corp.	18	818
HudBay Minerals, Inc.	759	4,979
IAMGOLD Corp.	1,053	6,309
Lundin Mining Corp. *	1,695	6,973
Major Drilling Group International, Inc.	288	1,846
Methanex Corp.	396	18,375
New Gold, Inc. *	144	969
Pan American Silver Corp.	222	2,704
Sherritt International Corp.	2,004	6,991
Silver Wheaton Corp.	108	2,850
Thompson Creek Metals Co., Inc. *	1,284	4,711
West Fraser Timber Co., Ltd.	138	10,910

		98,918

Media 0.5%
Aimia, Inc.	567	8,611
Cineplex, Inc.	156	5,785
Cogeco Cable, Inc.	75	3,438
Corus Entertainment, Inc.	252	6,032
Quebecor, Inc., Class B	636	13,607

		37,473

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	30	1,596
Brookfield Office Properties, Inc.	480	7,667
Calloway Real Estate Investment Trust	90	2,078
Canadian Real Estate Investment Trust	48	1,857
First Capital Realty, Inc.	45	717
Granite Real Estate Investment Trust	138	4,644
H&R Real Estate Investment Trust	150	2,917
RioCan Real Estate Investment Trust	183	4,085

		25,561

Retailing 0.2%
Dollarama, Inc.	81	5,709
Reitmans (Canada) Ltd., Class A	495	4,617
Sears Canada, Inc.	237	2,629

		12,955

Software & Services 0.1%
Davis & Henderson Corp.	246	6,061
Open Text Corp.	60	4,118

		10,179

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	222	7,092

Transportation 0.1%
TransForce, Inc.	339	6,681
Westshore Terminals Investment Corp.	75	2,087

		8,768

Utilities 0.6%
ATCO Ltd., Class I	312	12,810
Capital Power Corp.	357	6,992
Emera, Inc.	339	9,586
Just Energy Group, Inc.	720	4,361
Northland Power, Inc.	180	2,447
Superior Plus Corp.	891	9,282

		45,478

		583,904

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S *	264	12,157
Sydbank A/S *	363	8,739

		20,896

Capital Goods 0.2%
NKT Holding A/S	177	7,963
Rockwool International A/S, B Shares	45	7,079
Schouw & Co.	24	842
Solar A/S	30	1,517

		17,401

See financial notes 45

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Pandora A/S	123	4,418

Food, Beverage & Tobacco 0.0%
Royal UNIBREW A/S	24	2,702

Health Care Equipment & Services 0.2%
Coloplast A/S Class B	117	6,339
GN Store Nord A/S	270	5,546
William Demant Holding A/S *	30	2,566

		14,451

Insurance 0.2%
Topdanmark A/S *	270	6,815
Tryg A/S	84	7,133

		13,948

Materials 0.0%
Chr Hansen Holding A/S	72	2,380

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
H. Lundbeck A/S	330	6,638
Novozymes A/S, B Shares	303	11,017

		17,655

Software & Services 0.1%
SimCorp A/S	144	4,505

Transportation 0.2%
D/S Norden A/S	345	12,166

		110,522

Finland 2.2%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	267	12,445

Capital Goods 0.7%
Cargotec Oyj, B Shares	255	8,608
Cramo Oyj	219	3,436
Konecranes Oyj	213	6,614
Outotec Oyj	540	6,985
Ramirent Oyj	360	3,864
Uponor Oyj	513	9,085
YIT Oyj	573	7,858

		46,450

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	546	10,785

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	457	7,406

Materials 0.7%
Huhtamaki Oyj	585	11,416
Kemira Oyj	579	9,093
Metsa Board Oyj	1,773	5,541
Outokumpu Oyj *	17,205	10,354
Rautaruukki Oyj	2,055	14,470
Tikkurila Oyj	120	2,698

		53,572

Media 0.1%
Sanoma Oyj	1,341	9,708

Real Estate 0.0%
Sponda Oyj	555	2,752

Retailing 0.1%
Stockmann Oyj Abp, B Shares	264	4,581

Software & Services 0.1%
Tieto Oyj	459	9,121

		156,820

France 4.8%

Automobiles & Components 0.2%
Faurecia *	426	10,810
Plastic Omnium S.A.	99	6,523

		17,333

Banks 0.1%
Natixis	2,130	9,156

Capital Goods 0.4%
Areva S.A. *	315	5,138
Mersen	180	4,707
Saft Groupe S.A.	165	3,999
Zodiac Aerospace	96	13,867

		27,711

Commercial & Professional Services 0.6%
Bureau Veritas S.A.	288	8,681
Derichebourg S.A. *	810	2,478
Edenred	243	7,261
Societe BIC S.A.	90	10,322
Teleperformance	312	14,031

		42,773

Consumer Durables & Apparel 0.2%
Nexity S.A.	210	7,714
SEB S.A.	105	8,119

		15,833

Consumer Services 0.1%
Club Mediterranee S.A. *	237	5,438

Diversified Financials 0.2%
Eurazeo S.A.	180	11,138

Energy 0.1%
Bourbon S.A.	198	5,168
Etablissements Maurel et Prom	210	3,454

		8,622

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	30	3,149
Vilmorin & Cie S.A.	21	2,497

		5,646

Health Care Equipment & Services 0.1%
bioMerieux	45	4,493
Orpea	75	3,443

		7,936

Insurance 0.1%
Euler Hermes S.A.	60	6,764

Materials 0.2%
Eramet	66	6,091
Imerys S.A.	159	10,331

		16,422

Media 0.7%
Havas S.A.	807	5,844
Ipsos	108	4,138
JC Decaux S.A.	201	6,719
Metropole Television S.A.	537	10,253

46 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Societe Television Francaise 1	936	12,447
Technicolor S.A. *	2,985	14,170

		53,571

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	90	3,323

Real Estate 0.5%
Fonciere Des Regions	129	9,952
Gecina S.A.	51	6,053
ICADE	114	9,911
Klepierre	228	9,022
Mercialys S.A.	30	578
Societe Immobiliere de Location pour l’Industrie et le Commerce	30	3,064

		38,580

Software & Services 0.4%
Alten S.A.	90	3,615
Altran Technologies S.A. *	540	3,930
Dassault Systemes S.A.	60	7,647
UbiSoft Entertainment *	747	11,258

		26,450

Technology Hardware & Equipment 0.3%
Ingenico	69	4,804
Neopost S.A.	204	14,257

		19,061

Telecommunication Services 0.1%
Iliad S.A.	30	7,180

Transportation 0.3%
Aeroports de Paris	120	11,686
Bollore S.A.	15	6,597
Groupe Eurotunnel S.A. - Reg’d	903	6,694

		24,977

		347,914

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	78	2,829
Grammer AG	18	643
Leoni AG	180	9,860

		13,332

Banks 0.1%
Aareal Bank AG *	150	4,056

Capital Goods 0.8%
Bauer AG	105	2,444
BayWa AG	135	6,462
Deutz AG *	642	5,766
Duerr AG	60	4,019
Gildemeister AG	207	4,596
Heidelberger Druckmaschinen AG *	4,029	10,838
Indus Holding AG	159	5,116
Krones AG	54	4,564
Nordex SE *	465	5,406
Pfeiffer Vacuum Technology AG	30	3,485
SGL Carbon SE	90	2,842
Vossloh AG	30	2,466

		58,004

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	45	2,017
Hugo Boss AG	36	4,375
Puma SE	15	4,254

		10,646

Food, Beverage & Tobacco 0.1%
Suedzucker AG	273	8,789

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	9	905
Rhoen Klinikum AG	534	12,375

		13,280

Insurance 0.0%
Talanx AG *	52	1,652

Materials 0.4%
Fuchs Petrolub SE	30	2,045
Symrise AG	285	12,432
Wacker Chemie AG	135	13,221

		27,698

Media 0.3%
Axel Springer AG	180	8,972
ProSiebenSat.1 Media AG - Reg’d	237	10,023

		18,995

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Gerresheimer AG	102	6,140
Stada Arzneimittel AG	261	12,596

		18,736

Real Estate 0.1%
Deutsche Euroshop AG	63	2,568
GAGFAH S.A. *	246	3,000
GSW Immobilien AG	24	1,043

		6,611

Retailing 0.1%
Fielmann AG	57	5,787

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	282	4,401
Kontron AG	576	3,110
SMA Solar Technology AG	81	2,591

		10,102

Software & Services 0.3%
Bechtle AG	123	5,941
Software AG	210	6,412
United Internet AG - Reg’d	243	8,376

		20,729

Technology Hardware & Equipment 0.2%
Jenoptik AG	231	3,150
Wincor Nixdorf AG	228	14,262

		17,412

Telecommunication Services 0.0%
Telefonica Deutschland Holding AG	324	2,259

Transportation 0.1%
Fraport AG	123	7,921
Hamburger Hafen und Logistik AG	126	2,811

		10,732

		248,820

See financial notes 47

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 2.7%

Banks 0.2%
Bank of East Asia Ltd.	3,000	11,606
Wing Hang Bank Ltd.	200	1,932

		13,538

Capital Goods 0.2%
Johnson Electric Holdings Ltd.	6,000	3,938
NWS Holdings Ltd.	3,000	4,480
Singamas Container Holdings Ltd.	12,000	2,724

		11,142

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	3,000	7,366

Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	600	1,884
Sands China Ltd.	1,200	6,902
SJM Holdings Ltd.	3,000	7,691
Wynn Macau Ltd.	1,200	3,629

		20,106

Diversified Financials 0.1%
First Pacific Co., Ltd.	6,000	6,213
Guoco Group Ltd.	200	2,358

		8,571

Media 0.1%
Television Broadcasts Ltd.	600	3,931

Real Estate 0.9%
Great Eagle Holdings Ltd.	1,000	3,424
Hang Lung Group Ltd.	1,000	4,907
Hang Lung Properties Ltd.	3,000	9,382
Henderson Land Development Co., Ltd.	1,000	5,867
Hongkong Land Holdings Ltd.	1,000	6,460
Hysan Development Co., Ltd.	1,000	4,346
Kerry Properties Ltd.	1,500	6,074
New World Development Co., Ltd.	7,000	9,821
Sino Land Co., Ltd.	6,000	8,062
Swire Properties Ltd.	200	560
Wheelock & Co., Ltd.	1,000	5,107

		64,010

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	3,000	8,260
Luk Fook Holdings International Ltd.	600	2,050

		10,310

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	600	8,821

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	2,600

Transportation 0.6%
Cathay Pacific Airways Ltd.	6,000	10,291
MTR Corp., Ltd.	3,000	11,316
Orient Overseas International Ltd.	2,000	11,013
Pacific Basin Shipping Ltd.	16,000	10,028

		42,648

		193,043

Ireland 0.8%

Capital Goods 0.3%
Grafton Group plc	1,908	16,102
Kingspan Group plc	636	9,820

		25,922

Consumer Services 0.1%
Paddy Power plc	48	3,851

Food, Beverage & Tobacco 0.1%
C&C Group plc	1,296	7,177
Glanbia plc	294	3,916

		11,093

Health Care Equipment & Services 0.1%
United Drug plc	1,428	7,489

Insurance 0.1%
FBD Holdings plc	183	3,717

Materials 0.1%
James Hardie Industries plc CDI	504	4,404

Transportation 0.0%
Aer Lingus Group plc	282	628

		57,104

Israel 1.4%

Banks 0.3%
Bank Hapoalim B.M.	2,949	13,721
Israel Discount Bank Ltd., A Shares *	3,216	5,072
Mizrahi Tefahot Bank Ltd.	315	3,389

		22,182

Capital Goods 0.1%
Clal Industries Ltd.	738	3,140
Discount Investment Corp. *	366	1,968
Elbit Systems Ltd.	114	5,137

		10,245

Energy 0.3%
Delek Group Ltd.	27	7,539
Oil Refineries Ltd. *	12,504	4,908
Paz Oil Co., Ltd. *	36	5,564

		18,011

Food & Staples Retailing 0.1%
Shufersal Ltd.	870	3,466

Materials 0.1%
The Israel Corp., Ltd. *	15	6,382

Software & Services 0.2%
Check Point Software Technologies Ltd. *	225	12,616
NICE Systems Ltd.	75	2,836

		15,452

Telecommunication Services 0.3%
Cellcom Israel Ltd. *	1,083	11,889
Partner Communications Co., Ltd.	1,359	10,102

		21,991

		97,729

48 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 2.8%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	1,275	3,278

Banks 0.2%
Banca Carige S.p.A. *	7,446	4,904
Banca Piccolo Credito Valtellinese Scarl *	4,929	6,230
Banca Popolare di Sondrio Scrl	900	4,944

		16,078

Capital Goods 0.3%
Astaldi S.p.A.	330	2,524
C.I.R. S.p.A - Compagnie Industriali Riunite *	6,423	9,037
Danieli & C Officine Meccaniche S.p.A.	132	2,571
Impregilo S.p.A.	876	3,939

		18,071

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	42	623
Geox S.p.A.	888	2,248
Indesit Co. S.p.A.	462	3,643
Luxottica Group S.p.A.	225	11,704
Prada S.p.A.	300	2,956
Safilo Group S.p.A. *	276	4,840
Tod’s S.p.A.	27	4,817

		30,831

Consumer Services 0.2%
Autogrill S.p.A. *	582	9,163
GTECH S.p.A.	270	7,573

		16,736

Diversified Financials 0.1%
Azimut Holding S.p.A.	180	3,857

Energy 0.2%
ERG S.p.A.	951	9,254
Saras S.p.A. *	6,159	7,431

		16,685

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	528	4,177
Parmalat S.p.A.	2,184	7,050

		11,227

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	1,035	2,771

Insurance 0.4%
Fondiaria-Sai S.p.A. *	3,594	6,666
Mediolanum S.p.A.	474	3,300
Societa Cattolica di Assicurazioni Scrl	255	5,713
Unipol Gruppo Finanziario S.p.A.	2,940	10,583

		26,262

Materials 0.1%
Buzzi Unicem S.p.A.	612	8,215

Media 0.0%
RCS MediaGroup S.p.A. *	450	688

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	384	4,319

Real Estate 0.0%
Beni Stabili S.p.A.	4,728	2,899

Transportation 0.2%
Ansaldo STS S.p.A.	441	3,809
ASTM S.p.A. *	357	4,218
Societa Iniziative Autostradali e Servizi S.p.A.	402	3,668

		11,695

Utilities 0.4%
ACEA S.p.A.	672	6,203
Enel Green Power S.p.A.	3,384	7,126
Hera S.p.A.	5,064	9,963
IREN S.p.A.	7,359	8,490

		31,782

		205,394

Japan 38.6%

Automobiles & Components 3.3%
Aisan Industry Co., Ltd.	600	5,803
Akebono Brake Industry Co., Ltd.	600	2,587
Calsonic Kansei Corp.	1,000	4,892
Exedy Corp.	300	7,026
FCC Co., Ltd.	300	6,632
Futaba Industrial Co., Ltd. *	1,200	4,819
Keihin Corp.	600	8,720
Koito Manufacturing Co., Ltd.	1,000	17,724
KYB Co., Ltd.	3,000	18,101
Mitsubishi Motors Corp. *	600	6,329
Musashi Seimitsu Industry Co., Ltd.	300	7,354
NGK Spark Plug Co., Ltd.	500	9,698
Nifco, Inc.	300	7,149
Nissan Shatai Co., Ltd.	500	7,124
Nissin Kogyo Co., Ltd.	300	5,330
Nok Corp.	600	8,800
Press Kogyo Co., Ltd.	1,000	3,934
Riken Corp.	1,000	3,842
Sanden Corp.	1,000	3,914
Showa Corp.	400	5,019
Sumitomo Rubber Industries Ltd.	700	9,881
T RAD Co., Ltd.	1,000	3,211
Tachi-S Co., Ltd.	300	4,140
Takata Corp.	300	7,140
The Yokohama Rubber Co., Ltd.	500	4,418
Tokai Rika Co., Ltd.	600	11,949
Tokai Rubber Industries Ltd.	400	3,404
Toyo Tire & Rubber Co., Ltd.	1,000	5,432
Toyoda Gosei Co., Ltd.	400	9,707
Toyota Boshoku Corp.	900	11,851
TS Tech Co., Ltd.	300	10,121
Unipres Corp.	600	13,075
Yorozu Corp.	100	1,937

		241,063

Banks 1.8%
Fukuoka Financial Group, Inc.	1,000	4,281
Hokuhoku Financial Group, Inc.	6,000	11,191
Kiyo Holdings, Inc.	3,000	3,944
Seven Bank Ltd.	1,200	3,938
Shinsei Bank Ltd.	6,000	11,864
The 77 Bank Ltd.	1,000	4,525
The Awa Bank Ltd.	1,000	5,025
The Bank of Kyoto Ltd.	1,000	8,235

See financial notes 49

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Daishi Bank Ltd.	1,000	3,241
The Gunma Bank Ltd.	1,000	5,402
The Hachijuni Bank Ltd.	1,000	5,646
The Hiroshima Bank Ltd.	1,000	4,016
The Hyakugo Bank Ltd.	1,000	3,853
The Joyo Bank Ltd.	1,000	5,178
The Juroku Bank Ltd.	1,000	3,639
The Keiyo Bank Ltd.	1,000	5,147
The Musashino Bank Ltd.	100	3,312
The Nishi-Nippon City Bank Ltd.	1,000	2,558
The Ogaki Kyoritsu Bank Ltd.	1,000	2,731
The San-In Godo Bank Ltd.	1,000	7,614
The Shiga Bank Ltd.	1,000	5,320
The Shizuoka Bank Ltd.	1,000	10,620
Yamaguchi Financial Group, Inc.	1,000	9,336

		130,616

Capital Goods 7.2%
Aica Kogyo Co., Ltd.	100	1,818
Amada Co., Ltd.	1,000	7,420
Asahi Diamond Industrial Co., Ltd.	300	2,825
Central Glass Co., Ltd.	1,000	3,068
Chiyoda Corp.	1,000	11,446
CKD Corp.	400	3,033
COMSYS Holdings Corp.	900	11,191
Daifuku Co., Ltd.	500	4,709
Daihen Corp.	1,000	3,608
Ebara Corp.	3,000	16,022
Fuji Electric Co., Ltd.	3,000	11,099
Fuji Machine Manufacturing Co., Ltd.	400	3,637
Fujitec Co., Ltd.	1,000	10,508
Furukawa Co., Ltd.	3,000	6,146
Futaba Corp.	300	3,477
Glory Ltd.	300	6,293
GS Yuasa Corp.	1,000	4,943
Hino Motors Ltd.	500	6,559
Hitachi Construction Machinery Co., Ltd.	600	11,821
Hitachi Koki Co., Ltd.	300	2,253
Hitachi Zosen Corp.	3,500	5,137
Hoshizaki Electric Co., Ltd.	300	9,998
Inaba Denki Sangyo Co., Ltd.	100	2,782
Inabata & Co., Ltd.	700	6,036
Iseki & Co., Ltd.	1,000	3,231
Iwatani Corp.	3,000	10,793
Kamei Corp.	400	2,907
Kandenko Co., Ltd.	3,000	15,594
Kanematsu Corp. *	4,000	4,321
Keihan Electric Railway Co., Ltd.	1,000	4,036
Kinden Corp.	1,000	9,897
Kitz Corp.	600	2,568
Komori Corp.	600	6,947
Kurita Water Industries Ltd.	400	8,072
Kuroda Electric Co., Ltd.	300	4,018
Kyowa Exeo Corp.	600	6,482
Mabuchi Motor Co., Ltd.	100	4,964
Maeda Corp.	800	4,281
Maeda Road Construction Co., Ltd.	1,000	15,574
Makino Milling Machine Co., Ltd.	1,000	5,708
Meidensha Corp.	1,000	3,292
Minebea Co., Ltd.	3,000	12,964
Mirait Holdings Corp.	700	5,536
MISUMI Group, Inc.	300	7,384
Miura Co., Ltd.	100	2,577
Mori Seiki Co., Ltd.	600	8,274
Nabtesco Corp.	300	6,452
Nachi-Fujikoshi Corp.	1,000	4,974
NGK Insulators Ltd.	500	6,971
Nichias Corp.	600	3,822
Nippo Corp.	1,000	16,093
Nippon Signal Co., Ltd.	300	2,015
Nishimatsu Construction Co., Ltd.	3,000	6,910
Nisshinbo Holdings, Inc.	1,000	7,399
Nitta Corp.	100	1,909
Nitto Boseki Co., Ltd.	1,000	3,690
Nitto Kogyo Corp.	100	1,563
Noritake Co., Ltd.	1,000	2,456
Noritz Corp.	100	2,010
NTN Corp. *	4,000	14,840
Oiles Corp.	100	2,167
OKUMA Corp.	400	3,033
Okumura Corp.	1,000	3,720
OSG Corp.	300	4,801
Penta-Ocean Construction Co., Ltd.	2,000	4,729
Ryobi Ltd.	1,000	3,863
Sankyo Tateyama, Inc.	100	2,037
Sanwa Holdings Corp.	1,000	5,595
Shinmaywa Industries Ltd.	400	2,952
Sintokogio Ltd.	300	2,140
Sumikin Bussan Corp.	1,000	3,251
Tadano Ltd.	300	4,210
Taikisha Ltd.	100	2,222
Takara Standard Co., Ltd.	400	2,886
Takasago Thermal Engineering Co., Ltd.	400	3,180
The Japan Steel Works Ltd.	1,000	5,137
The Nippon Road Co., Ltd.	3,000	15,319
THK Co., Ltd.	600	11,699
Toa Corp. *	1,000	1,386
Toda Corp.	3,000	9,020
TOKAI Holdings Corp.	300	1,049
Toshiba Machine Co., Ltd.	1,000	4,179
Totetsu Kogyo Co., Ltd.	300	5,782
TOTO Ltd.	1,000	12,424
Toyo Engineering Corp.	1,000	3,944
Trusco Nakayama Corp.	100	1,833
Tsubakimoto Chain Co.	600	4,036
Ushio, Inc.	600	6,739
Yamazen Corp.	400	2,483
Yuasa Trading Co., Ltd.	1,000	1,712

		523,881

Commercial & Professional Services 0.7%
Duskin Co., Ltd.	400	7,567
Kokuyo Co., Ltd.	900	6,540
Kyodo Printing Co., Ltd.	1,000	2,568
Matsuda Sangyo Co., Ltd.	100	1,304
Meitec Corp.	100	2,486
Moshi Moshi Hotline, Inc.	100	1,097
Nissha Printing Co., Ltd. *	300	5,011
Okamura Corp.	1,000	6,564
Park24 Co., Ltd.	100	1,737
Sato Holdings Corp.	100	1,636
Sohgo Security Services Co., Ltd.	600	10,855
Temp Holdings Co., Ltd.	100	2,179
Toppan Forms Co., Ltd.	400	3,632

		53,176

50 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	400	3,918
Asics Corp.	400	7,037
Casio Computer Co., Ltd.	1,500	12,903
Foster Electric Co., Ltd.	100	1,933
Funai Electric Co., Ltd.	400	4,020
Gunze Ltd.	2,000	4,994
Haseko Corp. *	9,000	10,549
JVC Kenwood Corp.	1,800	3,687
Kurabo Industries Ltd.	1,000	1,580
Onward Holdings Co., Ltd.	1,000	8,724
PanaHome Corp.	400	2,430
Pioneer Corp. *	3,600	5,687
Rinnai Corp.	100	7,002
Sangetsu Co., Ltd.	300	7,656
Sankyo Co., Ltd.	300	13,989
Sanyo Shokai Ltd.	1,000	2,517
Sumitomo Forestry Co., Ltd.	1,200	11,448
Tamron Co., Ltd.	100	1,941
Token Corp.	60	3,070
Tomy Co., Ltd.	600	2,801
TSI Holdings Co., Ltd.	100	656
Unitika Ltd. *	4,000	2,161
Wacoal Holdings Corp.	1,000	10,060

		130,763

Consumer Services 0.8%
Accordia Golf Co., Ltd.	4	4,346
Doutor Nichires Holdings Co., Ltd.	300	4,675
HIS Co., Ltd.	100	5,076
McDonald’s Holdings Co. Japan Ltd.	300	7,880
MOS Food Services, Inc.	100	1,952
Plenus Co., Ltd.	300	5,421
Resorttrust, Inc.	100	3,216
Round One Corp.	400	2,254
Royal Holdings Co., Ltd.	100	1,485
Saizeriya Co., Ltd.	300	3,941
Tokyo Dome Corp.	1,000	6,706
Yoshinoya Holdings Co., Ltd.	400	4,607
Zensho Holdings Co., Ltd.	300	3,391

		54,950

Diversified Financials 1.1%
Acom Co., Ltd. *	180	4,517
AEON Financial Service Co., Ltd.	200	5,379
Aiful Corp. *	1,650	13,672
Century Tokyo Leasing Corp.	100	2,715
Daiwa Securities Group, Inc.	3,000	24,339
Hitachi Capital Corp.	100	2,051
Jaccs Co., Ltd.	1,000	4,342
Mitsubishi UFJ Lease & Finance Co., Ltd.	900	4,091
Orient Corp. *	3,000	7,124
SBI Holdings, Inc.	900	9,430

		77,660

Energy 0.1%
Japan Petroleum Exploration Co.	100	4,474
Shinko Plantech Co., Ltd.	300	2,413

		6,887

Food & Staples Retailing 1.0%
Arcs Co., Ltd.	300	5,476
Cawachi Ltd.	300	5,556
Cocokara fine, Inc.	100	2,946
FamilyMart Co., Ltd.	100	4,214
Heiwado Co., Ltd.	400	6,030
Kato Sangyo Co., Ltd.	300	5,984
Matsumotokiyoshi Holdings Co., Ltd.	300	10,151
Mitsubishi Shokuhin Co., Ltd.	100	2,653
San-A Co., Ltd.	200	4,911
Sugi Holdings Co., Ltd.	100	3,878
Sundrug Co., Ltd.	100	4,658
Tsuruha Holdings, Inc.	100	9,061
Valor Co., Ltd.	300	4,348
Welcia Holdings Co., Ltd.	100	4,969
Yokohama Reito Co., Ltd.	100	810

		75,645

Food, Beverage & Tobacco 2.5%
Calbee, Inc.	100	9,774
Coca-Cola East Japan Co., Ltd.	600	8,574
Dydo Drinco, Inc.	100	3,761
Ezaki Glico Co., Ltd.	1,000	8,898
Fuji Oil Co., Ltd.	600	10,561
Hokuto Corp.	100	1,754
House Foods Corp.	600	9,356
Ito En Ltd.	300	6,770
Itoham Foods, Inc.	1,000	4,077
J-Oil Mills, Inc.	1,000	3,098
Kagome Co., Ltd.	600	10,304
Kewpie Corp.	600	9,075
Kikkoman Corp.	500	8,546
Marudai Food Co., Ltd.	1,000	3,119
Maruha Nichiro Holdings, Inc.	3,000	5,626
Megmilk Snow Brand Co., Ltd.	600	8,659
Mitsui Sugar Co., Ltd.	1,000	3,190
Morinaga Milk Industry Co., Ltd.	3,000	8,928
Nichirei Corp.	2,000	9,642
Nippon Flour Mills Co., Ltd.	1,000	4,892
Nippon Suisan Kaisha Ltd. *	3,000	6,146
Nissin Foods Holdings Co., Ltd.	300	11,864
Prima Meat Packers Ltd.	3,000	6,115
Sapporo Holdings Ltd.	1,000	3,598
Takara Holdings, Inc.	500	3,817
The Nisshin Oillio Group Ltd.	1,000	3,455
Warabeya Nichiyo Co., Ltd.	300	4,801
Yakult Honsha Co., Ltd.	100	4,245

		182,645

Health Care Equipment & Services 0.5%
Miraca Holdings, Inc.	100	4,474
Nichii Gakkan Co.	600	5,914
Nihon Kohden Corp.	100	3,700
Nipro Corp.	600	5,204
Ship Healthcare Holdings, Inc.	100	3,628
Sysmex Corp.	100	5,820
Toho Holdings Co., Ltd.	300	4,944

		33,684

Household & Personal Products 0.6%
Fancl Corp.	300	3,773
Kobayashi Pharmaceutical Co., Ltd.	100	5,555
Kose Corp.	300	8,424
Lion Corp.	1,000	6,054
Mandom Corp.	100	3,231
Pigeon Corp.	100	4,617
Pola Orbis Holdings, Inc.	100	3,154

See financial notes 51

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unicharm Corp.	100	5,198

		40,006

Insurance 0.1%
Sony Financial Holdings, Inc.	300	4,901

Materials 5.0%
Adeka Corp.	800	8,757
Aichi Steel Corp.	1,000	4,994
Air Water, Inc.	500	6,732
Asahi Holdings, Inc.	200	3,363
Daicel Corp.	1,000	8,684
Daido Steel Co., Ltd.	1,000	5,351
Daio Paper Corp.	1,000	5,483
Dowa Holdings Co., Ltd.	1,000	8,969
Earth Chemical Co., Ltd.	100	3,684
FP Corp.	100	7,033
Fuji Seal International, Inc.	100	2,859
Furukawa-Sky Aluminum Corp.	1,000	3,037
Godo Steel Ltd.	1,000	1,651
Hitachi Chemical Co., Ltd.	900	14,897
Hitachi Metals Ltd.	1,000	12,037
Hokuetsu Kishu Paper Co., Ltd.	500	2,094
Ishihara Sangyo Kaisha Ltd. *	3,000	2,293
Kansai Paint Co., Ltd.	1,000	11,639
Kureha Corp.	1,000	3,384
Kyoei Steel Ltd.	300	4,917
Lintec Corp.	300	5,650
Maruichi Steel Tube Ltd.	300	6,953
Mitsubishi Gas Chemical Co., Inc.	1,000	8,082
Mitsubishi Paper Mills Ltd. *	3,000	2,538
Mitsubishi Steel Manufacturing Co., Ltd.	1,000	2,711
Nihon Parkerizing Co., Ltd.	1,000	19,324
Nippon Denko Co., Ltd.	1,000	2,721
Nippon Kayaku Co., Ltd.	1,000	12,679
Nippon Paint Co., Ltd.	1,000	14,452
Nippon Shokubai Co., Ltd.	1,000	10,182
Nippon Soda Co., Ltd.	500	2,905
Nissan Chemical Industries Ltd.	600	8,256
Nittetsu Mining Co., Ltd.	1,000	4,515
NOF Corp.	1,000	5,983
Pacific Metals Co., Ltd.	1,000	3,496
Rengo Co., Ltd.	3,000	14,830
Sanyo Chemical Industries Ltd.	1,000	6,258
Sanyo Special Steel Co., Ltd.	1,000	4,434
Sumitomo Bakelite Co., Ltd.	1,000	3,496
Sumitomo Light Metal Industries Ltd.	3,000	2,966
Sumitomo Osaka Cement Co., Ltd.	3,000	11,099
Taiyo Nippon Sanso Corp.	1,000	6,574
Toagosei Co., Ltd.	3,000	12,139
Toho Zinc Co., Ltd.	1,000	2,925
Tokai Carbon Co., Ltd.	1,000	2,966
Tokuyama Corp.	4,000	14,187
Tokyo Ohka Kogyo Co., Ltd.	100	2,107
Tokyo Steel Manufacturing Co., Ltd.	2,100	10,295
Topy Industries Ltd.	1,000	1,957
Toyo Ink SC Holdings Co., Ltd.	1,000	4,637
Toyo Kohan Co., Ltd.	500	1,733
Toyobo Co., Ltd.	6,000	9,907
Yamato Kogyo Co., Ltd.	100	3,277
Yodogawa Steel Works Ltd.	1,000	4,057
Zeon Corp.	1,000	11,690

		363,839

Media 0.5%
Asatsu-DK, Inc.	300	7,140
Avex Group Holdings, Inc.	100	2,820
CyberAgent, Inc.	1	2,572
Daiichikosho Co., Ltd.	200	5,388
Kadokawa Corp.	100	3,374
SKY Perfect JSAT Holdings, Inc.	10	5,040
Toho Co., Ltd.	300	5,962
Tokyo Broadcasting System Holdings, Inc.	300	3,718
TV Asahi Corp.	100	2,122
Zenrin Co., Ltd.	100	974

		39,110

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Chugai Pharmaceutical Co., Ltd.	600	12,341
Dainippon Sumitomo Pharma Co., Ltd.	400	5,141
Hisamitsu Pharmaceutical Co., Inc.	100	5,381
Kissei Pharmaceutical Co., Ltd.	300	6,112
KYORIN Holdings, Inc.	300	6,442
Kyowa Hakko Kirin Co., Ltd.	600	6,072
Mitsubishi Tanabe Pharma Corp.	900	12,283
Mochida Pharmaceutical Co., Ltd.	1,000	12,506
Santen Pharmaceutical Co., Ltd.	300	13,943
Tsumura & Co.	300	8,066

		88,287

Real Estate 1.4%
Advance Residence Investment Corp.	1	2,033
Aeon Mall Co., Ltd.	300	7,849
Daikyo, Inc.	1,000	2,915
Japan Prime Realty Investment Corp.	1	2,875
Japan Real Estate Investment Corp.	1	10,661
Japan Retail Fund Investment Corp.	3	5,522
Kenedix Realty Investment Corp.	1	3,776
Leopalace21 Corp. *	2,100	12,992
Nippon Building Fund, Inc.	1	10,906
Nomura Real Estate Holdings, Inc.	600	13,760
Nomura Real Estate Office Fund, Inc.	1	4,291
NTT Urban Development Corp.	3	3,559
Orix JREIT, Inc.	3	3,183
Tokyo Tatemono Co., Ltd.	1,000	8,551
Tokyu Land Corp.	1,000	9,316
United Urban Investment Corp.	1	1,292

		103,481

Retailing 2.3%
ABC-Mart, Inc.	100	4,194
Alpen Co., Ltd.	100	1,916
Aoyama Trading Co., Ltd.	400	9,919
Arc Land Sakamoto Co., Ltd.	100	1,430
Autobacs Seven Co., Ltd.	600	8,567
Bic Camera, Inc.	9	3,912
Canon Marketing Japan, Inc.	700	8,890
Chiyoda Co., Ltd.	100	2,196
DCM Holdings Co., Ltd.	1,100	7,545
Don Quijote Co., Ltd.	100	5,208
Doshisha Co., Ltd.	100	1,371
Geo Holdings Corp.	6	5,351
Gulliver International Co., Ltd.	100	538
H2O Retailing Corp.	1,000	8,409
Hikari Tsushin, Inc.	100	5,983
Izumi Co., Ltd.	100	2,778

52 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kohnan Shoji Co., Ltd.	300	3,226
Komeri Co., Ltd.	300	7,467
Marui Group Co., Ltd.	1,500	14,065
MX Mobiling Co., Ltd.	100	5,595
Nitori Holdings Co., Ltd.	150	13,438
Point, Inc.	60	2,831
Rakuten, Inc.	600	7,406
Ryohin Keikaku Co., Ltd.	100	8,806
T-Gaia Corp.	100	985
The Daiei, Inc. *	3,750	12,880
USS Co., Ltd.	60	7,516
Xebio Co., Ltd.	300	6,776

		169,198

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	600	7,400
Dainippon Screen Manufacturing Co., Ltd. *	1,000	4,739
Disco Corp.	100	5,901
Renesas Electronics Corp. *	1,800	6,843
Sanken Electric Co., Ltd.	1,000	5,300
Shinko Electric Industries Co., Ltd.	600	5,718
Sumco Corp.	900	7,522
Tokyo Seimitsu Co., Ltd.	100	1,885
UKC Holdings Corp.	100	1,669
Ulvac, Inc. *	400	3,522

		50,499

Software & Services 1.6%
Capcom Co., Ltd.	300	5,180
DeNA Co., Ltd.	100	1,966
DTS Corp.	100	1,404
Fuji Soft, Inc.	100	1,702
Gree, Inc.	100	794
IT Holdings Corp.	900	10,769
Itochu Techno-Solutions Corp.	100	3,399
NEC Networks & System Integration Corp.	300	6,632
Net One Systems Co., Ltd.	600	4,495
Nexon Co., Ltd.	100	1,095
Nihon Unisys Ltd.	600	4,898
Nomura Research Institute Ltd.	400	12,496
NS Solutions Corp.	100	1,922
NSD Co., Ltd.	300	3,311
Obic Co., Ltd.	30	8,827
Otsuka Corp.	60	7,247
SCSK Corp.	300	7,014
Square Enix Holdings Co., Ltd.	400	5,858
Transcosmos, Inc.	300	4,550
Trend Micro, Inc.	300	10,518
Yahoo! Japan Corp.	16	7,942

		112,019

Technology Hardware & Equipment 2.7%
Alps Electric Co., Ltd.	1,800	12,971
Amano Corp.	400	4,020
Anritsu Corp.	300	3,669
Azbil Corp.	400	8,594
Canon Electronics, Inc.	100	1,760
Citizen Holdings Co., Ltd.	1,800	11,668
Daiwabo Holdings Co., Ltd.	1,000	1,661
Eizo Corp.	100	2,143
Hamamatsu Photonics K.K.	100	3,241
Hirose Electric Co., Ltd.	100	13,209
Hitachi High-Technologies Corp.	600	12,145
Hitachi Kokusai Electric, Inc.	1,000	10,264
Horiba Ltd.	100	3,251
Hosiden Corp.	1,800	9,595
Japan Aviation Electronics Industry Ltd.	1,000	9,937
Macnica, Inc.	100	2,453
Melco Holdings, Inc.	100	1,289
Mitsumi Electric Co., Ltd. *	2,100	15,411
Nichicon Corp.	300	3,082
Nippon Chemi-Con Corp. *	1,000	3,944
Oki Electric Industry Co., Ltd. *	4,000	6,727
Riso Kagaku Corp.	100	2,435
Ryosan Co., Ltd.	400	6,759
Shimadzu Corp.	1,000	8,776
Star Micronics Co., Ltd.	300	2,896
Taiyo Yuden Co., Ltd.	600	7,601
Toshiba TEC Corp.	1,000	5,218
Yaskawa Electric Corp.	600	7,143
Yokogawa Electric Corp.	900	11,366

		193,228

Transportation 1.6%
Fukuyama Transporting Co., Ltd.	1,000	6,024
Hitachi Transport System, Ltd.	300	3,999
Japan Airport Terminal Co., Ltd.	300	5,519
Kamigumi Co., Ltd.	1,000	8,011
Keikyu Corp.	600	5,143
Keio Corp.	1,000	6,778
Keisei Electric Railway Co., Ltd.	600	5,712
Kintetsu World Express, Inc.	100	3,598
Mitsubishi Logistics Corp.	1,000	12,903
Mitsui-Soko Co., Ltd.	1,000	4,668
Nankai Electric Railway Co., Ltd.	300	1,119
Nippon Konpo Unyu Soko Co., Ltd.	300	4,669
Nishi-Nippon Railroad Co., Ltd.	3,000	11,558
Odakyu Electric Railway Co., Ltd.	1,000	9,142
Sankyu, Inc.	3,000	9,570
Senko Co., Ltd.	1,000	4,790
Sotetsu Holdings, Inc.	1,000	3,771
The Sumitomo Warehouse Co., Ltd.	1,000	5,290

		112,264

Utilities 0.1%
Shizuoka Gas Co., Ltd.	100	663
The Okinawa Electric Power Co., Inc.	100	3,440

		4,103

		2,791,905

Luxembourg 0.5%

Banks 0.2%
Espirito Santo Financial Group S.A. *	1,587	11,007

Commercial & Professional Services 0.1%
Regus plc	2,478	6,781

Consumer Durables & Apparel 0.0%
Samsonite International S.A.	300	778

Household & Personal Products 0.1%
Oriflame Cosmetics S.A.	180	5,255

Materials 0.1%
AZ Electronic Materials S.A.	216	1,021

See financial notes 53

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ternium S.A.	400	9,904

		10,925

Media 0.0%
RTL Group S.A. *	30	2,897

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	75	1,534

		39,177

Netherlands 1.8%

Capital Goods 0.5%
Aalberts Industries N.V.	375	9,321
AerCap Holdings N.V. *	270	4,844
Arcadis N.V.	216	5,340
Koninklijke Boskalis Westminster N.V.	309	12,203
Sensata Technologies Holding N.V. *	90	3,355

		35,063

Commercial & Professional Services 0.1%
USG People N.V.	1,527	11,074

Consumer Durables & Apparel 0.1%
TomTom N.V. *	978	5,972

Diversified Financials 0.0%
BinckBank N.V.	90	783

Energy 0.3%
Core Laboratories N.V.	9	1,363
Koninklijke Vopak N.V.	96	5,373
SBM Offshore N.V. *	933	18,288

		25,024

Food & Staples Retailing 0.1%
X5 Retail Group N.V. *	360	5,832

Food, Beverage & Tobacco 0.0%
Koninklijke Wessanen N.V.	264	969

Materials 0.1%
Koninklijke Ten Cate N.V.	216	5,234

Real Estate 0.3%
Corio N.V.	201	7,874
Eurocommercial Properties N.V.	75	2,794
VastNed Retail N.V.	90	3,738
Wereldhave N.V.	78	5,181

		19,587

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	114	3,557
NXP Semiconductor N.V. *	48	1,784

		5,341

Software & Services 0.0%
Unit 4 N.V.	72	2,516

Technology Hardware & Equipment 0.1%
TKH Group N.V.	180	5,083

Telecommunication Services 0.1%
Ziggo N.V.	108	4,274

		126,752

New Zealand 0.4%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	1,695	5,100

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	1,950	5,370

Materials 0.0%
Nuplex Industries Ltd.	1,566	3,864

Media 0.0%
Sky Network Television Ltd.	936	4,084

Real Estate 0.0%
Kiwi Income Property Trust	750	670

Telecommunication Services 0.0%
Chorus Ltd.	669	1,506

Transportation 0.1%
Air New Zealand Ltd.	573	629
Auckland International Airport Ltd.	1,434	3,417
Mainfreight Ltd.	90	738

		4,784

Utilities 0.1%
Contact Energy Ltd.	1,158	4,748
Infratil Ltd.	375	689

		5,437

		30,815

Norway 1.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	426	3,420
Sparebanken 1 SMN	414	3,297

		6,717

Capital Goods 0.1%
Vard Holdings Ltd. *	1,000	673
Veidekke A.S.A.	693	5,202

		5,875

Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	390	3,484

Diversified Financials 0.0%
Aker A.S.A., A Shares	90	2,717

Energy 0.2%
Fred. Olsen Energy A.S.A.	120	5,545
Kvaerner A.S.A.	390	615
TGS Nopec Geophysical Co. A.S.A.	270	7,948

		14,108

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	150	815
Cermaq A.S.A.	270	4,450
Leroy Seafood Group A.S.A.	30	737

		6,002

Insurance 0.2%
Gjensidige Forsikring A.S.A.	537	7,619
Storebrand A.S.A. *	1,074	6,007

		13,626

Media 0.1%
Schibsted A.S.A.	165	8,066

Semiconductors & Semiconductor Equipment 0.2%
Renewable Energy Corp. A.S.A. *	25,005	11,465

Software & Services 0.0%
Atea A.S.A.	363	3,598

54 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Golden Ocean Group Ltd. *	3,456	4,399

		80,057

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	2,991	3,652

Capital Goods 0.1%
Sonae	8,199	8,973

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	420	8,136

Media 0.1%
ZON OPTIMUS, SGPS, S.A.	963	5,286

Utilities 0.0%
Redes Energeticas Nacionais S.A.	903	2,643

		28,690

Singapore 1.6%

Capital Goods 0.3%
Cosco Corp. Singapore Ltd.	4,000	2,099
SembCorp Marine Ltd.	3,000	9,822
Singapore Technologies Engineering Ltd.	3,000	9,305

		21,226

Consumer Services 0.0%
Genting Singapore plc	1,000	1,030

Diversified Financials 0.0%
Singapore Exchange Ltd.	600	3,416

Food & Staples Retailing 0.1%
Olam International Ltd.	4,000	4,496

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	18,000	7,895

Real Estate 0.6%
Ascendas Real Estate Investment Trust	1,000	1,707
CapitaCommercial Trust	3,000	3,184
Capitaland Ltd.	4,000	9,555
CapitaMall Trust	3,000	4,370
City Developments Ltd.	1,000	7,809
Global Logistic Properties Ltd.	1,000	2,115
Keppel Land Ltd.	1,000	2,640
Suntec Real Estate Investment Trust	3,000	3,572
UOL Group Ltd.	1,000	5,013

		39,965

Telecommunication Services 0.2%
M1 Ltd.	800	2,017
StarHub Ltd.	3,000	9,869

		11,886

Transportation 0.3%
Hutchison Port Holdings Trust	9,000	6,660
Neptune Orient Lines Ltd. *	9,000	7,331
SATS Ltd.	1,000	2,358
Singapore Post Ltd.	3,000	2,925
SMRT Corp., Ltd.	3,000	3,055

		22,329

		112,243

Spain 2.1%

Banks 0.2%
Bankinter S.A.	2,436	10,873

Capital Goods 0.8%
Abengoa S.A.	1,017	2,648
Construcciones y Auxiliar de Ferrocarriles S.A.	6	2,658
Elecnor S.A.	54	765
Gamesa Corp. Tecnologica S.A.	4,302	30,065
Obrascon Huarte Lain S.A.	186	6,377
Sacyr Vallehermoso S.A. *	1,464	5,210
Zardoya Otis S.A.	609	8,954

		56,677

Commercial & Professional Services 0.0%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	564	2,945

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	243	7,038

Energy 0.0%
Tecnicas Reunidas S.A.	78	3,399

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	390	8,441
Viscofan S.A.	108	5,621

		14,062

Insurance 0.2%
Grupo Catalana Occidente S.A.	150	3,877
Mapfre S.A.	3,564	11,979

		15,856

Materials 0.1%
Acerinox S.A.	1,002	10,384

Media 0.2%
Atresmedia Corporacion de Medios de Comunicaion S.A.	447	4,350
Mediaset Espana Comunicacion S.A. *	1,170	11,404

		15,754

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	255	3,110
Grifols S.A.	96	3,652

		6,762

Software & Services 0.2%
Indra Sistemas S.A.	819	11,842

		155,592

Sweden 2.3%

Capital Goods 0.4%
Haldex AB	90	729
Indutrade AB	135	4,860
Lindab International AB *	663	5,973
Nibe Industrier AB	165	2,970
Peab AB	1,464	8,116
Saab AB, Class B	291	5,322

		27,970

Commercial & Professional Services 0.2%
Intrum Justitia AB	210	5,109

See financial notes 55

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Loomis AB, B Shares	429	9,226

		14,335

Consumer Durables & Apparel 0.2%
JM AB	450	11,558
Nobia AB	927	7,262

		18,820

Diversified Financials 0.2%
L E Lundbergforetagen AB, B Shares	126	4,916
Ratos AB, B Shares	1,188	10,344

		15,260

Energy 0.1%
Lundin Petroleum AB *	180	3,853

Food & Staples Retailing 0.1%
Axfood AB	135	6,006

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	81	4,448

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	321	5,044

Materials 0.2%
BillerudKorsnas AB	453	4,108
Hexpol AB	12	828
Hoganas AB, B Shares	75	3,717
Holmen AB, B Shares	315	9,035

		17,688

Media 0.1%
Eniro AB *	255	699
Modern Times Group AB, B Shares	219	9,894

		10,593

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	663	7,286

Real Estate 0.2%
Castellum AB	300	4,101
Fabege AB	390	4,054
Kungsleden AB	966	6,389

		14,544

Retailing 0.1%
Bilia AB	273	5,099
Clas Ohlson AB, B Shares	180	2,610
KappAhl AB *	144	831

		8,540

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	285	8,170

Transportation 0.1%
SAS AB *	3,561	6,732

		169,289

Switzerland 2.8%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	6	3,208
Valiant Holding AG - Reg’d	39	3,664

		6,872

Capital Goods 0.7%
AFG Arbonia-Forster Holding AG *	165	5,353
Bucher Industries AG - Reg’d	6	1,469
Daetwyler Holding AG	9	1,045
Georg Fischer AG - Reg’d *	27	14,609
Implenia AG - Reg’d *	54	3,012
Meyer Burger Technology AG *	105	1,064
OC Oerlikon Corp. AG - Reg’d *	372	4,608
Rieter Holding AG - Reg’d *	24	4,373
Sulzer AG - Reg’d	75	10,915
Zehnder Group AG	63	2,412

		48,860

Commercial & Professional Services 0.2%
DKSH Holding AG	57	4,267
Gategroup Holding AG *	180	4,354
Kaba Holding AG, B Shares - Reg’d *	9	3,646

		12,267

Consumer Durables & Apparel 0.0%
Forbo Holding AG - Reg’d *	4	2,816

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	21	7,641

Diversified Financials 0.2%
Julius Baer Group Ltd. *	288	12,664
Partners Group Holding AG	15	3,837

		16,501

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	6	5,634
Emmi AG *	3	836

		6,470

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	666	9,572
Sonova Holding AG - Reg’d *	60	6,628
Straumann Holding AG - Reg’d	21	3,824

		20,024

Insurance 0.1%
Helvetia Holding AG - Reg’d	18	7,703

Materials 0.2%
Ems-Chemie Holding AG - Reg’d	18	5,748
Schmolz + Bickenbach AG - Reg’d *	2,034	7,395

		13,143

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	150	10,175
Galenica AG - Reg’d	12	9,164

		19,339

Real Estate 0.1%
Allreal Holding AG - Reg’d *	18	2,461
Swiss Prime Site AG - Reg’d *	60	4,395

		6,856

Retailing 0.2%
Dufry AG - Reg’d *	39	5,170
Valora Holding AG - Reg’d	36	7,297

		12,467

Software & Services 0.0%
Temenos Group AG - Reg’d *	30	725

Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg’d	1,125	8,217

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	9	4,563

56 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Panalpina Welttransport Holding AG - Reg’d	78	11,586

		16,149

		206,050

United Kingdom 13.8%

Banks 0.0%
Paragon Group Cos. plc	675	3,339

Capital Goods 1.8%
Ashtead Group plc	1,446	14,428
Bodycote plc	1,032	10,025
Chemring Group plc	972	4,618
Fenner plc	549	2,913
Galliford Try plc	432	6,369
Interserve plc	954	8,264
Invensys plc	1,953	14,770
Keller Group plc	687	11,807
Kier Group plc	285	6,516
Lavendon Group plc	270	716
Melrose Industries plc	1,587	7,227
Morgan Crucible Co. plc	1,329	6,055
Morgan Sindall Group plc	144	1,509
Qinetiq Group plc	3,717	10,810
Rotork plc	123	5,156
Senior plc	1,074	4,489
Speedy Hire plc	1,104	969
Spirax-Sarco Engineering plc	153	7,034
Ultra Electronics Holdings plc	225	6,456

		130,131

Commercial & Professional Services 1.4%
Babcock International Group plc	606	10,668
Berendsen plc	996	13,266
Cape plc	843	3,306
De La Rue plc	636	9,794
Homeserve plc	1,173	4,389
Intertek Group plc	189	9,361
Mears Group plc	432	2,690
Michael Page International plc	1,500	10,741
Mitie Group plc	1,920	8,224
Rentokil Initial plc	8,190	12,732
RPS Group plc	1,095	4,235
Shanks Group plc	3,519	5,103
WS Atkins plc	336	6,133

		100,642

Consumer Durables & Apparel 0.5%
Bellway plc	648	13,442
Bovis Homes Group plc	516	5,934
Guinness Peat Group plc *	15,321	6,815
Redrow plc *	882	3,070
The Berkeley Group Holdings plc	303	9,932

		39,193

Consumer Services 1.1%
Betfair Group plc	291	4,454
Enterprise Inns plc *	11,616	25,642
Greene King plc	978	12,617
J.D. Wetherspoon plc	609	6,689
Marston’s plc	3,750	9,055
Mitchells & Butlers plc *	2,094	13,799
Spirit Pub Co. plc	2,640	3,022
The Restaurant Group plc	648	5,418

		80,696

Diversified Financials 1.7%
3i Group plc	1,434	7,953
Aberdeen Asset Management plc	1,152	6,276
Ashmore Group plc	666	3,438
Close Brothers Group plc	510	8,181
F&C Asset Management plc	2,421	3,633
Henderson Group plc	3,978	10,153
IG Group Holdings plc	906	7,961
Intermediate Capital Group plc	1,282	8,678
International Personal Finance plc	993	9,147
Investec plc	1,590	10,109
Jupiter Fund Management plc	633	3,262
London Stock Exchange Group plc	579	13,972
Provident Financial plc	438	11,430
Schroders plc	240	8,587
Schroders plc, Non-Voting Shares	90	2,580
Tullett Prebon plc	1,239	6,549

		121,909

Energy 0.4%
Bumi plc *	225	757
Enquest plc *	1,578	3,037
Hargreaves Services plc	60	753
Hunting plc	447	5,663
Petrofac Ltd.	384	8,227
Premier Oil plc	843	4,692
Subsea 7 S.A.	414	8,478

		31,607

Food & Staples Retailing 0.3%
Booker Group plc	7,500	14,467
Greggs plc	912	5,876

		20,343

Food, Beverage & Tobacco 0.4%
Britvic plc	951	8,437
Cranswick plc	321	5,551
Dairy Crest Group plc	1,434	11,180
Greencore Group plc	2,376	5,449

		30,617

Health Care Equipment & Services 0.1%
Synergy Health plc	210	3,596

Household & Personal Products 0.1%
PZ Cussons plc	825	5,118

Insurance 0.8%
Admiral Group plc	453	8,836
Beazley plc	1,731	5,329
Catlin Group Ltd.	1,440	10,414
Direct Line Insurance Group plc	384	1,288
Hiscox Ltd.	1,296	12,931
Jardine Lloyd Thompson Group plc	300	4,193
Lancashire Holdings Ltd.	810	9,009
Phoenix Group Holdings	732	8,475

		60,475

Materials 0.9%
African Barrick Gold plc	360	1,058
Alent plc	174	955
Croda International plc	165	6,634
DS Smith plc	3,081	12,287

See financial notes 57

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Elementis plc	894	3,427
Essentra plc	471	5,610
Eurasian Natural Resources Corp. plc *	2,055	7,260
Evraz plc	3,456	6,682
Hill & Smith Holdings plc	105	700
Lonmin plc *	2,073	10,916
Petropavlovsk plc	975	1,599
Randgold Resources Ltd.	30	2,360
RPC Group plc	624	4,337
Synthomer plc	225	783
Victrex plc	120	2,911

		67,519

Media 0.5%
Cineworld Group plc	750	4,997
Daily Mail & General Trust plc, A Shares	870	10,632
Trinity Mirror plc *	1,500	2,761
UBM plc	1,317	14,078

		32,468

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	36	813
Hikma Pharmaceuticals plc	210	3,294

		4,107

Real Estate 0.6%
Derwent London plc	87	3,117
Hammerson plc	1,350	10,097
Intu Properties plc	1,545	7,311
Savills plc	588	5,503
SEGRO plc	2,550	11,518
Songbird Estates plc *	2,301	5,415

		42,961

Retailing 1.1%
Darty plc	13,275	16,531
Debenhams plc	7,890	13,071
Halfords Group plc	1,752	9,811
Howden Joinery Group plc	813	3,539
John Menzies plc	264	3,081
Lookers plc	2,139	4,037
Mothercare plc *	909	6,117
N Brown Group plc	591	4,946
Sports Direct International plc *	399	4,166
WH Smith plc	858	11,248

		76,547

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	585	7,918
CSR plc	600	4,632

		12,550

Software & Services 0.2%
Aveva Group plc	60	2,153
Computacenter plc	849	6,626
Fidessa Group plc	21	693
Micro Focus International plc	357	4,371
Xchanging plc	1,590	3,087

		16,930

Technology Hardware & Equipment 0.8%
Domino Printing Sciences plc	300	3,102
Electrocomponents plc	2,517	10,100
Halma plc	783	6,619
Laird plc	1,866	6,212
Pace plc	1,050	4,644
Premier Farnell plc	1,440	4,941
Spectris plc	300	10,307
Spirent Communications plc	2,253	4,381
TT electronics plc	1,425	4,100
Xyratex Ltd.	360	3,663

		58,069

Telecommunication Services 0.1%
Kcom Group plc	2,178	2,847
TalkTalk Telecom Group plc	1,986	7,327

		10,174

Transportation 0.7%
BBA Aviation plc	2,196	10,459
easyJet plc	513	9,785
Go-Ahead Group plc	255	5,850
Northgate plc	1,842	11,255
Stagecoach Group plc	1,440	7,117
Stobart Group Ltd.	471	838
Stolt-Nielsen Ltd.	207	4,762

		50,066

		999,057

Total Common Stock
(Cost $7,436,054)		7,179,138

Other Investment Companies 0.4% of net assets

United States 0.4%

Equity Fund 0.2%
iShares MSCI EAFE Small Cap ETF	400	17,832

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	12,897	12,897

		30,729

Total Other Investment Companies
(Cost $31,222)		30,729

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	114	9,560

Capital Goods 0.1%
Jungheinrich AG	90	4,875

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	30	3,600

Materials 0.1%
Fuchs Petrolub SE	78	6,297

		24,332

58 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 0.0%

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	495	1,487

Total Preferred Stock
(Cost $26,939)		25,819

Rights 0.0% of net assets

Germany 0.0%

Capital Goods 0.0%
Gildemeister AG *	207	155

Total Rights
(Cost $—)		155

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $7,494,215 and the unrealized appreciation and depreciation were $27,862 and ($286,236), respectively, with a net unrealized depreciation of ($258,374).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 59

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of August 31, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

89.4%	Common Stock	8,859,346	8,778,092
1.4%	Other Investment Companies	147,796	138,976
9.2%	Preferred Stock	935,145	909,590
0.0%	Rights	—	257

100.0%	Total Investments	9,942,287	9,826,915
(0.0%)	Other Assets and Liabilities, Net		(4,315)

100.0%	Net Assets		9,822,600

	Number	Value
Security	of Shares	($)

Common Stock 89.4% of net assets

Brazil 5.1%

Banks 1.0%
Banco Bradesco S.A.	2,400	31,903
Banco do Brasil S.A.	5,400	52,360
Itau Unibanco Holding S.A.	800	9,453

		93,716

Capital Goods 0.2%
Embraer S.A.	2,400	19,768

Diversified Financials 0.1%
BM&FBovespa S.A.	2,800	13,769

Energy 1.4%
Petroleo Brasileiro S.A.	19,800	133,016
Ultrapar Participacoes S.A.	400	8,733

		141,749

Food, Beverage & Tobacco 0.4%
BRF S.A.	1,200	27,865
Companhia de Bebidas das Americas	200	7,040
JBS S.A.	3,000	9,288

		44,193

Materials 1.3%
Companhia Siderurgica Nacional S.A.	7,400	26,211
Usinas Siderurgicas de Minas Gerais S.A. *	1,200	5,144
Vale S.A.	6,400	92,667

		124,022

Software & Services 0.1%
Cielo S.A.	600	14,743

Telecommunication Services 0.2%
Oi S.A.	1,200	1,918
Tim Participacoes S.A.	3,400	13,416

		15,334

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	4,800	9,995
Cia Energetica de Minas Gerais	400	3,130
Companhia de Saneamento Basico do Estado de Sao Paulo	1,200	9,889
CPFL Energia S.A.	1,600	13,124

		36,138

		503,432

Chile 0.7%

Energy 0.2%
Empresas COPEC S.A.	1,352	17,978

Food & Staples Retailing 0.1%
Cencosud S.A.	2,560	10,342

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	9,600	13,100
Enersis S.A.	91,800	29,072

		42,172

		70,492

China 12.1%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	9,500	13,158

Banks 4.4%
Agricultural Bank of China Ltd., H Shares	48,000	20,613
Bank of China Ltd., H Shares	240,000	100,898
Bank of Communications Co., Ltd., H Shares	12,000	7,923
BOC Hong Kong Holdings Ltd.	7,000	22,071
China Construction Bank Corp., H Shares	223,000	163,345
China Merchants Bank Co., Ltd., H Shares	6,500	11,266
Industrial & Commercial Bank of China Ltd., H Shares	160,000	105,024

		431,140

Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	20,000	15,320
China Railway Group Ltd., H Shares	22,000	11,292

		26,612

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	4,000	12,328

Energy 3.2%
China Petroleum & Chemical Corp., H Shares	145,000	104,528
China Shenhua Energy Co., Ltd., H Shares	8,000	24,863
CNOOC Ltd.	44,000	87,383
PetroChina Co., Ltd., H Shares	88,000	95,780

		312,554

60 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	4,000	11,400

Insurance 0.6%
China Life Insurance Co., Ltd., H Shares	13,000	31,920
China Pacific Insurance (Group) Co., Ltd., H Shares	2,600	8,684
People’s Insurance Co. Group of China Ltd., H Shares	8,000	3,879
Ping An Insurance (Group) Co., H Shares	2,000	14,018

		58,501

Materials 0.1%
China National Building Material Co., Ltd., H Shares	8,000	7,356

Real Estate 0.1%
China Overseas Land & Investment Ltd.	4,200	12,512

Retailing 0.2%
Belle International Holdings Ltd.	8,000	11,060
GOME Electrical Appliances Holdings Ltd. *	104,000	10,729

		21,789

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	16,000	15,475

Telecommunication Services 2.7%
China Mobile Ltd.	18,000	193,477
China Telecom Corp., Ltd., H Shares	74,000	37,313
China Unicom (Hong Kong) Ltd.	22,000	33,364

		264,154

		1,186,979

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	500	6,811

Energy 0.2%
Ecopetrol S.A.	8,372	18,740

		25,551

Czech Republic 0.4%

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	1,024	15,259

Utilities 0.2%
CEZ A/S	1,012	23,326

		38,585

Egypt 0.2%

Telecommunication Services 0.2%
Orascom Telecom Holding SAE GDR - Reg’d *	7,400	22,082

Greece 1.6%

Banks 0.4%
Alpha Bank AE *	22,000	14,736
National Bank of Greece S.A. *	3,600	14,526
Piraeus Bank S.A. *	6,360	9,309

		38,571

Consumer Services 0.6%
OPAP S.A.	5,500	54,392

Telecommunication Services 0.4%
Hellenic Telecommunications Organization S.A. *	4,200	37,881

Utilities 0.2%
Public Power Corp. S.A.	2,480	23,349

		154,193

Hungary 0.7%

Banks 0.3%
OTP Bank plc	1,260	23,350

Energy 0.3%
MOL Hungarian Oil & Gas plc	420	29,726

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	8,860	12,201

		65,277

India 1.7%

Automobiles & Components 0.2%
Mahindra & Mahindra Ltd. GDR	648	7,394
Tata Motors Ltd. ADR	400	8,928

		16,322

Banks 0.2%
ICICI Bank Ltd. ADR	500	13,010
State Bank of India GDR - Reg’d	208	9,526

		22,536

Energy 0.8%
Reliance Industries Ltd. GDR (b)	3,120	78,499

Materials 0.1%
Tata Steel Ltd. GDR	2,900	11,554

Software & Services 0.4%
Infosys Ltd. ADR	856	39,693

		168,604

Indonesia 0.7%

Automobiles & Components 0.2%
PT Astra International Tbk	34,500	19,114

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	14,000	8,461

Energy 0.1%
PT Bumi Resources Tbk *	170,000	6,383

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Persero Tbk	172,500	34,753

		68,711

Malaysia 1.7%

Banks 0.6%
CIMB Group Holdings Berhad	6,800	15,071
Malayan Banking Berhad	6,000	18,266
Public Bank Berhad	4,400	22,852

		56,189

See financial notes 61

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Sime Darby Berhad	7,600	21,726

Consumer Services 0.1%
Genting Berhad	4,400	12,498

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	7,200	11,837

Telecommunication Services 0.4%
Axiata Group Berhad	9,600	19,698
Telekom Malaysia Berhad	11,200	18,447

		38,145

Utilities 0.3%
Tenaga Nasional Berhad	10,000	26,577

		166,972

Mexico 3.8%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,400	15,007
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR	600	8,184

		23,191

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	6,800	17,188

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,600	27,836

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	400	4,769
Fomento Economico Mexicano S.A.B. de C.V.	3,300	31,260
Grupo Bimbo S.A.B. de C.V., Series A	5,600	16,294

		52,323

Materials 1.1%
Cemex S.A.B. de C.V., Series CPO *	74,800	84,985
Grupo Mexico S.A.B. de C.V., Series B	8,000	22,888

		107,873

Media 0.4%
Grupo Televisa S.A.B., Series CPO	7,200	36,151

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	108,400	104,405

		368,967

Philippines 0.0%

Telecommunication Services 0.0%
Philippine Long Distance Telephone Co.	65	4,194

Poland 2.1%

Banks 0.4%
Bank Pekao S.A.	280	15,047
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,760	20,825

		35,872

Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	3,400	47,245

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	192	25,971

Materials 0.3%
KGHM Polska Miedz S.A.	880	33,322

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	11,400	26,935

Utilities 0.4%
PGE S.A.	4,480	23,509
Tauron Polska Energia S.A.	11,280	14,911

		38,420

		207,765

Republic of Korea 21.1%

Automobiles & Components 2.2%
Hyundai Mobis	172	43,230
Hyundai Motor Co.	576	129,205
Kia Motors Corp.	780	47,220

		219,655

Banks 1.7%
Hana Financial Group, Inc.	1,200	37,836
KB Financial Group, Inc.	1,240	39,879
Shinhan Financial Group Co., Ltd.	1,760	64,848
Woori Finance Holdings Co., Ltd.	2,080	20,799

		163,362

Capital Goods 4.1%
Daelim Industrial Co., Ltd.	180	14,189
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	440	11,753
Doosan Corp.	76	9,482
Doosan Heavy Industries & Construction Co., Ltd.	280	10,758
Hyundai Engineering & Construction Co., Ltd.	228	11,790
Hyundai Heavy Industries Co., Ltd.	260	53,286
LG Corp.	2,140	129,165
Samsung C&T Corp.	664	34,275
Samsung Heavy Industries Co., Ltd.	560	19,927
SK Holdings Co., Ltd.	500	84,230
SK Networks Co., Ltd.	3,120	18,551

		397,406

Consumer Durables & Apparel 0.9%
LG Electronics, Inc.	1,400	91,311

Energy 1.0%
GS Holdings	516	26,357
S-Oil Corp.	276	19,095
SK Innovation Co., Ltd.	424	53,475

		98,927

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	24	4,454

Food, Beverage & Tobacco 0.3%
KT&G Corp.	400	26,161

Insurance 0.5%
Samsung Fire & Marine Insurance Co., Ltd.	112	25,224
Samsung Life Insurance Co., Ltd.	208	19,862

		45,086

62 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 2.7%
Cheil Industries, Inc.	176	14,000
Hanwha Corp.	560	16,446
Hyosung Corp.	240	15,351
Hyundai Steel Co.	280	18,514
LG Chem Ltd.	160	41,440
Lotte Chemical Corp.	80	12,360
POSCO	520	151,074

		269,185

Retailing 0.4%
Lotte Shopping Co., Ltd.	44	13,497
Shinsegae Co., Ltd.	116	20,952

		34,449

Semiconductors & Semiconductor Equipment 4.3%
Samsung Electronics Co., Ltd.	313	385,734
SK Hynix, Inc. *	1,520	38,683

		424,417

Software & Services 0.6%
Naver Corp.	28	11,338
SK C&C Co. Ltd.	448	44,193

		55,531

Technology Hardware & Equipment 0.8%
LG Display Co., Ltd. *	1,920	50,679
Samsung Electro-Mechanics Co., Ltd.	164	12,056
Samsung SDI Co., Ltd.	132	20,096

		82,831

Telecommunication Services 0.9%
LG Uplus Corp. *	2,280	26,804
SK Telecom Co., Ltd.	328	65,449

		92,253

Utilities 0.7%
Korea Electric Power Corp. *	2,480	68,588

		2,073,616

Russia 14.1%

Banks 0.5%
Sberbank of Russia	20,400	54,003

Energy 11.3%
Gazprom OAO	99,600	393,400
LUKOIL OAO	7,439	429,904
NovaTek OAO GDR - Reg’d	214	25,637
Rosneft OJSC GDR - Reg’d	7,400	54,390
Surgutneftegas OAO	186,000	145,933
Tatneft OAO	9,000	56,427

		1,105,691

Materials 0.9%
Mechel ADR *	2,400	6,936
MMC Norilsk Nickel OJSC	452	59,271
Severstal OAO GDR - Reg’d	1,440	11,894
Uralkali OJSC GDR - Reg’d	280	6,580

		84,681

Telecommunication Services 1.2%
Mobile TeleSystems OJSC ADR	3,000	63,480
Rostelecom OJSC ADR	1,310	24,274
Sistema JSFC GDR - Reg’d	1,200	26,568

		114,322

Utilities 0.2%
RusHydro JSC ADR	7,200	11,304
Russian Grids OAO *	364,000	11,094

		22,398

		1,381,095

South Africa 7.2%

Banks 0.8%
Barclays Africa Group Ltd.	1,000	13,378
Nedbank Group Ltd.	720	13,254
Standard Bank Group Ltd.	4,400	49,194

		75,826

Capital Goods 0.7%
Aveng Ltd.	5,520	14,683
Barloworld Ltd.	2,240	19,195
Bidvest Group Ltd.	1,480	36,531

		70,409

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	6,200	17,775

Diversified Financials 0.4%
FirstRand Ltd.	8,600	25,251
Remgro Ltd.	680	12,417

		37,668

Energy 1.3%
Sasol Ltd.	2,800	131,737

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	692	10,890

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	508	14,027

Insurance 0.2%
Sanlam Ltd.	4,960	22,294

Materials 1.2%
Anglo American Platinum Ltd. *	372	14,884
AngloGold Ashanti Ltd.	688	9,405
ArcelorMittal South Africa Ltd. *	4,680	14,989
Gold Fields Ltd.	3,500	18,425
Impala Platinum Holdings Ltd.	3,200	35,465
Kumba Iron Ore Ltd.	224	9,843
Sappi Ltd. *	5,080	12,138

		115,149

Media 0.3%
Naspers Ltd., N Shares	340	28,166

Retailing 0.2%
Imperial Holdings Ltd.	912	18,544

Telecommunication Services 1.7%
MTN Group Ltd.	6,000	110,058
Telkom SA SOC Ltd. *	18,200	40,697
Vodacom Group Ltd.	1,040	11,786

		162,541

		705,026

Taiwan 13.7%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	28,980	18,255

See financial notes 63

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mega Financial Holding Co., Ltd.	20,000	15,272

		33,527

Capital Goods 0.4%
Far Eastern New Century Corp.	20,400	21,917
Walsin Lihwa Corp. *	48,000	14,196

		36,113

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	16,000	17,484

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	16,000	21,922

Energy 0.2%
Formosa Petrochemical Corp.	9,000	22,857

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	11,000	20,034

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	14,000	19,836

Materials 2.5%
China Steel Corp.	68,000	57,491
Formosa Chemicals & Fibre Corp.	26,000	67,510
Formosa Plastics Corp.	21,000	52,352
Nan Ya Plastics Corp.	28,000	54,831
Taiwan Cement Corp.	13,000	17,160

		249,344

Semiconductors & Semiconductor Equipment 3.1%
Advanced Semiconductor Engineering, Inc.	24,000	21,213
MediaTek, Inc.	3,600	44,151
Siliconware Precision Industries Co.	20,000	22,457
Taiwan Semiconductor Manufacturing Co., Ltd.	53,000	177,998
United Microelectronics Corp.	88,000	36,171

		301,990

Technology Hardware & Equipment 5.5%
Acer, Inc. *	43,000	28,667
Asustek Computer, Inc.	6,000	47,820
AU Optronics Corp. *	133,000	52,445
Compal Electronics, Inc.	60,000	40,402
Delta Electronics, Inc.	6,000	27,168
Hon Hai Precision Industry Co., Ltd.	47,000	127,534
HTC Corp.	5,000	26,149
Innolux Corp. *	37,000	18,547
Inventec Corp.	44,000	35,804
Lite-On Technology Corp.	16,000	27,108
Pegatron Corp. *	22,000	34,039
Quanta Computer, Inc.	14,000	29,521
Synnex Technology International Corp.	8,000	12,605
Wistron Corp.	25,000	22,432
WPG Holdings Ltd.	10,000	11,496

		541,737

Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	17,500	55,323
Far EasTone Telecommunications Co., Ltd.	6,000	15,178
Taiwan Mobile Co., Ltd.	4,000	14,436

		84,937

		1,349,781

Thailand 1.1%

Energy 0.8%
PTT Exploration & Production PCL NVDR	3,600	18,621
PTT PCL NVDR	4,900	49,776
Thai Oil PCL NVDR	6,400	10,836

		79,233

Materials 0.1%
PTT Global Chemical PCL NVDR	4,100	8,788

Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	2,400	17,894

		105,915

Turkey 1.1%

Banks 0.4%
Akbank T.A.S.	3,520	11,709
Turkiye Garanti Bankasi A/S	4,480	15,473
Turkiye Halk Bankasi A/S	960	6,123
Turkiye Is Bankasi, C Shares	4,800	11,257

		44,562

Capital Goods 0.2%
KOC Holding A/S	4,460	18,030

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	2,800	11,951

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	960	18,463

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	3,400	17,849

		110,855

Total Common Stock
(Cost $8,859,346)		8,778,092

Other Investment Companies 1.4% of net assets

India 1.2%

Equity Funds 1.2%
iShares India 50 ETF	1,840	34,794
WisdomTree India Earnings Fund	5,760	79,949

		114,743

United States 0.2%

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (c)	24,233	24,233

Total Other Investment Companies
(Cost $147,796)		138,976

64 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 9.2% of net assets

Brazil 6.9%

Banks 1.7%
Banco Bradesco S.A.	5,200	60,614
Itau Unibanco Holding S.A.	8,200	100,034
Itausa - Investimentos Itau S.A.	3,600	12,660

		173,308

Energy 1.7%
Petroleo Brasileiro S.A.	23,200	163,958

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	800	27,999

Materials 2.3%
Bradespar S.A.	1,000	10,378
Gerdau S.A.	6,400	46,172
Metalurgica Gerdau S.A.	4,600	40,965
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	4,000	17,348
Vale S.A.	8,600	112,510

		227,373

Telecommunication Services 0.3%
Oi S.A.	5,200	7,744
Telefonica Brasil S.A.	1,400	27,373

		35,117

Utilities 0.6%
Centrais Eletricas Brasileiras S.A. B Shares	3,600	13,887
Companhia Energetica de Minas Gerais	3,200	25,038
Companhia Paranaense de Energia - Copel, B Shares	800	9,608
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	3,000	9,200

		57,733

		685,488

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	628	8,717

Republic of Korea 0.8%

Automobiles & Components 0.2%
Hyundai Motor Co.	80	7,495
Hyundai Motor Co. 2nd	120	12,108

		19,603

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	210	5,382

Materials 0.0%
LG Chem Ltd.	28	3,330

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	60	49,673

		77,988

Russia 1.4%

Banks 0.1%
Sberbank of Russia	2,400	5,031

Energy 1.3%
AK Transneft OAO	46	105,858
Surgutneftegas OAO	35,600	23,904

		129,762

Telecommunication Services 0.0%
Rostelecom OJSC	1,200	2,604

		137,397

Total Preferred Stock
(Cost $935,145)		909,590

Rights 0.0% of net assets

China 0.0%

Banks 0.0%
China Merchants Bank *(a)	1,131	257

Total Rights
(Cost $—)		257

End of Investments.

At 08/31/13, the tax basis cost of the fund’s investments was $9,942,287 and the unrealized appreciation and depreciation were $119,964 and ($235,336), respectively, with a net unrealized depreciation of ($115,372).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,499 or 0.8% of net assets.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 65

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	October 14, 2013